UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 85.7%
AUSTRALIA -- 4.2%
   AGL Energy                                            533,880   $       7,326
   Amcor (A)                                             191,383             928
   Aquila Resources *                                        400               6
   Australia & New Zealand Banking Group                  83,400           1,498
   Australian Infrastructure Fund (A)                    560,200           1,193
   Australian Worldwide Exploration *                     81,629             326
   AWB                                                    40,428              94
   Babcock & Brown (A)                                    47,234             340
   Bendigo and Adelaide Bank (A)                           9,655             101
   BHP Billiton (A)                                      581,687          24,394
   BlueScope Steel (A)                                   101,300           1,102
   Boart Longyear Group                                   24,228              52
   Brambles (A)                                          165,892           1,390
   Challenger Financial Services Group (A)               286,928             520
   Coca-Cola Amatil (A)                                   60,300             406
   Commonwealth Bank of Australia                         50,900           1,962
   Computershare (A)                                      67,121             593
   CSL                                                    32,778           1,123
   Dominion Mining                                         1,900               6
   Downer EDI (A)                                        187,707           1,238
   Felix Resources                                         4,907              80
   Flight Centre (A)                                     194,000           3,104
   Fortescue Metals Group *                              172,800           1,973
   Foster's Group (A)                                    232,500           1,131
   Goodman Fielder (A)                                   709,197             956
   Incitec Pivot (A)                                      29,135           5,173
   ING Industrial Fund (A)(B)                            559,852             844
   Leighton Holdings (A)                                 117,260           5,722
   MacArthur Coal                                         43,200             699
   Macquarie Airports (A)                              1,399,095           2,766
   Macquarie Group (A)                                    31,810           1,485
   Macquarie Infrastructure Group (A)                  2,576,958           5,737
   Mirvac Group (A)(B)                                   114,551             325
   Mount Gibson Iron *                                   165,600             496
   National Australia Bank (A)                           266,232           6,770
   New Hope                                                6,400              33
   Newcrest Mining (A)                                   368,890          10,372
   Nufarm                                                 22,100             338
   OneSteel (A)                                          178,267           1,273
   Orica (A)                                              43,600           1,226
   Origin Energy (A)                                     121,000           1,872
   Oxiana                                                391,155             987
   Pacific Brands (A)                                    434,679             740
   Portman *                                              11,100             182
   Qantas Airways                                        193,942             566
   Rio Tinto (A)                                          47,449           6,170
   Santos (A)                                            162,200           3,339
   Seven Network                                          38,700             280
   Sims Group                                                300              12
   TABCORP Holdings                                      108,883           1,025
   Tatts Group                                            98,609             222
   Telstra (A)                                         2,432,280           9,897
   Wesfarmers (A)                                         30,374           1,091
   Westfield Group (A)(B)                                 64,500           1,008
   Westpac Banking                                       177,671           3,410
   Woodside Petroleum (A)                                 54,400           3,524

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Woolworths (A)                                        189,434   $       4,445
   WorleyParsons (A)                                      42,337           1,538
                                                                   -------------
                                                                         135,409
                                                                   -------------
AUSTRIA -- 0.8%
   IMMOFINANZ                                             43,765             452
   OMV                                                    97,139           7,631
   Raiffeisen International Bank Holding                  22,256           2,846
   Telekom Austria                                        67,900           1,474
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A                      2,514             225
   Voestalpine                                           159,017          13,066
   Wienerberger                                           14,500             609
                                                                   -------------
                                                                          26,303
                                                                   -------------
BELGIUM -- 1.0%
   Belgacom                                               21,540             930
   Cofinimmo (B)                                          14,100           2,566
   Delhaize Group                                         25,156           1,694
   Dexia                                                 110,759           1,773
   Fortis (A)                                            556,501           8,911
   Gimv                                                   22,000           1,452
   InBev                                                  14,523           1,009
   KBC Groep                                              22,534           2,504
   Mobistar                                               84,600           6,858
   Solvay                                                 35,300           4,621
   Umicore                                                28,888           1,429
                                                                   -------------
                                                                          33,747
                                                                   -------------
BERMUDA -- 0.0%
   K Wah International Holdings                        1,220,400             505
   Seadrill (A)                                           35,083           1,073
                                                                   -------------
                                                                           1,578
                                                                   -------------
BRAZIL -- 0.3%
   Banco do Brasil                                       312,000           5,118
   Bovespa Holding                                        47,000             585
   Gerdau ADR                                             38,750             930
   Unibanco - Uniao de Bancos
      Brasileiros GDR                                     13,800           1,752
                                                                   -------------
                                                                           8,385
                                                                   -------------
CANADA -- 3.9%
   Barrick Gold                                          128,900           5,865
   Cameco                                                 47,700           2,059
   Canadian Imperial Bank of Commerce                     32,100           1,775
   Canadian Natural Resources                             99,300           9,870
   Eastern Platinum *                                  1,146,650           3,165
   EnCana                                                234,150          21,402
   Gildan Activewear *                                    31,000             801
   Goldcorp                                              185,300           8,555
   HudBay Minerals *                                      49,200             687
   Imperial Oil                                           32,600           1,805
   Inmet Mining                                           25,400           1,694
   Methanex                                               45,800           1,301
   National Bank of Canada                                22,200           1,108
   Nova Chemicals                                         49,900           1,235
   Onex                                                   29,700             879
   Petro-Canada                                           94,300           5,308
   Potash Corp of Saskatchewan                            25,230           5,767
   Potash Saskatchewan                                    73,800          17,209
   Research In Motion *                                  100,230          11,730

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Rogers Communications, Cl B                           170,930   $       6,665
   Royal Bank of Canada                                   59,200           2,674
   Shaw Communications, Cl B                              47,400             973
   Shoppers Drug Mart (A)                                 30,200           1,664
   Sun Life Financial                                     40,400           1,670
   Suncor Energy                                          54,000           3,151
   Teck Cominco, Cl B                                    116,500           5,646
   TELUS, Cl A                                               645              26
                                                                   -------------
                                                                         124,684
                                                                   -------------
CHINA -- 0.6%
   Alibaba.com *(A)                                      121,500             171
   Bank of Communications, Cl H (A)                    3,659,000           4,284
   China COSCO Holdings, Cl H                          1,761,000           4,300
   China Life Insurance, Cl H                          1,462,900           5,122
   China Petroleum & Chemical, Cl H                    2,176,000           2,037
   China Shenhua Energy                                  291,500           1,144
   Industrial & Commercial Bank of China, Cl H         1,360,000             930
   New World Department Store China *                  2,400,100           2,115
                                                                   -------------
                                                                          20,103
                                                                   -------------
CZECH REPUBLIC -- 0.2%
   CEZ                                                    82,350           7,306
                                                                   -------------
DENMARK -- 0.9%
   A P Moller - Maersk, Cl B                                  78             956
   A P Moller - Maersk, Cl A                                 360           4,419
   Carlsberg, Cl B                                        23,446           2,266
   D/S Norden                                              8,323             897
   Danske Bank                                            66,712           1,931
   East Asiatic                                           10,213             707
   FLSmidth                                               11,850           1,302
   Novo Nordisk, Cl B                                     43,500           2,849
   Sydbank                                                 5,978             228
   Vestas Wind Systems *                                  95,157          12,464
                                                                   -------------
                                                                          28,019
                                                                   -------------
FINLAND -- 1.0%
   Fortum                                                  6,698             340
   Kone, Cl B                                             12,742             448
   Konecranes                                             31,050           1,287
   Metso (A)                                              29,681           1,355
   Nokia                                                 537,577          13,120
   Nokian Renkaat                                          9,426             453
   Outokumpu                                             187,998           6,590
   Pohjola Bank, Cl A                                     13,371             232
   Rautaruukki                                            29,000           1,328
   Sponda                                                168,800           1,471
   Stora Enso, Cl R                                      165,200           1,551
   UPM-Kymmene                                            92,801           1,521
   Wartsila, Cl B                                         19,863           1,250
   YIT                                                     3,383              85
                                                                   -------------
                                                                          31,031
                                                                   -------------
FRANCE -- 7.9%
   Accor                                                  13,317             890
   Air France-KLM (A)                                     21,900             526
   Air Liquide                                            12,363           1,634
   Alstom                                                 14,644           3,384
   Arkema                                                 33,500           1,895
   Atos Origin                                               600              33
   AXA                                                   179,727           5,341

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Beneteau                                                2,579   $          56
   BNP Paribas                                           274,035          24,843
   Bollore                                                   887             173
   Bouygues                                              130,427           8,664
   Capital Gemini                                         41,884           2,471
   Carrefour                                             102,949           5,833
   Casino Guichard Perrachon                              18,965           2,151
   Christian Dior                                          8,233             850
   Cie de Saint-Gobain (A)                                23,985           1,502
   Ciments Francais                                        1,475             242
   CNP Assurances                                         12,105           1,369
   Compagnie Generale de Geophysique *                    51,565           2,441
   Compagnie Generale des Etablissements
      Michelin, Cl B                                     104,300           7,500
   Credit Agricole (A)                                   281,988           5,767
   Dassault Systemes                                      17,262           1,053
   EDF                                                    17,700           1,683
   Eramet                                                    714             710
   France Telecom                                        759,872          22,400
   Gaz de France (A)                                      16,039           1,031
   Groupe Danone                                          98,755           6,939
   Haulotte Group                                          7,366             108
   Imerys                                                  3,023             219
   Lafarge                                                30,360           4,658
   Lagardere SCA                                          64,905           3,699
   L'Oreal                                                56,225           6,121
   LVMH Moet Hennessy Louis Vuitton                       19,600           2,056
   Natixis                                                44,952             499
   Nexans                                                  5,900             728
   PagesJaunes Groupe (A)                                 29,500             435
   Pernod-Ricard                                          27,500           2,827
   Peugeot                                               127,774           6,943
   PPR (A)                                                 2,943             328
   Publicis Groupe                                        16,197             525
   Rallye                                                  2,834             167
   Renault                                                97,059           7,967
   Rhodia                                                 33,900             626
   Sanofi-Aventis                                        237,444          15,873
   Schneider Electric                                     21,353           2,308
   SCOR                                                   40,119             920
   Sechilienne-Sidec                                         963              76
   Sequana Capital                                         7,217             139
   Societe Generale                                      126,984          11,062
   Suez                                                  146,765           9,999
   Technip                                                69,200           6,410
   Total                                                 523,925          44,740
   Valeo                                                   7,779             250
   Vallourec (A)                                           9,360           3,287
   Veolia Environnement                                   72,299           4,059
   Vivendi                                               106,425           4,041
   Wendel (A)                                             12,991           1,322
                                                                   -------------
                                                                         253,773
                                                                   -------------
GERMANY -- 8.6%
   Allianz                                               127,543          22,486
   BASF                                                  459,764          31,742
   Bayer                                                 248,925          20,967
   Bayerische Motoren Werke                               15,735             757
   Bilfinger Berger                                        3,095             270
   Commerzbank                                           106,514           3,162
   Continental                                               756              78

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   DaimlerChrysler                                       211,217   $      13,072
   Deutsche Bank                                         130,715          11,296
   Deutsche Beteiligungs                                  60,000           1,529
   Deutsche Boerse                                        24,856           2,807
   Deutsche Lufthansa                                    545,600          11,777
   Deutsche Post                                         206,000           5,388
   Deutsche Telekom                                      361,972           5,931
   E.ON                                                  200,097          40,401
   Fresenius Medical Care                                183,650          10,130
   Gildemeister (A)                                       22,000             625
   Hannover Rueckversicherung                              7,488             370
   HeidelbergCement                                        4,236             615
   Henkel KGaA                                            63,980           2,403
   Hypo Real Estate Holding (A)                           82,128           2,314
   IKB Deutsche Industriebank                             10,251              45
   Infineon Technologies *                               435,000           3,790
   Kali und Salz Beteiligungs                             20,347          11,743
   KSB                                                       239             166
   Linde                                                     800             113
   MAN                                                    23,849           2,649
   Metro                                                  13,500             862
   Muenchener Rueckversicherungs                         104,422          18,305
   MVV Energie                                             1,364              70
   Q-Cells *                                              32,260           3,274
   Rheinmetall                                             1,003              73
   RWE                                                    93,701          11,844
   Salzgitter                                             27,585           5,059
   SAP                                                    32,125           1,683
   SGL Carbon *                                          102,500           7,201
   Siemens                                                10,306           1,145
   Suedzucker                                             78,216           1,420
   ThyssenKrupp                                          171,362          10,767
   Tognum                                                  4,547             122
   TUI (A)                                                27,148             630
   Volkswagen                                             28,800           8,316
                                                                   -------------
                                                                         277,397
                                                                   -------------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling                            54,580           1,488
   OPAP                                                   58,722           2,052
   Public Power                                           28,700             995
                                                                   -------------
                                                                           4,535
                                                                   -------------
HONG KONG -- 2.7%
   Allied Properties                                   244,000              38
   Bank of East Asia                                     323,600           1,758
   BOC Hong Kong Holdings                                685,500           1,815
   Cheung Kong Holdings                                  137,000           1,847
   China Mobile                                          851,400          11,443
   China Netcom Group                                    575,000           1,567
   China Overseas Land & Investment                      246,000             389
   CLP Holdings                                          207,000           1,773
   Emperor International Holdings                        133,000              46
   Esprit Holdings                                       200,300           2,081
   Great Eagle Holdings                                  855,500           2,523
   Guoco Group                                           146,300           1,483
   Hang Seng Bank                                         85,200           1,797
   Hong Kong & China Gas                                 329,120             783
   Hongkong & Shanghai Hotels                            740,900           1,121
   HongKong Electric Holdings                            366,000           2,190
   Hongkong Land Holdings                              3,478,000          14,747
   Hopewell Highway Infrastructure                        94,000              71

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hopewell Holdings                                     251,000   $         892
   Hutchison Whampoa                                     175,000           1,764
   Hysan Development                                      73,000             200
   Jardine Matheson Holdings                              25,800             800
   Jardine Strategic Holdings                             89,800           1,527
   Johnson Electric Holdings                              54,500              24
   Kowloon Development                                    51,000              93
   Lenovo Group                                        6,068,000           4,109
   Miramar Hotel & Investment                              6,000               8
   New World Development                                 228,000             464
   NWS Holdings                                           20,000              52
   Orient Overseas International                       1,028,300           5,143
   Pacific Basin Shipping                                395,000             564
   Pacific Century Premium Developments                  540,000             194
   SEA Holdings                                           38,000              24
   Shun Tak Holdings                                   1,200,700           1,124
   Singamas Container Holdings                         1,800,400             469
   Sinolink Worldwide Holdings                         1,140,000             165
   SRE Group                                             750,000              81
   Sun Hung Kai                                        1,513,800           1,241
   Sun Hung Kai Properties                               424,500           5,760
   Swire Pacific, Cl A                                   508,000           5,196
   Texwinca Holdings                                      16,000              13
   Tian An China Investment                            1,593,700           1,128
   Transport International Holdings                       10,400              45
   Truly International Holdings                           16,000              15
   VTech Holdings                                          4,000              24
   Wharf Holdings                                      1,222,000           5,117
   Wheelock                                              841,500           2,256
   Wing Hang Bank                                         13,500             179
   Wing On International                                  22,000              40
                                                                   -------------
                                                                          86,183
                                                                   -------------
INDIA -- 0.2%
   Reliance Industries GDR                                55,770           5,488
                                                                   -------------
INDONESIA -- 0.2%
   Bumi Resources                                      7,467,500           6,641
                                                                   -------------
IRELAND -- 0.3%
   Allied Irish Banks                                     59,500             919
   Anglo Irish Bank                                       93,864             880
   CRH                                                   198,910           5,860
   Dragon Oil *                                          106,442             957
   Irish Life & Permanent                                139,983           1,458
                                                                   -------------
                                                                          10,074
                                                                   -------------
ISRAEL -- 0.3%
   Teva Pharmaceutical Industries ADR                    247,470          11,334
                                                                   -------------
ITALY -- 2.1%
   AEM (A)                                               461,252           1,691
   Banco Popolare Scarl (A)                              174,882           3,108
   Buzzi Unicem                                            9,377             235
   Danieli                                                40,200           1,506
   Edison                                                  2,424               5
   Enel (A)                                              703,151           6,691
   ENI                                                   845,280          31,563
   Fiat                                                  302,189           4,956
   Fondiaria-Sai                                          26,079             865

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   IFIL - Investments                                    151,666   $         987
   Intesa Sanpaolo                                       298,176           1,605
   Iride                                                  32,921             101
   Italcementi (A)                                        41,186             612
   Mediaset                                              196,000           1,293
   Prysmian                                               25,190             639
   Saipem                                                 51,900           2,439
   Telecom Italia                                      3,763,844           6,644
   UniCredito Italiano                                   466,421           2,857
   Unipol Gruppo Finanziario                              60,133             142
                                                                   -------------
                                                                          67,939
                                                                   -------------
JAPAN -- 15.7%
   77 Bank                                                46,000             289
   Acom                                                   16,620             516
   Aeon                                                  429,500           5,312
   Aichi Bank                                              1,200              98
   Aichi Steel                                            17,000              74
   Aida Engineering                                        6,000              29
   Aioi Insurance                                         90,000             481
   Aisan Industry                                            900               9
   Aisin Seiki                                            58,800           1,930
   Ajinomoto                                              75,000             710
   Akita Bank                                             18,000              82
   Alps Electric                                          21,700             225
   Amada                                                 156,400           1,235
   Amano                                                   2,100              20
   AOKI Holdings                                           3,200              50
   Aoyama Trading                                         51,000             941
   Aozora Bank                                            38,000              87
   Asahi Breweries                                        90,400           1,690
   Asahi Diamond Industrial                                2,000              14
   Asahi Glass                                            87,000           1,054
   Asahi Kasei                                           128,000             671
   Astellas Pharma                                        22,700             964
   Atsugi (A)                                            875,000           1,205
   Autobacs Seven                                        117,000           3,278
   Bank of Nagoya                                         27,000             169
   Bank of Okinawa                                         2,000              72
   Belluna                                                 5,200              36
   Bridgestone                                            76,000           1,164
   Canon                                                 110,848           5,709
   Casio Computer                                         31,400             358
   Cawachi                                                 5,900             150
   Central Glass                                          15,000              61
   Central Japan Railway                                     455           5,022
   Chiba Kogyo Bank *                                      4,300              57
   Chiyoda                                               119,000           1,295
   Chudenko                                                5,100              80
   Circle K Sunkus                                        20,900             368
   Citizen Holdings                                      139,000           1,061
   CKD                                                     4,200              26
   CMK                                                   309,700           2,101
   Coca-Cola Central Japan                                     6              47
   Coca-Cola West Holdings                                26,300             614
   COMSYS Holdings                                       377,300           3,331
   Corona                                                  2,600              39
   Cosmo Oil                                             877,400           3,178
   Daicel Chemical Industries                             17,000              96
   Daiichikosho                                            6,100              62
   Daimei Telecom Engineering                            109,400           1,033
   Dainippon Ink and Chemicals                           268,000             776

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Dainippon Screen Manufacturing                         25,000   $         101
   Dainippon Sumitomo Pharma                             494,500           4,007
   Daishi Bank                                            46,000             205
   Daiwa House Industry                                   25,000             235
   Daiwa Securities Group                                165,000           1,519
   daVinci Holdings *                                        804             551
   Dena                                                      120             709
   Denki Kagaku Kogyo                                     57,000             212
   Denso                                                   4,200             145
   Doutor Nichires Holdings                                6,400              98
   East Japan Railway                                        200           1,632
   EDION (A)                                               5,500              46
   Ehime Bank                                             15,000              54
   Eighteenth Bank                                        19,000              68
   Eizo Nanao                                              2,100              45
   Electric Power Development                             20,900             777
   Elpida Memory *                                        54,200           1,738
   Fanuc                                                  34,700           3,395
   Fast Retailing                                         29,500           2,800
   Fuji Electric Holdings                                 96,000             340
   Fuji Heavy Industries                                  91,000             446
   Fuji Machine Manufacturing                             12,100             242
   Fuji Television Network                                   206             311
   FUJIFILM Holdings                                     107,400           3,698
   Fujikura                                               43,000             187
   Fujitsu                                               978,000           7,270
   Fukuda Denshi                                             300               8
   Fukuoka Financial Group                               137,000             619
   Fukuyama Transporting                                 196,000             680
   Futaba                                                  3,800              65
   Hachijuni Bank                                        108,000             701
   Hankyu Hanshin Holdings                               176,000             741
   Heiwa                                                   5,100              54
   Heiwado                                                 7,000             110
   Higashi-Nippon Bank                                    19,000              77
   Higo Bank                                              21,000             127
   HI-LEX CORP                                             2,900              39
   Hino Motors                                            58,000             360
   Hisamitsu Pharmaceutical                                1,900              83
   Hitachi                                             1,086,000           7,848
   Hitachi Cable                                          41,000             154
   Hitachi Capital                                         5,100              82
   Hitachi Chemical                                       19,300             400
   Hitachi Construction Machinery                         20,500             575
   Hitachi Koki                                           10,200             168
   Hitachi Maxell                                         11,100             140
   Hitachi Software Engineering                            5,800             128
   Hokkaido Electric Power                                23,300             475
   Hokuetsu Bank                                          22,000              52
   Honda Motor                                           252,100           8,585
   Hoya                                                  120,900           2,800
   Hyakugo Bank                                           29,000             174
   Hyakujushi Bank                                        27,000             154
   Idemitsu Kosan                                          3,600             320
   Inpex Holdings                                            326           4,121
   Isetan Mitsukoshi Holdings                             11,100             119
   Isuzu Motors                                          546,000           2,632
   IT Holdings *                                           6,700             135
   Itochu                                                362,000           3,862
   Itochu-Shokuhin                                           100               3
   Izumiya                                                 9,000              54

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Japan Airlines                                        307,000   $         646
   Japan Petroleum Exploration                             5,600             400
   Japan Steel Works                                     569,450          11,093
   Japan Tobacco                                             197             842
   JFE Holdings                                          191,300           9,655
   JGC                                                   105,000           2,070
   Joshin Denki                                           78,500             604
   JS Group                                               61,700             982
   JTEKT                                                   9,500             151
   Kagawa Bank                                             8,000              47
   Kagoshima Bank                                         19,000             144
   Kajima                                                164,000             574
   Kamigumi                                               23,000             174
   Kaneka                                                 39,000             266
   Kanematsu *                                             8,000              12
   Kansai Electric Power                                 106,100           2,487
   Kansai Paint                                           24,000             166
   Kao                                                    16,000             420
   Kasumi                                                  1,000               6
   Kawasaki Heavy Industries                             187,000             499
   Kawasaki Kisen Kaisha                                 187,000           1,759
   KDDI                                                      156             965
   Keisei Electric Railway                                40,000             205
   Keyence                                                13,200           3,149
   Kirin Brewery                                         209,000           3,269
   Kobe Steel                                            274,000             786
   Komatsu                                                22,800             637
   Komori                                                 32,700             597
   Konami                                                 12,200             427
   Kose                                                    5,500             123
   Kubota                                                114,000             821
   Kuraray                                                40,000             478
   Kyoei Steel                                             3,900              74
   Kyorin                                                  9,000             113
   Kyowa Hakko Kogyo                                      99,000           1,016
   Kyushu Electric Power                                  36,500             764
   Leopalace21                                            31,200             447
   Mabuchi Motor                                           4,500             245
   Maeda                                                  18,000              62
   Makita                                                 32,600           1,335
   Marubeni                                              243,000           2,033
   Matsushita Electric Industrial                        404,700           8,743
   Mazda Motor                                           149,000             775
   Michinoku Bank                                          1,000               3
   Mie Bank                                               13,000              64
   Mikuni Coca-Cola Bottling                               2,900              29
   Millea Holdings                                       161,300           6,300
   Minato Bank                                            37,000              73
   Mitsubishi                                            666,300          21,999
   Mitsubishi Chemical Holdings                          235,500           1,373
   Mitsubishi Electric                                   122,000           1,318
   Mitsubishi Gas Chemical                               223,000           1,611
   Mitsubishi Heavy Industries                           340,000           1,623
   Mitsubishi Materials                                  345,400           1,479
   Mitsubishi Paper Mills                                304,200             801
   Mitsubishi Rayon                                       55,000             174
   Mitsubishi UFJ Financial Group                        875,220           7,769
   Mitsui                                                530,900          11,744
   Mitsui Chemicals                                    1,369,800           6,758
   Mitsui Mining & Smelting                               68,000             201
   Mitsui OSK Lines                                      642,000           9,163

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Mitsui Sumitomo Insurance Group Holdings                8,400   $         290
   Mitsui Trust Holdings                                 225,000           1,341
   Mitsumi Electric                                       17,900             399
   Miyazaki Bank                                           3,000              13
   Mizuho Financial Group                                    734           3,434
   Morinaga Milk Industry                                  2,000               5
   Murata Manufacturing                                   45,900           2,165
   N E Chemcat                                             1,000              18
   Nafco                                                   3,600              56
   Nagase                                                  7,000              74
   Namco Bandai Holdings                                 155,700           1,766
   NEC                                                   209,000           1,096
   NEC Fielding                                            1,100              14
   NGK Spark Plug                                         24,000             276
   Nichicon                                               79,000             645
   Nichirei                                               33,000             170
   Nikon                                                  51,000           1,491
   Nintendo                                               50,275          28,409
   Nippo                                                 189,200           1,057
   Nippon Beet Sugar Manufacturing                       359,000             901
   Nippon Electric Glass                                  60,000           1,040
   Nippon Flour Mills                                     14,000              63
   Nippon Konpo Unyu Soko                                145,200           1,856
   Nippon Light Metal                                     57,000              94
   Nippon Meat Packers                                    11,000             149
   Nippon Metal Industry                                  13,000              40
   Nippon Mining Holdings                                119,500             750
   Nippon Oil                                            162,000           1,090
   Nippon Sharyo                                          95,500             230
   Nippon Sheet Glass                                    194,000             961
   Nippon Shinyaku                                         7,000              89
   Nippon Shokubai                                        58,000             416
   Nippon Soda                                            14,000              44
   Nippon Steel                                        1,168,500           6,338
   Nippon Steel Trading                                   12,000              34
   Nippon Telegraph & Telephone                            3,245          15,918
   Nippon Thompson                                         7,000              45
   Nippon Yusen                                          556,000           5,355
   Nishimatsu Construction                                29,000              76
   Nishi-Nippon City Bank                                 90,000             268
   Nissan Motor                                        1,332,000          11,020
   Nissan Shatai                                          14,000             110
   Nisshin Oillio Group                                   22,000              93
   Nisshin Seifun Group                                   27,500             346
   Nisshin Steel                                         176,000             599
   Nisshinbo Industries                                   23,000             274
   Nitto Kogyo                                             4,100              39
   NOK                                                     6,500             104
   Nomura Holdings                                       348,500           5,171
   Nomura Real Estate Holdings                            14,100             298
   Noritake                                               10,000              42
   NSK                                                    13,000             114
   NTT DoCoMo                                              1,088           1,601
   Oiles                                                   1,200              23
   Oki Electric Industry (A)                             878,000           1,350
   Omron                                                  29,300             630
   Onward Holdings                                        47,000             494
   Oracle Japan                                            2,900             118
   ORIX                                                   82,170          11,775
   Osaka Gas                                             243,000             892

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Pacific Metals                                         19,000   $         156
   Plenus                                                  2,900              44
   Promise                                                23,850             668
   Rakuten                                                 4,915           2,485
   Rasa Industries                                       387,700             735
   Resona Holdings                                           599             921
   Ricoh                                                  63,000           1,139
   Risa Partners                                              27              41
   Riso Kagaku                                             1,400              20
   Rohm                                                   25,300           1,458
   Roland                                                  2,200              47
   Ryobi                                                  15,000              54
   Sakai Chemical Industry                                 6,000              23
   San-In Godo Bank                                       18,000             158
   Sanki Engineering                                      10,000              82
   Sankyo                                                 13,800             901
   Sanwa Shutter                                         101,000             383
   Sapporo Hokuyo Holdings                                   135             914
   Sazaby League                                           1,700              30
   SBI Holdings                                            3,000             658
   Seiko Epson                                            23,600             650
   Seiko Holdings                                        203,500             912
   Seino Transportation                                   10,000              61
   Sekisui House                                          53,000             495
   Senshukai                                               3,700              26
   SFCG (A)                                                2,560             305
   Sharp                                                 303,000           4,942
   Shimadzu                                               30,000             299
   Shimamura                                              19,100           1,178
   Shin-Etsu Chemical                                     19,700           1,223
   Shionogi                                               62,000           1,225
   Showa Denko KK                                        107,000             285
   Showa Shell Sekiyu                                    134,700           1,478
   SKY Perfect JSAT Holdings                                  34              14
   SMC                                                    32,500           3,566
   Softbank                                              531,600           8,977
   Sojitz                                                168,700             563
   Sompo Japan Insurance                                  83,000             781
   SRI Sports                                                  8              12
   Sumco                                                  21,300             472
   Sumitomo                                              419,600           5,522
   Sumitomo Chemical                                     429,200           2,709
   Sumitomo Electric Industries                            5,680              72
   Sumitomo Metal Mining                                  91,000           1,398
   Sumitomo Mitsui Financial Group                         2,321          17,494
   Sumitomo Realty & Development                          61,000           1,214
   Sumitomo Rubber Industries                             28,000             209
   Sumitomo Trust & Banking                               67,000             469
   Suzuken                                                19,300             714
   Suzuki Motor                                          107,100           2,536
   T&D Holdings                                           22,400           1,380
   Taisho Pharmaceutical                                  65,000           1,207
   Takefuji (A)                                           62,260             868
   Takeuchi Manufacturing                                  1,400              34
   Tamron                                                  2,500              47
   Tanabe Seiyaku                                         53,000             694
   Teijin                                                 28,000              96
   Tempstaff                                                   7               6
   Terumo                                                  6,800             348
   Toagosei                                              758,900           2,806
   Tochigi Bank                                           20,000             126

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Toenec                                                  9,000   $          49
   Toho Bank                                              20,000              86
   Tohoku Electric Power                                  20,800             453
   Tokai Rika                                             34,800             721
   Tokuyama                                               32,000             239
   Tokyo Electric Power                                  247,400           6,371
   Tokyo Electron                                         43,200           2,494
   Tokyo Gas                                             272,000           1,098
   Tokyo Steel Manufacturing                              16,900             196
   Tokyo Style                                             8,000              72
   Tokyu Land                                             26,000             148
   Toppan Printing                                       263,000           2,900
   Topre                                                   4,600              42
   Topy Industries                                       127,300             377
   Toshiba                                             1,659,000          12,254
   Toshiba TEC                                            24,000             150
   Tosoh                                                 106,000             434
   Toyo Seikan Kaisha                                     75,400           1,333
   Toyo Suisan Kaisha                                      6,000             136
   Toyoda Gosei                                           27,200             795
   Toyota Boshoku                                         10,100             271
   Toyota Industries                                      45,800           1,469
   Toyota Motor                                          410,100          19,382
   Toyota Tsusho                                          29,000             681
   Trend Micro                                           101,000           3,335
   TV Asahi                                                   58              83
   Unicharm                                               16,600           1,182
   Uniden                                                  6,000              31
   Unipres                                                 3,600              38
   UNY                                                    61,000             602
   West Japan Railway                                        160             786
   Yachiyo Bank                                               15              63
   Yamada Denki                                           25,370           1,809
   Yamaguchi Financial Group                               8,000             111
   Yamaha Motor                                           38,800             727
   Yamanashi Chuo Bank                                    17,000              89
   Yamato Kogyo                                           16,200             773
   Yamato Transport                                      229,800           3,213
   Yamazaki Baking                                        41,000             451
   Yodogawa Steel Works                                   14,000              72
   Yokogawa Bridge                                        82,200             554
   Yokogawa Electric                                       9,200              84
   Yurtec                                                  2,000              12
   Zeon                                                   26,000             105
                                                                   -------------
                                                                         506,058
                                                                   -------------
LUXEMBOURG -- 1.2%
   ArcelorMittal                                         352,620          34,890
   Oriflame Cosmetics                                      7,033             453
   SES                                                    15,000             380
   SES Global FDR (Paris Exchange)                        74,390           1,858
                                                                   -------------
                                                                          37,581
                                                                   -------------
MEXICO -- 0.3%
   America Movil ADR, Ser L                               99,600           5,254
   Telefonos de Mexico ADR, Ser L                         96,800           2,293
   Telmex Internacional ADR *                            111,500           1,795
   Telmex Internacional, Cl L *                           18,700              15
   Wal-Mart de Mexico, Ser V                             219,900             876
                                                                   -------------
                                                                          10,233
                                                                   -------------
NETHERLANDS -- 4.7%
   Aegon (A)                                             164,353           2,179

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                       --------------   -------------
   Akzo Nobel                                             77,844   $       5,355
   Boskalis Westminster                                    8,788             471
   Corporate Express (A)                                 148,500           2,145
   European Aeronautic Defence and Space (A)              86,958           1,650
   Heineken                                               62,168           3,175
   ING Groep                                             741,633          23,668
   Koninklijke Ahold                                     367,411           4,944
   Koninklijke BAM Groep                                  22,933             406
   Koninklijke DSM                                       127,495           7,507
   Nutreco Holding                                         6,484             436
   Royal Dutch Shell, Cl A (A)                         1,040,740          42,811
   Royal Dutch Shell, Cl B                               756,196          30,400
   Royal KPN                                             220,049           3,779
   TNT                                                     4,324             148
   Unilever (A)                                          621,840          17,665
   Vastned Retail (B)                                     40,200           3,230
                                                                   -------------
                                                                         149,969
                                                                   -------------
NEW ZEALAND -- 0.0%
   Air New Zealand                                       294,300             244
   Fletcher Building                                      77,200             373
   Vector                                                 14,800              22
   Warehouse Group                                         6,100              19
                                                                   -------------
                                                                             658
                                                                   -------------
NORWAY -- 1.3%
   Aker Solutions                                         31,875             753
   DnB                                                   463,864           5,901
   Norsk Hydro                                           440,350           6,432
   Petroleum Geo-Services *                               78,546           1,928
   Statoil                                               366,200          13,653
   Telenor                                               162,800           3,062
   Yara International                                    108,745           9,629
                                                                   -------------
                                                                          41,358
                                                                   -------------
PAPUA NEW GUINEA -- 0.0%
   Oil Search                                             17,800             116
                                                                   -------------
POLAND -- 0.0%
   Polski Koncern Naftowy Orlen                           59,300             952
                                                                   -------------
PORTUGAL -- 0.1%
   Banco Espirito Santo                                   19,616             306
   Energias de Portugal                                  477,886           2,496
   Portugal Telecom                                      128,570           1,461
   Sonae                                                 221,100             266
                                                                   -------------
                                                                           4,529
                                                                   -------------
RUSSIA -- 0.8%
   LUKOIL ADR                                             14,250           1,399
   MMC Norilsk Nickel ADR                                 79,000           1,999
   OAO Gazprom ADR                                       341,680          19,817
   Rosneft Oil GDR (C)                                    84,822             984
   Uralkali GDR                                           16,500           1,200
                                                                   -------------
                                                                          25,399
                                                                   -------------
SINGAPORE -- 0.5%
   Allgreen Properties                                    37,000              27
   ComfortDelgro                                          51,000              56
   DBS Group Holdings                                    109,000           1,513
   Fraser and Neave                                       13,000              43
   Haw Par                                                 4,000              19

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                       --------------   -------------
   Ho Bee Investment                                      98,000   $          59
   Hong Leong Asia                                        14,000              20
   Hong Leong Finance                                    292,100             746
   Hotel Plaza                                            12,000              15
   Jardine Cycle & Carriage                              138,100           1,728
   K1 Ventures                                           329,000              54
   Keppel                                                146,000           1,197
   Kim Eng Holdings                                      779,100             998
   Metro Holdings                                        104,000              61
   NatSteel                                               36,000              35
   Neptune Orient Lines                                  220,000             523
   Oversea-Chinese Banking                                54,000             325
   SembCorp Industries                                    68,000             208
   Singapore Airlines                                     40,140             434
   Singapore Land                                          6,000              28
   Singapore Petroleum                                   177,000             860
   Singapore Technologies Engineering                    284,000             575
   Singapore Telecommunications                          447,150           1,191
   SP Chemicals                                          202,500              89
   Total Access Communication (D)                          6,000              10
   United Engineers                                        6,000              15
   United Industrial                                       1,000               2
   United Overseas Bank                                  106,000           1,453
   UOB-Kay Hian Holdings                                 140,000             185
   UOL Group                                              60,000             150
   Venture                                                16,000             116
   Wheelock Properties S                                 789,900           1,041
   Wilmar International (A)                              824,000           3,069
   Yanlord Land Group (A)                                212,000             289
                                                                   -------------
                                                                          17,134
                                                                   -------------
SOUTH AFRICA -- 0.4%
   Harmony Gold Mining *                                  73,400             891
   Sanlam                                                745,380           1,581
   Sasol                                                 141,917           8,357
   Standard Bank Group                                    72,623             708
                                                                   -------------
                                                                          11,537
                                                                   -------------
SOUTH KOREA -- 0.5%
   Honam Petrochemical                                    23,600           1,683
   Hynix Semiconductor *                                  32,400             774
   Hyundai Mobis                                          16,270           1,317
   Industrial Bank of Korea                               49,730             758
   Kookmin Bank                                           18,900           1,117
   LG Electronics                                         43,520           4,930
   Samsung Electronics                                     5,447           3,255
   Samsung Electronics GDR                                 9,218           2,717
                                                                   -------------
                                                                          16,551
                                                                   -------------
SPAIN -- 3.0%
   ACS Actividades de Construccion y
      Servicios (A)                                       30,216           1,519
   Banco Bilbao Vizcaya Argentaria                       588,403          11,282
   Banco Santander Central Hispano                     1,444,197          26,554
   Cementos Portland Valderrivas (A)                       4,280             325
   Gas Natural SDG (A)                                   173,550          10,128
   Gestevision Telecinco (A)                              16,143             206
   Iberdrola                                             605,807           8,123
   Inditex                                                28,630           1,320
   Indra Sistemas (A)                                     16,558             431
   Mapfre                                                364,602           1,746
   Obrascon Huarte Lain                                    7,343             250

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                       --------------   -------------
   Repsol (A)                                            509,685   $      20,100
   Sacyr Vallehermoso                                      7,908             242
   Sol Melia (A)                                          44,000             476
   Telefonica                                            403,073          10,720
   Union Fenosa (A)                                       49,157           2,867
                                                                   -------------
                                                                          96,289
                                                                   -------------
SWEDEN -- 1.2%
   Alfa Laval                                             50,100             781
   Assa Abloy, Cl B (A)                                   61,500             892
   Atlas Copco, Cl A                                      60,600             894
   Boliden                                                11,350              93
   Electrolux, Ser B (A)                                  50,400             645
   Hennes & Mauritz, Cl B                                 10,000             543
   Investor, Cl B                                         57,600           1,218
   Lundin Petroleum *                                     14,000             207
   NCC, Cl B                                              18,106             273
   Nordea Bank                                           168,544           2,328
   Saab, Cl B                                             20,652             522
   Scania, Cl B                                           16,200             222
   Skandinaviska Enskilda Banken, Cl A                    96,046           1,788
   Skanska, Cl B                                         103,000           1,481
   SKF, Cl B                                              78,781           1,238
   Svenska Cellulosa, Cl A                                 8,821             129
   Svenska Cellulosa, Cl B                               235,840           3,342
   Svenska Handelsbanken, Cl A                            50,988           1,216
   Swedbank (A)                                           40,858             791
   Swedish Match                                         205,002           4,209
   Tele2, Cl B                                           225,500           4,424
   Telefonaktiebolaget LM Ericsson, Cl B                 409,800           4,278
   Telefonaktiebolaget LM Ericsson ADR                     7,200              75
   TeliaSonera                                            79,400             589
   Trelleborg, Cl B (A)                                   25,426             385
   Volvo, Cl B                                           169,400           2,084
   Vostok Gas *(A)                                        55,500           5,213
   Wihlborgs Fastigheter (A)                               7,512             135
                                                                   -------------
                                                                          39,995
                                                                   -------------
SWITZERLAND -- 7.4%
   ABB                                                   571,861          16,315
   Adecco                                                 36,900           1,837
   Baloise Holding                                         7,782             822
   BKW FMB Energie                                           610              84
   Bobst Group                                             1,843             148
   Bucher Industries                                       2,362             626
   Clariant                                               60,501             616
   Compagnie Financiere Richemont, Cl A                  177,491           9,915
   Credit Suisse Group                                   257,702          11,865
   Elektrizitaets-Gesellschaft Laufenburg                    630             897
   Georg Fischer                                             960             395
   Givaudan                                                  855             766
   Helvetia Holding *                                      1,735             677
   Holcim                                                 68,792           5,589
   Inficon Holding                                         7,600           1,224
   Kuoni Reisen Holding                                      253             122
   Lindt & Spruengli                                         178             493
   Logitech International *                               23,950             647
   Lonza Group                                             1,442             201
   Nestle                                                825,320          37,401
   Nobel Biocare Holding                                  30,457             997
   Novartis                                              319,933          17,668

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                       --------------   -------------
   Pargesa Holding                                         3,335   $         373
   Petroplus Holdings *                                   35,200           1,897
   Roche Holding                                         175,476          31,698
   Schmolz + Bickenbach                                    6,724             534
   Schweizerische National-
      Versicherungs-Gesellschaft                             136              99
   STMicroelectronics (A)                                103,691           1,081
   Sulzer                                                 10,915           1,390
   Swatch Group                                           23,823           1,118
   Swiss Life Holding                                     12,111           3,246
   Swiss Reinsurance                                     228,760          15,283
   Swisscom                                               14,397           4,816
   Syngenta                                               50,924          16,611
   Synthes                                                 7,281           1,006
   UBS *                                                 159,760           3,363
   Xstrata                                               413,012          33,076
   Zurich Financial Services                              50,315          12,917
                                                                   -------------
                                                                         237,813
                                                                   -------------
TAIWAN -- 0.4%
   Asustek Computer                                      570,000           1,551
   Compal Electronics                                  1,290,783           1,395
   First Financial Holding                             2,201,000           2,415
   Siliconware Precision Industries                      342,628             505
   Taiwan Semiconductor Manufacturing ADR                328,313           3,582
   Taiwan Semiconductor Manufacturing                  1,028,200           2,202
   United Microelectronics                             1,627,186             863
                                                                   -------------
                                                                          12,513
                                                                   -------------
THAILAND -- 0.1%
   PTT                                                   199,200           1,799
                                                                   -------------
UNITED KINGDOM -- 12.8%
   3i Group                                               32,994             542
   Alliance & Leicester                                  135,889             798
   AMEC                                                  594,105          10,523
   Anglo American                                        236,059          16,565
   Antofagasta                                            76,638           1,004
   ARM Holdings                                          132,800             225
   Arriva                                                  7,551             103
   Associated British Foods                              251,900           3,803
   AstraZeneca                                           130,205           5,551
   Atkins WS                                               1,992              42
   Autonomy *                                            302,680           5,461
   Aviva                                                 634,228           6,324
   BAE Systems                                         2,339,167          20,600
   Balfour Beatty                                         56,419             477
   Barclays                                            1,192,887           6,920
   Barratt Developments                                  123,767             143
   BG Group                                              455,375          11,845
   BHP Billiton                                          776,566          29,674
   BP                                                  3,691,274          42,847
   BP ADR                                                  6,600             459
   Brit Insurance Holdings                                23,759              83
   British American Tobacco                              322,605          11,165
   British Energy Group                                  743,700          10,546
   British Land (B)                                       45,318             639
   BT Group, Cl A                                      1,115,636           4,438
   Cairn Energy *                                         15,400             991
   Centrica                                            1,124,158           6,941

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Charter                                                60,980   $       1,055
   Chaucer Holdings                                      995,100           1,589
   Colt Telecom Group *                                   68,374             200
   Cookson Group                                          34,387             429
   Daily Mail & General Trust, Cl A                       41,722             260
   Dairy Crest Group                                     399,400           2,623
   Dana Petroleum *                                        6,586             249
   Diageo                                                 58,443           1,075
   Dsg International                                     488,511             433
   Firstgroup                                            133,000           1,376
   GlaxoSmithKline                                       868,583          19,240
   Hays                                                  187,816             338
   HBOS                                                1,721,149           9,454
   Home Retail Group                                     412,487           1,790
   HSBC Holdings                                       1,639,692          25,315
   Imperial Tobacco Group                                110,372           4,110
   International Power                                    79,300             682
   Invensys                                               25,242             131
   Investec                                               43,903             269
   ITV                                                   791,460             704
   Johnson Matthey                                         9,790             360
   Kazakhmys                                              41,400           1,312
   Land Securities Group (B)                              51,630           1,266
   Legal & General Group                               2,157,597           4,303
   Lloyds TSB Group                                      411,751           2,546
   Logica                                                245,851             528
   Man Group                                              56,901             707
   Marks & Spencer Group                                 125,200             819
   Millennium & Copthorne Hotels                          31,032             201
   Mondi                                                 157,239             928
   National Grid                                         264,555           3,478
   Next                                                   23,594             455
   Old Mutual                                          2,007,867           3,708
   Persimmon                                              84,795             533
   Premier Farnell                                        58,716             206
   Premier Foods                                         366,400             695
   Premier Oil *                                           1,500              49
   Punch Taverns                                         111,300             693
   QinetiQ                                                55,007             226
   Reckitt Benckiser Group                                59,762           3,027
   Rio Tinto                                             193,836          23,181
   Royal & Sun Alliance Insurance Group                1,444,498           3,611
   Royal Bank of Scotland Group                        3,852,927          16,486
   SABMiller                                             410,308           9,407
   Sage Group                                             44,797             186
   Scottish & Southern Energy                             92,342           2,578
   Southern Cross Healthcare                              17,173              44
   St. Ives Group                                         52,200             172
   Standard Chartered                                     93,330           2,656
   Tate & Lyle                                            10,881              86
   Taylor Woodrow                                      1,077,022           1,329
   Tesco                                                 463,703           3,408
   Trinity Mirror                                        263,400             571
   TUI Travel                                             84,265             344
   Unilever                                               75,348           2,143
   United Utilities                                      290,900           3,974
   Vedanta Resources                                      23,069           1,004
   Vodafone Group                                     14,523,561          43,111
   Wolseley                                              112,100             840
   WPP Group                                             202,734           1,954

                                                      Shares/
                                                    Face Amount    Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   Yell Group                                            278,956   $         391
                                                                   -------------
                                                                         413,547
                                                                   -------------
Total Common Stock
   (Cost $2,588,812) ($ Thousands)                                     2,763,960
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 13.7%
UNITED STATES -- 13.7%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.298%, 08/25/08 (D)(E)                           1,275           1,173
   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 3A
         4.608%, 08/25/08 (E)                              1,362           1,294
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 4A1
         4.809%, 08/25/08 (D)(E)                             319             248
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 08/25/08 (D)(E)                          12,030          10,118
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 08/25/08 (D)(E)                           8,606           7,257
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3
         5.100%, 08/25/08 (E)                              4,268           3,577
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                  2,080           2,100
   Banc of America Funding, Ser 2006-
      A, Cl 2A2
         5.574%, 08/20/08 (E)                                442             399
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-7, Cl 1A1
         6.758%, 08/25/08 (E)                                615             562
   Bear Stearns Alt-A Trust, Ser 2004-
      12, Cl 2A2
         6.600%, 08/25/08 (D)(E)                           1,534           1,418
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.726%, 08/25/08 (D)(E)                             922             759
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         3.633%, 07/25/08 (D)(E)                             800             120
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         4.483%, 07/25/08 (D)(E)                           1,221             183
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         2.913%, 07/25/08 (D)(E)                           1,700             162
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2007-
      HYB1, Cl 1A1
         5.551%, 08/25/08 (D)(E)                           1,989           1,849
   Countrywide Home Loans, Ser 2004-
      22, Cl A1
         5.091%, 08/25/08 (D)(E)                           1,664           1,608
   Countrywide Home Loans, Ser 2006-
      HYB2, Cl 1A1
         5.017%, 08/20/08 (D)(E)                           4,575           4,052

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   Deutsche Alternative Securities
      Mortgage Loan Trust, Ser 2006-
      AB3, Cl A1
         6.250%, 08/25/08 (D)(E)                           2,439   $       2,246
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2004-
      AR4, Cl B1
         3.083%, 07/21/08 (D)(E)                             936             356
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2006-
      AR1, Cl M7
         4.233%, 07/21/08 (D)(E)                             490              49
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2006-
      AR1, Cl M4
         3.223%, 07/21/08 (D)(E)                             760              95
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2006-
      AR1, Cl M5
         3.293%, 07/21/08 (D)(E)                             490              59
   FHLMC
         6.000%, 07/01/21 to 06/01/23                     29,069          29,789
   FHLMC ARM
         4.898%, 09/15/08 (E)                              3,866           3,903
   FHLMC CMO, IO
         5.500%, 08/01/35 (D)                              2,082             529
         5.000%, 05/15/37 (D)                              2,861             753
   FHLMC CMO STRIPS, Ser 232, Cl IO,
      IO
         5.000%, 08/01/35 (D)                             21,415           5,378
   FHLMC CMO STRIPS, Ser 233, Cl 12,
      IO
         5.000%, 09/15/35 (D)                              4,492           1,022
   FHLMC CMO STRIPS, Ser 233, Cl 4,
      IO
         4.500%, 09/15/35 (D)                              1,516             343
   First Horizon Alternative Mortgage
      Securities, Ser 2006-AA6, Cl 2A1
         5.636%, 08/25/08 (E)                             10,294           7,659
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.352%, 08/25/08 (E)                                875             794
   First Horizon Mortgage Pass-Through
      Trust, Ser 2006-AR3, Cl 1A1
         5.666%, 08/25/08 (E)                              2,606           2,499
   FNMA 15 Year TBA
         6.000%, 07/01/21                                140,000         146,926
         5.500%, 07/01/22                                 36,000          36,236
         5.000%, 07/01/22                                 46,000          45,483
   FNMA 30 Year TBA
         6.500%, 07/01/32                                 31,000          31,911
         6.000%, 07/01/37                                  1,000           1,009
   FNMA ARM
         5.771%, 08/25/08 (E)                             20,390          20,848
   FNMA CMO, Cl KA
         5.500%, 06/25/21                                    859             868
   FNMA CMO STRIPS, Ser 10, Cl FD
         2.833%, 07/25/08 (E)                              3,752           3,694

                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35 (D)                              2,144   $         499
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35 (D)                             24,077           6,061
   FNMA CMO STRIPS, Ser 369, Cl 2, IO
         5.000%, 03/01/36 (D)                              1,656             395
   GNMA ARM
         6.500%, 08/20/08 to 08/20/08 (E)                  1,592           1,619
         6.375%, 08/20/08 to 08/20/08 (E)                  2,096           2,132
         6.000%, 08/20/08 (E)                                558             564
         5.625%, 08/20/08 (E)                                686             692
         5.500%, 08/20/08 (E)                                722             727
         5.250%, 08/20/08 (E)                                313             314
         5.000%, 08/20/08 to 08/20/08 (E)                  3,558           3,580
         4.500%, 08/20/08 (E)                                637             634
         4.000%, 08/20/08 (E)                                683             677
         3.750%, 08/20/08 (E)                              5,530           5,468
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3
         3.053%, 07/25/08 (E)                              1,246             312
   GS Mortgage Securities II, Ser 2007-
      GG10, Cl A4
         5.993%, 08/10/08 (E)                                500             478
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         7.064%, 08/25/08 (D)(E)                             151             151
   Indymac Mortgage Loan Trust,
      Ser 2006-AR11, Cl 4A1
         5.765%, 08/25/08 (D)(E)                           4,913           3,909
   JP Morgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                    700             663
   Lehman Mortgage Trust, Ser 2006-4,
      Cl 4A1
         6.000%, 08/25/21 (D)                              8,502           7,864
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1
         6.515%, 08/25/08 (E)                              1,732           1,579
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.382%, 08/25/08 (E)                                346             333
   MLCC Mortgage Investors, Ser 2006-
      1, Cl 1A1
         5.281%, 08/25/08 (E)                              4,588           4,353
   Nomura Asset Acceptance, Ser 2004-
      R1, Cl A1
         6.500%, 03/25/34 (C)(D)                           1,313           1,325
   Nomura Asset Acceptance, Ser 2004-
      R2, Cl A1
         6.500%, 08/25/08 (C)(D)(E)                        1,402           1,414
   Residential Accredit Loans, Ser 2005-
      QA3, Cl NB2
         5.219%, 08/25/08 (E)                              4,611           4,526
   Residential Accredit Loans, Ser 2005-
      QO5, Cl M3
         3.283%, 07/25/08 (D)(E)                           1,292             233

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   Residential Accredit Loans, Ser 2006-
      QO1, Cl 2A3
         2.883%, 07/25/08 (D)(E)                             523   $         204
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.254%, 08/25/08 (E)                              3,746           3,702
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16 XS, Cl M2
         3.383%, 07/25/08 (D)(E)                             775              93
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-
      HY2, Cl 1A1
         5.734%, 08/25/08 (D)(E)                             877             652
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-
      HY4, Cl 1A1
         5.550%, 08/25/08 (E)                              6,572           6,228
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-
      HY6, Cl 1A1
         5.673%, 08/25/08 (E)                              2,545           2,289
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I, Cl B1
         6.232%, 08/25/08 (E)                                188             187
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $459,494) ($ Thousands)                                         443,185
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.8%
UNITED STATES -- 0.8%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2
         5.233%, 07/25/08 (D)(E)                             360               9
   ACE Securities, Ser 2003-NC1, Cl M
         3.263%, 07/25/08 (E)                              2,100           1,664
   ACE Securities, Ser 2003-OP1, Cl M1
         3.183%, 07/25/08 (E)                                800             645
   Aegis Asset Backed Securities Trust,
      Ser 2003-3, Cl M1
         3.183%, 07/25/08 (D)(E)                             105              87
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         3.833%, 07/25/08 (E)                              1,347           1,067
   Argent Securities, Ser 2003-W5,
      Cl M1
         3.183%, 07/25/08 (E)                                600             515
   Argent Securities, Ser 2003-W9,
      Cl M1
         3.173%, 07/25/08 (E)                              1,201             956
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         3.596%, 07/15/08 (E)                              1,642           1,423
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2
         4.083%, 07/25/08 (E)                                893             681
   Countrywide Asset-Backed
      Certificates, Ser 2005-15, Cl 1AF1
         2.623%, 07/25/08 (E)                                224             224

                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   Credit Suisse Asset-Backed Mortgage
      Trust, Ser 2006-1, Cl A1B
         2.703%, 07/25/08 (E)                                447   $         445
   GSAA Trust, Ser 2006-2, Cl 2A1
         2.583%, 07/25/08 (E)                              2,000           1,974
   GSAMP NIM Trust, Ser 2006-HE3,
      Cl N1
         5.500%, 05/25/36 (C)(D)                             220               1
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2
         4.883%, 07/25/08 (E)                                927             762
   Lehman XS Trust, Ser 2005-5N,
      Cl M4
         4.233%, 07/25/08 (D)(E)                           1,850             278
   Lehman XS Trust, Ser 2005-7N,
      Cl M71
         4.233%, 07/25/08 (D)(E)                           1,075             161
   Master Asset Backed Securities Trust,
      Ser 2003-WMC2, Cl M1
         3.533%, 07/25/08 (E)                                440             379
   Master Asset Backed Securities Trust,
      Ser 2006-AB1, Cl A1
         2.623%, 07/25/08 (E)                              2,526           2,499
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         4.133%, 07/25/08 (D)(E)                             146              89
   Morgan Stanley Capital I, Ser 2003-
      NC8, Cl M1
         3.533%, 07/25/08 (E)                              1,927           1,668
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         3.133%, 07/25/08 (E)                                501             391
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11
         4.983%, 07/25/08 (C)(D)(E)                          500              13
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl Mll1
         3.578%, 07/25/08 (E)                                188             146
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         2.633%, 07/25/08 (C)(E)                           5,355           4,685
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A
         2.583%, 07/25/08 (C)(E)                           1,554           1,532
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         5.483%, 07/25/08 (E)                                544             453
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4
         2.713%, 07/25/08 (C)(E)                              16              16
   Terwin Mortgage Trust, Ser 2006-2,
      Cl 2A1
         4.500%, 06/25/36 (D)                                942              54
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A
         2.573%, 07/25/08 (C)(E)                           4,593           4,306
                                                                   -------------
Total Asset-Backed Securities
   (Cost $34,799) ($ Thousands)                                           27,123
                                                                   -------------

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                      Shares/
                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
PREFERRED STOCK -- 0.4%
AUSTRALIA -- 0.0%
   News                                                   44,855   $         695
                                                                   -------------
BRAZIL -- 0.3%
   Banco Bradesco                                        230,100           4,719
   Usinas Siderurgicas de Minas Gerais                    73,800           3,660
                                                                   -------------
                                                                           8,379
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke                                2,143              85
   Porsche                                                 5,620             866
   RWE                                                     1,865             188
   Volkswagen                                              6,608             958
                                                                   -------------
                                                                           2,097
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale *                     21,932             437
                                                                   -------------
SOUTH KOREA -- 0.0%
   Samsung Electronics                                     2,900           1,250
                                                                   -------------
Total Preferred Stock
   (Cost $10,541) ($ Thousands)                                           12,858
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.1%
UNITED STATES -- 0.1%
   Discover Financial Services
         6.450%, 06/12/17 (C)                                335             283
   Shinsei Finance Cayman
         6.418%, 07/20/08 (C)(E)                           1,740           1,222
   Washington Mutual Preferred Funding
         6.534%, 09/15/08 (C)(E)                           1,900             844
                                                                   -------------
Total Corporate Obligations
   (Cost $3,974) ($ Thousands)                                             2,349
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
CANADA -- 0.1%
   Kinross CV to 35.1173
         1.750%, 03/15/28 (C)                              1,014           1,123
                                                                   -------------
NETHERLANDS -- 0.0%
   ABN Amro Bank CV to 31.4465
         0.500%, 09/28/10 (C)                                445             662
                                                                   -------------
Total Convertible Bonds
   (Cost $1,702) ($ Thousands)                                             1,785
                                                                   -------------

                                                     Number Of
                                                      Rights
                                                  --------------
RIGHTS -- 0.0%
UNITED KINGDOM -- 0.0%
   Barclays, Expires 07/17/08 *                              256              49

                                                  Rights/Shares/
                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   HBOS, Expires 07/18/08 *                                  688   $         147
                                                                   -------------
                                                                             196
                                                                   -------------
Total Rights (Cost $0) ($ Thousands)                                         196
                                                                   -------------
EXCHANGE TRADED FUND -- 0.0%
UNITED STATES -- 0.0%
iShares MSCI EAFE Index Fund* *                              600              41
                                                                   -------------
Total Exchange Traded Fund
   (Cost $41) ($ Thousands)                                                   41
                                                                   -------------
AFFILIATED PARTNERSHIP -- 5.5%
UNITED STATES -- 5.5%
   SEI Liquidity Fund, L.P., 2.75% **+(F)            178,432,213         178,432
                                                                   -------------
Total Affiliated Partnership
   (Cost $178,432) ($ Thousands)                                         178,432
                                                                   -------------
COMMERCIAL PAPER (G) -- 1.6%
   Citigroup
         2.214%, 07/03/08                                 10,000           9,998
   HSBC Finance
         2.253%, 07/14/08                                 10,000           9,991
   Mitsui & USA
         2.254%, 07/10/08                                 10,000           9,994
   Nestle Finance International
         2.510%, 07/01/08                                  8,000           7,999
   Sumitomo Corporation of America
         2.532%, 07/01/08                                  6,500           6,500
   Toyota Financial Services de Puerto
      Rico
         2.253%, 07/18/08                                  8,000           7,991
                                                                   -------------
Total Commercial Paper (Cost $52,473)
   ($ Thousands)                                                          52,473
                                                                   -------------
CASH EQUIVALENT -- 0.7%
UNITED STATES -- 0.7%
   SEI Daily Income Prime Obligation
      Fund, Cl A, 2.53% **+                           21,955,451          21,955
                                                                   -------------
Total Cash Equivalent
   (Cost $21,955) ($ Thousands)                                           21,955
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FHLMC (G)
         2.094%, 07/11/08                                    300             300
         2.102%, 11/03/08                                 16,275          16,135
   FNMA (G)
         2.016%, 08/13/08                                  2,225           2,219
         2.084%, 09/24/08                                    125             124
         2.531%, 12/10/08                                    175             173
         2.611%, 02/02/09                                  1,925           1,895
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $20,870) ($ Thousands)                                           20,846
                                                                   -------------

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills
      1.823%, 08/21/08 (G)                                 8,609   $       8,588
      1.859%, 09/18/08 (G)                                   650             647
   U.S. Treasury Inflation Indexed Bonds
      2.375%, 04/15/11                                     3,450           3,655
      3.000%, 07/15/12                                     2,865           3,147
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $15,833) ($ Thousands)                                           16,037
                                                                   -------------
Total Investments -- 109.8% ++
   (Cost $3,388,926)($ Thousands)                                  $   3,541,240
                                                                   =============

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                               TOTAL RETURN SWAPS




COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                        FUND PAYS
-------------------  ----------------------------------------  ---------------------------------
Wachovia             BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Bank of America      BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Bank of America      BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Bank of America      BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Barclays Bank PLC    BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Bank of America      BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Bank of America      BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
Bank of America      BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index                   Negative Spread Return
JPMorgan Chase Bank  MSCI Daily Tr Net EAFE USD Market Index       3 Month Libor Minus 42 Bps
Goldman Sachs        MSCI Daily Tr Net Japan USD Market Index      3 Month Libor Plus 10 Bps
JPMorgan Chase Bank  Swiss Market Index                        Quarterly Reset Spread Plus 47 bp




                                                                                      NET UNREALIZED
                                                                           NOTIONAL    APPRECIATION
                                                       TERMINATION          AMOUNT    (DEPRECIATION)
COUNTERPARTY                FUND RECEIVES                 DATE           (THOUSANDS)   ($ THOUSANDS)
-------------------  --------------------------------  -----------  ---  -----------  --------------
Wachovia             Initial Index Spread Minus 65 bp    07/31/08           45,000       $ (1,618)
Bank of America      Initial Index Spread Minus 35 bp    07/31/08           56,000         (2,013)
Bank of America      Initial Index Spread Minus 20 bp    08/30/08          (18,000)           625
Bank of America      Initial Index Spread Plus 29 bp     10/01/08           45,000         (1,617)
Barclays Bank PLC    Initial Index Spread Minus 50 bp    10/01/08           25,000           (898)
JPMorgan Chase Bank  Initial Index Spread Plus 50 bp     09/30/08           25,000           (898)
Bank of America      Initial Index Spread Plus 25 bp     09/30/08           10,000           (359)
JPMorgan Chase Bank   Initial Index Spread Plus 0 bp     09/30/08           20,000           (719)
Bank of America       Initial Index Spread Plus 0 bp     09/30/08           41,000         (1,474)
Bank of America      Initial Index Spread Minus 10 bp    10/31/08           13,000           (467)
JPMorgan Chase Bank  Initial Index Spread Minus 70 bp    10/31/08           15,000           (540)
JPMorgan Chase Bank            Price Return              03/19/09           54,317         (1,133)
Goldman Sachs                  Price Return              03/31/09           42,025          1,103
JPMorgan Chase Bank            Price Return              01/21/09   CHF     30,951         (1,960)
                                                                                         --------
                                                                                         $(11,968)
                                                                                         ========

                              CREDIT DEFAULT SWAPS

                                                                                                                     NET UNREALIZED
                                                                                                          NOTIONAL    APPRECIATION
                                                                 BUY/SELL      (PAYS)/     TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION  RECEIVES RATE      DATE     (THOUSANDS)   ($THOUSANDS)
-------------------  -----------------------------------------  ----------  -------------  -----------  -----------  --------------
Goldman Sachs        CMBX.NA.A 3                                    Buy         (0.62)       12/25/49      2,000         $    92
Goldman Sachs        CMBX.NA.A 3                                    Buy         (0.62)       12/25/49      1,000             177
Goldman Sachs        CMBX.NA.A 3                                    Buy         (0.62)       12/25/49      1,000             179
Goldman Sachs        CMBX.NA.A 3                                    Buy         (0.62)       12/25/49      1,000             182
Goldman Sachs        CDX.NA.IG.10 Index                             Buy         (1.55)       06/20/13      9,500             118

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                                                                     NET UNREALIZED
                                                                                                          NOTIONAL    APPRECIATION
                                                                 BUY/SELL      (PAYS)/     TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION  RECEIVES RATE      DATE     (THOUSANDS)   ($THOUSANDS)
-------------------  -----------------------------------------  ----------  -------------  -----------  -----------  --------------
Goldman Sachs        Centurytel Inc., 6.000% 04/01/17               Buy         (1.10)       03/20/13      3,250         $   88
Merrill Lynch        Kroger Co., 5.500%, 02/01/13                   Buy         (0.64)       03/20/13      3,500              7
Bank of America      Safeway Inc., 5.800%, 08/15/12                 Buy         (0.59)       03/20/13      2,750              1
Goldman Sachs        Borgwarner Inc., 6.500%, 02/15/09              Buy         (0.66)       03/20/13      3,000              5
Bank of America      Lowes Cos. Inc., 8.250%, 06/01/10              Buy         (0.95)       03/20/13      1,250            (18)
Bank of America      Computer Science Corp., 5.000% 02/15/13        Buy         (0.65)       06/20/13      3,250              8
Goldman Sachs        Borgwarner Inc., 6.500%, 02/15/09              Buy         (0.80)       03/20/13      1,750             (8)
Goldman Sachs        Whirlpool Corp., 7.750% 07/15/16               Buy         (0.01)       09/20/13        500              5
Bank of America      Lowes Cos. Inc., 8.25% 06/01/10                Buy         (0.01)       09/20/13      2,750            (47)
Goldman Sachs        Anheuser-Busch Cos. Inc., 5.625% 10/01/10      Buy         (0.01)       09/20/13      1,750              3
Barclays Bank PLC    Anheuser-Busch Cos. Inc., 5.625% 10/01/10      Buy         (0.01)       09/20/13      1,500             --
Goldman Sachs        CMBX.NA.BBB 2                                  Buy         (0.60)       03/14/49      8,000            719
Bank of America      Meadwestavaco Corp., 6.850%, 04/01/12          Buy         (0.48)       12/20/11      2,500            116
Merrill Lynch        Lowes Cos. Inc., 8.250%, 06/01/10              Buy         (0.13)       12/20/11      2,500             26
JPMorgan Chase Bank  Southwest Airlines Co., 6.500%, 03/01/12       Buy         (0.27)       12/20/11      2,500            196
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         Buy         (0.55)       12/20/11      2,500             32
Bank of America      Autozone Inc., 5.875%, 10/15/20                Buy         (0.44)       12/20/11      2,500             25
Bank of America      Gap Inc., 8.800%, 12/15/08                     Buy         (1.18)       12/20/11      2,500             50
Bank of America      Nucor Corp., 4.875%, 10/01/12                  Buy         (0.22)       12/20/11      2,500             30
Bank of America      Black & Decker Corp., 7.125%, 06/01/11         Buy         (0.55)       12/20/11      2,500             65
Bank of America      The Limited Inc., 6.125%, 12/01/12             Buy         (0.48)       12/20/11      2,500            154
Merrill Lynch        Donnelley (R.R.) & Sons, 4.950%, 04/01/14      Buy         (0.69)       12/20/11      2,500             48
Merrill Lynch        MDC Holdings Inc., 5.500%, 05/15/13            Buy         (0.90)       12/20/11      2,500             55
Merrill Lynch        Lubrizol Corp., 7.250%, 06/15/25               Buy         (0.45)       12/20/11      2,500             25
JPMorgan Chase Bank  Hasbro Inc., 2.750%, 12/01/21                  Buy         (0.39)       12/20/11      2,500             32
JPMorgan Chase Bank  Lubrizol Corp., 7.250%, 06/15/35               Buy         (0.45)       12/20/11      2,500             24
Bank of America      Pitney Bowes Inc., 4.625%, 10/01/12            Buy         (0.14)       12/20/11      5,200             75
Bank of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy         (0.45)       12/20/11      2,500             78
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy         (0.46)       12/20/11      2,500             22
Bank of America      TJX Cos. Inc., 7.45%, 12/15/09                 Buy         (0.19)       12/20/11      2,500             15
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         Buy         (0.77)       12/20/11      2,500            170
JPMorgan Chase Bank  Gap Inc., 8.800%, 12/15/08                     Buy         (1.18)       12/20/11      2,500             45
JPMorgan Chase Bank  Ppg Industries Inc., 7.050%, 08/15/09          Buy         (0.20)       12/20/11      2,500             42
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                  Buy         (0.22)       12/20/11      2,500             10
Merrill Lynch        Southwest Airlines Co, 6.500%, 03/01/12        Buy         (0.27)       12/20/11      2,500            196
Merrill Lynch        Nordstrom Inc., 6.950%, 03/15/28               Buy         (0.28)       12/20/13      2,500             45
JPMorgan Chase Bank  Radian Group Inc., 7.750%, 06/01/11            Buy         (0.39)       12/20/13      2,500          1,130
Bank of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy         (0.39)       12/20/13      2,500             82
Bank of America      MGIC Investment Corp., 6.000%, 11/01/15        Buy         (0.73)       12/20/13      2,500            702
Bank of America      PMI Group Inc., 6.000%, 09/15/16               Buy         (0.35)       12/20/13      2,500            837
Bank of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy         (0.39)       12/20/13      2,500             35
JPMorgan Chase Bank  Nordstrom Inc., 6.950%, 03/15/28               Buy         (0.28)       12/20/13      2,500             45
JPMorgan Chase Bank  Whirlpool Corp., 7.750%, 07/15/16              Buy         (0.34)       12/20/11      2,500            105

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2008

                                                                                                                     NET UNREALIZED
                                                                                                          NOTIONAL    APPRECIATION
                                                                 BUY/SELL      (PAYS)/     TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION  RECEIVES RATE      DATE     (THOUSANDS)   ($THOUSANDS)
-------------------  -----------------------------------------  ----------  -------------  -----------  -----------  --------------
Merrill Lynch        Dow Chemical Inc., 6.000%, 10/01/12            Buy         (0.25)       12/20/13      2,500         $   73
Bank of America      Masco Corp., 5.875%, 07/15/12                  Buy         (0.73)       12/20/13      2,500            138
Bank of America      Radian Group Inc., 7.75%, 06/01/11             Buy         (0.35)       12/20/13      2,500          1,220
JPMorgan Chase Bank  Dow Chemical Inc., 6.000%, 10/01/12            Buy         (0.26)       12/20/13      2,500             39
JPMorgan Chase Bank  PMI Group Inc., 6.000%, 09/15/16               Buy         (0.35)       12/20/13      2,500            837
JPMorgan Chase Bank  MGIC Investment Corp., 6.000%, 11/01/15        Buy         (0.35)       12/20/13      2,500            699
JPMorgan Chase Bank  Carnival Corp., 6.650%, 1/15/28                Buy         (0.22)       06/20/12      2,000             80
Bank of America      Campbell Soup Co., 4.875%, 10/01/13            Buy         (0.20)       06/20/14      3,500             25
JPMorgan Chase Bank  Washington Mutual Co., 5.250%, 09/15/17        Buy         (0.32)       03/20/12      2,300            426
Merrill Lynch        Weyerhaeuser Company, 6.750%, 03/15/12         Buy         (0.45)       03/20/12      2,500            129
Bank of America      Alcan Inc., 4.875%, 09/15/12                   Buy         (0.32)       03/20/14      2,150              9
Bank of America      Alcan Inc., 4.875%, 09/15/12                   Buy         (0.35)       12/20/13      2,500             (8)
JPMorgan Chase Bank  CMBX.NA.A 3                                    Buy         (0.62)       02/13/49      3,000            329
Goldman Sachs        CDX.NA.IG 9 Index                              Buy         (0.60)       12/20/12      7,500            136
Merrill Lynch        CMBX-NA-A 2                                    Buy         (0.25)       03/15/49      1,000             18
JPMorgan Chase Bank  CMBX-NA-A 2                                    Buy         (0.25)       03/15/49      2,000             35
                                                                                                                         ------
                                                                                                                         $9,556
                                                                                                                         ======

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2008, is as follows:

                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                                        (DEPRECIATION)
SETTLEMENT DATE     CURRENCY TO DELIVER (THOUSANDS)   CURRENCY TO RECEIVE (THOUSANDS)    ($ THOUSANDS)
-----------------   -------------------------------   -------------------------------   --------------
7/7/08-7/21/08               USD     2,848                     ZAR    22,399               $     2
7/21/08                      CAD   145,481                     USD   142,766                  (615)
7/21/08                      CHF    10,334                     USD     9,901                  (249)
7/21/08                      EUR     9,929                     SEK    92,970                  (186)
7/21/08                      HKD   420,196                     USD    53,861                   (53)
7/21/08                      MXP   103,957                     USD    10,049                   (10)
7/21/08                      NOK    41,298                     USD     8,031                   (62)
7/21/08                      NZD       643                     USD       490                     3
7/21/08                      SEK    38,050                     EUR     4,082                   104
7/21/08                      SEK    26,785                     USD     4,465                    16
7/21/08                      SGD       429                     USD       316                    --
7/21/08                      USD    13,871                     CAD    14,196                   120
7/21/08                      ZAR    97,454                     USD    12,017                  (369)
7/21/08-7/23/08              USD    31,744                     CHF    33,098                   765
7/21/08-7/23/08              USD    16,455                     HKD   128,307                     8
7/21/08-7/23/08              USD    34,232                     SEK   207,915                   300
7/21/08-7/23/08              USD    19,721                     SGD    26,989                   167
7/21/08-8/21/08              CHF    92,400                     EUR    57,457                  (406)
7/21/08-8/21/08              EUR    52,510                     CHF    84,000                   (57)
7/21/08-10/21/08             EUR    28,825                     USD    44,847                  (393)
7/21/08-11/21/08             AUD    11,297                     USD    10,585                  (133)
7/21/08-11/21/08             CHF    23,200                     NZD    28,574                (1,251)

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                                        (DEPRECIATION)
SETTLEMENT DATE     CURRENCY TO DELIVER (THOUSANDS)   CURRENCY TO RECEIVE (THOUSANDS)    ($ THOUSANDS)
-----------------   -------------------------------   -------------------------------   --------------
7/21/08-11/21/08          GBP       32,168                  USD       62,582               $   (883)
7/21/08-11/21/08          NZD       29,259                  CHF       23,200                    734
7/21/08-11/21/08          USD       91,762                  AUD       97,667                  1,496
7/21/08-11/21/08          USD      174,743                  EUR      112,469                  2,061
7/21/08-11/21/08          USD      284,658                  GBP      145,599                  4,031
7/21/08-12/19/08          CHF       40,200                  GBP       19,046                 (1,748)
7/21/08-12/19/08          GBP       19,183                  CHF       40,200                  1,476
7/21/08-12/19/08          USD        6,467                  NZD        8,674                     36
7/22/08-7/23/08           USD      111,381                  JPY   12,004,951                  2,016
7/22/08-9/19/08           AUD       17,677                  JPY    1,610,000                 (1,612)
7/22/08-9/19/08           JPY    2,807,000                  AUD       30,083                  2,110
7/22/08-12/19/08          EUR       62,155                  JPY    9,724,000                 (5,366)
7/22/08-12/19/08          GBP       27,461                  JPY    5,603,000                 (1,465)
7/22/08-12/19/08          JPY   13,420,000                  EUR       84,901                  6,032
7/22/08-12/19/08          JPY    9,305,000                  GBP       45,391                  1,845
7/23/08                   USD        3,261                  DKK       15,707                     54
7/23/08                   USD        3,894                  NOK       20,243                     72
10/21/08-11/21/08         NOK       65,217                  JPY    1,298,000                   (326)
10/21/08-12/19/08         JPY    2,296,000                  NOK      113,138                    111
10/21/08-12/19/08         SGD       17,200                  GBP        6,513                     74
11/21/08                  GBP        1,641                  SGD        4,300                    (43)
12/19/08                  AUD        3,450                  CHF        3,300                     11
12/19/08                  CHF        3,300                  AUD        3,425                    (34)
                                                                                            -------
                                                                                            $ 8,383
                                                                                            =======

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                               NUMBER OF                            UNREALIZED APPRECIATION (DEPRECIATION)
   TYPE OF CONTRACT      CONTRACTS LONG (SHORT)   EXPIRATION DATE                ($ THOUSANDS)
----------------------   ----------------------   ---------------   --------------------------------------
10-Year Swap                     (554)               Sep-2008                      $    (89)
90-Day Euro$                      159                Sep-2008                          (149)
90-Day Euro$                     (214)               Dec-2008                        (1,056)
90-Day Euro$                      191                Mar-2009                          (327)
90-Day Euro$                      445                Jun-2009                           152
90-Day Euro$                      465                Sep-2009                           122
90-Day Euro$                      140                Dec-2009                          (370)
90-Day Euro$                      (55)               Mar-2010                           (48)
90-Day Euro$                     (417)               Jun-2010                          (628)
90-Day Euro$                     (110)               Sep-2010                          (181)
90-Day Euro$                      (93)               Dec-2010                          (136)
90-Day Euro$                      (46)               Mar-2011                           (68)
90-Day Euro$                       78                Jun-2011                            39
90-Day Euro$                       85                Sep-2011                            41
90-Day Euro$                       30                Dec-2011                            22
90-Day Euro$                       30                Mar-2012                            24

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)
International Equity Fund
June 30, 2008

                               NUMBER OF                            UNREALIZED APPRECIATION (DEPRECIATION)
   TYPE OF CONTRACT      CONTRACTS LONG (SHORT)   EXPIRATION DATE                ($ THOUSANDS)
----------------------   ----------------------   ---------------   --------------------------------------
90-Day Euro$                       17                 Jun-2012                     $     12
90-Day Euro$                       38                 Sep-2012                           37
Amsterdam Index                   109                 Jul-2008                       (1,331)
CAC40 10 Euro                     432                 Jul-2008                       (1,356)
Dax Index                         170                 Sep-2008                       (2,353)
DJ Euro Stoxx 50 Index            604                 Sep-2008                       (1,964)
FTSE 100 Index                    720                 Sep-2008                       (3,743)
Hang Seng Index                    68                 Jul-2008                         (294)
IBEX Index                         87                 Jul-2008                         (784)
MSCI Sing Index                   140                 Jul-2008                         (177)
Nikkei 225 Index                   18                 Sep-2008                          (57)
OMX Index                         798                 Jul-2008                       (1,290)
S&P/MIB Index                      56                 Sep-2008                         (701)
SPI 200 Index                     194                 Sep-2008                         (886)
Topix Index                       245                 Sep-2008                       (1,735)
U.S. 10-Year Note                  12                 Sep-2008                           11
U.S. 2-Year Note                  (57)                Oct-2008                           20
U.S. 5-Year Note                   (1)                Sep-2008                            1
                                                                                   --------
                                                                                   $(19,242)
                                                                                   ========

     Percentages are based on a Net Assets of $3,224,316 ($ Thousands)

*    Non-income producing security.

**   Affiliated security

(1)  In U.S. Dollars unless otherwise noted.

+    Rate shown is the 7-day effective yield as of June 30, 2008

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $168,916 ($ Thousands).

(B)  Real Estate Investments Trust

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Securities considered illiquid. The total market value of such securities as of June 30, 2008 was $63,279 ($ Thousands) and represented 1.96% of Net Assets.

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2008 was $178,432 ($ Thousands).

(G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

++ At June 30, 2008 , the tax basis cost of the Fund's investments was 3,388,926 ($ Thousands), and the unrealized appreciation and depreciation were $390,775 ($ Thousands) and ($238,461) ($ Thousands) respectively.

ADR    -- American Depositary Receipt
ARM    -- Adjustable Rate Mortgage
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
CV     -- Convertible
DKK    -- Danish Krone
EUR    -- Euro
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only - face amount represents notional amount
JPY    -- Japanese Yen
L.P.   -- Limited Partnership
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SEK    -- Swedish Krona
SGD    -- Singapore Dollar
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South Aftrican Rand

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
COMMON STOCK -- 90.6%
ARGENTINA -- 0.1%
   IRSA Inversiones y Representaciones GDR *               4,800      $     54
   Petrobras Energia Participaciones ADR                  83,400         1,001
   Telecom Argentina ADR *                                38,900           554
                                                                      --------
                                                                         1,609
                                                                      --------
BAHRAIN -- 0.1%
   Investcorp Bank GDR *(A)                               36,422           929
                                                                      --------
BRAZIL -- 10.1%
   Acos Villares                                       1,020,000           770
   Banco do Brasil                                       128,965         2,115
   Banco Itau Holding Financeira ADR (B)                  50,188         1,019
   BR Malls Participacoes *                               67,900           649
   Centrais Eletricas Brasileiras                         63,080         1,171
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar ADR (B)                                      49,600         2,106
   Cia de Bebidas das Americas ADR (B)                    35,880         2,273
   Cia de Concessoes Rodoviarias                          29,886           595
   Cia de Saneamento Basico do Estado de Sao
      Paulo ADR                                            1,160            59
   Cia de Saneamento Basico do Estado de Sao Paulo        85,969         2,211
   Cia de Saneamento de Minas Gerais-COPASA               32,000           598
   Cia Energetica de Minas Gerais ADR (B)                174,628         4,287
   Cia Siderurgica Nacional                                1,300            58
   Cia Vale do Rio Doce ADR                              208,400         7,465
   Cia Vale do Rio Doce Sponsored ADR                    589,528        17,592
   CPFL Energia                                           50,743         1,165
   EDP - Energias do Brasil                               81,354         1,624
   Empresa Brasileira de Aeronautica ADR (B)              17,770           471
   Eternit                                                48,551           208
   Fertilizantes Heringer                                    900            13
   Gafisa ADR (B)                                         39,900         1,371
   Gerdau ADR (B)                                        285,531         6,856
   Grendene                                              151,707         1,722
   GVT Holding *                                         107,200         2,625
   Hypermarcas *                                          42,800           526
   Industrias Romi                                        27,800           292
   Light                                                  26,219           373
   Localiza Rent A Car                                   209,900         2,375
   Lojas Renner                                          167,700         3,342
   Marfrig Frigorificos e Comercio de Alimentos           91,100         1,163
   OGX Petroleo e Gas Participacoes *                      4,000         3,186
   Petroleo Brasileiro ADR                                85,124         6,029
   Petroleo Brasileiro Sponsored ADR, Cl A               571,305        33,107
   Santos Brasil Participacoes                            89,881         1,305
   Souza Cruz                                             55,548         1,594
   Tam ADR (B)                                            50,241           961
   Telegraph Norte Leste Participacoes ADR               158,840         3,957
   Tim Participacoes ADR (B)                             121,800         3,463

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Unibanco - Uniao de Bancos
      Brasileiros GDR (B)                                 85,961      $ 10,911
   Usinas Siderurgicas de Minas Gerais                   119,000         5,641
   Votorantim Celulose e Papel ADR (B)                    59,360         1,585
                                                                      --------
                                                                       138,833
                                                                      --------
CHILE -- 0.9%
   Administradora de Fondos de Pensiones Provida
      ADR                                                  7,200           184
   Banco de Chile ADR                                     30,500         1,360
   Banco Santander Chile ADR                              66,419         2,857
   Centros Comerciales Sudamericanos                     215,538           648
   Cia Cervecerias Unidas                                142,070           836
   Cia Cervecerias Unidas ADR                             41,993         1,224
   CorpBanca                                          21,312,924           115
   Embotelladora Andina ADR, Cl B                         32,078           490
   Enersis ADR                                           286,437         4,463
   La Polar                                              113,438           461
   Multiexport Foods                                     330,257           102
                                                                      --------
                                                                        12,740
                                                                      --------
CHINA -- 7.1%
   Aluminum Corp of China, Cl H                          798,922           921
   Anhui Conch Cement, Cl H (B)                          478,882         3,203
   Anhui Expressway, Cl H                                704,000           510
   Bank of China (B)                                  13,491,000         6,004
   Bank of Communications, Cl H                            4,000             5
   Baoye Group, Cl H                                      49,000            28
   Bengang Steel Plates, Cl B *                          732,907           532
   Bosideng International Holdings *(B)                3,850,000           642
   BYD Electronic International                        1,249,500           742
   China Coal Energy                                     185,000           324
   China Communications Construction, Cl H             1,356,000         2,320
   China Construction Bank, Cl H                       3,332,000         2,684
   China COSCO Holdings, Cl H                          1,277,500         3,119
   China Digital TV Holding ADR *                         13,359           186
   China High Speed Transmission Equipment Group *       281,000           577
   China International Marine Containers, Cl B           566,280           675
   China Life Insurance, Cl H                          1,121,584         3,927
   China Medical Technologies ADR (B)                     37,500         1,853
   China Merchants Bank                                  346,000         1,087
   China Oilfield Services, Cl H                         412,000           740
   China Petroleum & Chemical, Cl H                      333,130           312
   China Shenhua Energy                                  271,800         1,067
   China Shipping Container Lines, Cl H (B)            2,561,000         1,002
   China Shipping Development, Cl H                    2,374,000         7,124
   China Telecom, Cl H                                 1,222,000           664
   China Yurun Food Group (B)                          3,655,000         6,009
   Ctrip.com International ADR                             7,123           326
   Dongfang Electric, Cl H                               248,000           728
   Dongfeng Motor Group, Cl H                          1,782,000           713
   First Tractor, Cl H                                   248,000            56
   Focus Media Holding ADR *(B)                           19,200           532
   Great Wall Motor, Cl H                              1,974,500         1,309
   Great Wall Technology, Cl H                         1,284,000           231
   Greentown China Holdings (B)                          445,000           344
   Guangdong Electric Power Development, Cl B            462,500           213

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Harbin Power Equipment, Cl H                        1,324,000      $  1,919
   Huaneng Power International, Cl H                   1,654,800         1,148
   Industrial & Commercial Bank of China, Cl H        24,129,820        16,494
   Jingwei Textile Machinery, Cl H                       100,000            22
   Mindray Medical International ADR                      35,500         1,325
   Parkson Retail Group (B)                               89,000           649
   Perfect World ADR *                                    11,000           275
   PetroChina, Cl H                                    9,667,107        12,522
   PetroChina ADR (B)                                      7,570           975
   Qingling Motors, Cl H                                 720,000           115
   Shanghai Electric Group, Cl H                       1,429,000           700
   Simcere Pharmaceutical Group ADR *                    107,200         1,351
   Sinopec Shanghai Petrochemical, Cl H                1,944,000           668
   Sinotrans, Cl H                                     2,323,000           572
   Tencent Holdings                                      139,800         1,081
   Weiqiao Textile, Cl H                               1,808,900         1,408
   Yanzhou Coal Mining, Cl H                           2,236,000         4,158
   Zhejiang Expressway, Cl H                           1,002,000           772
   Zhejiang Glass, Cl H *                                  4,000             3
   ZTE, Cl H                                              41,800           200
                                                                      --------
                                                                        97,066
                                                                      --------
COLOMBIA -- 0.1%
   BanColombia ADR (B)                                    50,900         1,598
                                                                      --------
CYPRUS -- 0.0%
   AFI Development GDR *                                  46,600           360
                                                                      --------
CZECH REPUBLIC -- 1.0%
   CEZ                                                   129,696        11,506
   Komercni Banka                                          7,410         1,724
   Unipetrol                                              63,000         1,035
                                                                      --------
                                                                        14,265
                                                                      --------
EGYPT -- 0.4%
   Commercial International Bank GDR                     107,250         1,647
   Egyptian International Pharmaceutical Industrial       42,300           251
   El Ezz Steel                                           30,000           453
   National Societe Generale Bank SAE                     43,890           306
   Orascom Construction Industries GDR (A)                 9,255         1,258
   Telecom Egypt                                         462,000         1,393
                                                                      --------
                                                                         5,308
                                                                      --------
HONG KONG -- 5.6%
   AAC Acoustic Technologies Holdings *                2,906,000         2,430
   ASM Pacific Technology (B)                            155,500         1,174
   Belle International Holdings                          188,000           169
   Brilliance China Automotive Holdings *(B)           4,583,000           558
   China Mengniu Dairy                                   485,000         1,375
   China Mobile ADR                                        5,130           343
   China Mobile                                        2,269,417        30,502
   China Netcom Group                                    747,500         2,037
   China Power International Development               4,558,200         1,274
   China Resources Enterprise                            510,000         1,455
   China Resources Logic                                  12,600            10
   China State Construction International Holdings     2,084,000           537

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   China Unicom                                          711,085      $  1,320
   CNOOC                                              10,107,448        17,396
   Cnpc Hong Kong                                      1,800,000           850
   COSCO Pacific                                       2,296,000         3,763
   Denway Motors                                       4,068,646         1,571
   Digital China Holdings                                886,000           584
   Global Bio-Chemical Technology Group                2,283,500           949
   Hopson Development Holdings (B)                       378,000           425
   Industrial and Commercial Bank of China Asia          513,000         1,385
   Lenovo Group                                        4,424,000         2,996
   NWS Holdings                                          135,199           353
   Samson Holding (C)                                  2,020,000           303
   Shanghai Industrial Holdings                          179,000           526
   Shenzhou International Group Holdings                 575,000           153
   Shougang Concord International Enterprises            422,000           138
   Texwinca Holdings                                   1,116,600           931
   Tianjin Development Holdings                            8,000             5
   TPV Technology                                      2,502,000         1,303
                                                                      --------
                                                                        76,815
                                                                      --------
HUNGARY -- 0.6%
   Magyar Telekom                                        489,989         2,393
   MOL Hungarian Oil and Gas NyRt *                       14,209         1,918
   OTP Bank                                               79,675         3,342
   Tisza Chemical Group                                   12,600           384
                                                                      --------
                                                                         8,037
                                                                      --------
INDIA -- 5.6%
   Allahabad Bank                                        123,700           160
   Andhra Bank                                           375,268           477
   Bajaj Holdings and Investment *                         7,316            74
   Bank                                                    8,200            50
   Bank of India                                         320,401         1,617
   Bharat Electronics                                     20,344           480
   Bharat Petroleum                                      198,173         1,031
   Bharti Airtel *                                       174,162         2,919
   Birla                                                  73,137           286
   Cairn India *                                         432,954         2,764
   CESC                                                   56,900           520
   Dena Bank                                              13,584            13
   Dr Reddys Laboratories                                 93,470         1,455
   Federal Bank                                          120,536           510
   Grasim Industries                                      18,599           800
   Gujarat Alkalies & Chemicals                           32,310           119
   Gujarat Narmada Valley Fertilizers                    162,389           439
   Gujarat State Fertilisers                              96,419           334
   Hero Honda Motors                                      51,015           821
   Hindalco Industries *                                 497,741         1,646
   Hindustan Petroleum                                   273,870         1,121
   Hindustan Zinc                                         86,080         1,064
   Housing Development Finance                            64,503         2,946
   ICICI Bank ADR                                         31,420           904
   ICICI Bank                                            202,008         2,959
   India Cements                                         272,970           870
   Indian Bank                                           176,623           363
   Indian Overseas Bank                                   54,084           100
   Infosys Technologies                                   18,398           743
   ITC                                                   352,358         1,538

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Jet Airways India                                      40,750      $    406
   Jindal Stainless                                        2,930             8
   Jindal Steel & Power                                    1,830            74
   JSW Steel                                              47,290           990
   Larsen & Toubro                                        65,725         3,337
   Mahanagar Telephone Nigam                             340,140           714
   Mahindra & Mahindra                                    88,925         1,010
   National Aluminium                                    175,812         1,435
   Oil & Natural Gas                                     281,705         5,336
   Phoenix Mills                                         153,627           554
   Ranbaxy Laboratories                                  232,182         2,823
   Reliance Industries                                    98,334         4,788
   Satyam Computer Services                              248,707         2,525
   Sesa GOA *                                             13,330         1,049
   Shipping of India                                       1,960            10
   Siemens India                                         178,492         1,602
   State Bank of India GDR (A)                            25,310         1,362
   Steel Authority of India                              934,021         3,028
   Sterlite Industries India ADS *                        20,690           329
   Sterlite Industries India *                           205,623         3,335
   Syndicate Bank                                        112,247           133
   Tata Chemicals                                         14,440            96
   Tata Consultancy Services                              36,140           721
   Tata Motors                                            34,918           346
   Tata Steel                                            427,522         7,242
   Union Bank of India                                    14,834            38
   Unitech                                               488,171         1,945
   Zee Entertainment Enterprises                         522,889         2,431
                                                                      --------
                                                                        76,790
                                                                      --------
INDONESIA -- 1.7%
   Aneka Tambang                                       2,571,500           885
   Apexindo Pratama Duta                                  20,000             5
   Astra International                                   665,125         1,389
   Bank Mandiri Persero                                2,693,092           759
   Bank Negara Indonesia Persero                       1,025,500           135
   Bank Rakyat Indonesia                               5,291,000         2,927
   Bumi Resources                                      4,308,000         3,831
   Global Mediacom (C)                                14,374,500           717
   Gudang Garam                                        1,088,100           761
   HM Sampoerna                                        1,008,500         1,203
   Indo Tambangraya Megah                                276,000         1,007
   International Nickel Indonesia                      2,968,530         1,948
   Kalbe Farma *                                       7,166,500           661
   Telekomunikasi Indonesia ADR                           40,500         1,306
   Telekomunikasi Indonesia                            6,878,100         5,446
                                                                      --------
                                                                        22,980
                                                                      --------
ISRAEL -- 2.1%
   Bank Hapoalim                                         921,411         4,068
   Bank Leumi Le-Israel                                  424,292         2,115
   Bezeq Israeli Telecommunication                     2,812,580         5,541
   Delek Automotive Systems                               22,700           362
   First International Bank of Israel *                   51,020           618
   Israel Chemicals                                      239,000         5,565
   Israel Discount Bank, Cl A *                          557,074         1,232
   Makhteshim-Agan Industries                             70,369           655
   Mizrahi Tefahot Bank                                   54,000           428
   Partner Communications                                 43,351         1,032
   Teva Pharmaceutical Industries ADR                    137,046         6,277
   Teva Pharmaceutical Industries                         18,000           823
   Union Bank of Israel *                                 21,090           104

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
                                                                      --------
                                                                      $ 28,820
                                                                      --------
JERSEY -- 0.1%
   KazakhGold Group GDR *                                 35,642           820
                                                                      --------
LUXEMBOURG -- 0.5%
   MHP GDR *(A)                                            9,500           176
   Tenaris ADR                                            89,600         6,675
                                                                      --------
                                                                         6,851
                                                                      --------
MALAYSIA -- 1.9%
   AMMB Holdings                                       1,015,287           988
   ANN JOO Resources                                      49,000            57
   Berjaya Sports Toto                                   457,900           681
   Bumiputra-Commerce Holdings                           369,100           904
   Digi.Com                                               64,700           473
   Gamuda                                              2,204,100         1,578
   Genting                                               175,500           301
   HAP Seng Consolidated                                  70,000            59
   Hong Leong Bank                                       510,009           913
   Hong Leong Industries                                  14,000            17
   IOI Properties                                        164,368           236
   KLCC Property Holdings                                476,000           396
   KNM Group                                             229,500           446
   Kulim Malaysia                                         65,000           193
   Lion Industries                                       355,000           284
   Malayan Banking                                     1,153,850         2,490
   Malaysia Airports Holdings                             39,000            35
   Malaysian Bulk Carriers                               716,714           803
   MISC                                                    3,000             8
   MMC                                                 1,687,400         1,425
   Multi-Purpose Holdings                                 25,000            11
   Oriental Holdings                                      10,000            18
   Padiberas Nasional                                    174,000            85
   Petronas Dagangan                                      26,200            60
   Petronas Gas                                           18,000            55
   Public Bank (Foreign Market)                          127,000           412
   Public Bank BHD                                       262,796           836
   Ranhill                                               615,500           176
   Resorts World                                       4,678,400         3,723
   Sime Darby                                          1,375,400         3,894
   Southern Steel                                         49,800            47
   Tenaga Nasional                                       883,075         2,203
   Titan Chemicals                                        78,000            31
   UMW Holdings                                          757,551         1,391
   YTL                                                   401,340           829
                                                                      --------
                                                                        26,058
                                                                      --------
MEXICO -- 4.8%
   Alfa, Cl A                                            203,400         1,456
   America Movil ADR                                       2,600           137
   America Movil, Ser L (B)                            1,363,105         3,602
   America Movil ADR, Ser L                              224,986        11,868
   Carso Global Telecom *                                210,354         1,154
   Cemex ADR *                                           220,821         5,454
   Cemex                                               2,804,556         6,949
   Coca-Cola Femsa                                       266,300         1,508
   Consorcio ARA                                         969,273           896
   Controladora Comercial Mexicana (B)                   289,400           869
   Cydsa                                                  57,700            64
   Embotelladoras Arca                                   233,150           859
   Empresas ICA *(B)                                     150,400           943

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Empresas ICA Sociedaad Controladora ADR *              20,800      $    517
   Financiera Independencia *(C)                         514,900           749
   Fomento Economico Mexicano ADR                         42,046         1,914
   GEO *                                                 340,800         1,141
   Gruma, Cl B *                                         497,424         1,362
   Grupo Aeroportuario del Sureste, Cl B                  57,000           296
   Grupo Carso, Ser A1                                   218,050         1,018
   Grupo Casa Saba ADR                                     4,500           147
   Grupo Continental                                     833,400         2,046
   Grupo Financiero Banorte, Cl O (B)                    970,364         4,568
   Grupo Mexico, Ser B                                 2,141,439         4,863
   Grupo Modelo                                          220,300         1,122
   Industrias, Cl B *                                     27,600           154
   Kimberly-Clark de Mexico, Cl A                        117,900           481
   Megacable Holdings *                                  109,100           318
   Mexichem                                              344,900         2,790
   Telefonos de Mexico ADR, Ser L (B)                     27,520           652
   Telmex Internacional ADR *(B)                          28,220           454
   Urbi Desarrollos Urbanos *(B)                         751,893         2,601
   Vitro                                                   7,200            12
   Wal-Mart de Mexico, Ser V                             538,380         2,145
                                                                      --------
                                                                        65,109
                                                                      --------
NETHERLANDS -- 0.2%
   New World Resources, Cl A *                            11,581           410
   Vimetco GDR *                                         112,131           964
   X 5 Retail Group GDR *                                 34,503         1,163
                                                                      --------
                                                                         2,537
                                                                      --------
PAKISTAN -- 0.0%
   National Bank of Pakistan                              70,142           151
                                                                      --------
PANAMA -- 0.1%
   Copa Holdings, Cl A                                    51,600         1,453
                                                                      --------
PERU -- 0.2%
   Cia de Minas Buenaventura ADR                          35,400         2,314
                                                                      --------
PHILIPPINES -- 0.4%
   ABS-CBN Broadcasting PDR                              479,300           203
   Alliance Global Group *                             2,950,000           197
   Bank of the Philippine Islands                        542,026           519
   First Philippine Holdings                           1,733,600           859
   Globe Telecom                                          29,860           785
   JG Summit Holdings                                  3,229,000           633
   Manila Electric                                       194,460           167
   Metropolitan Bank & Trust *                           166,800           123
   Petron                                              1,102,000           160
   Philex Mining                                       3,264,200           516
   Philippine Long Distance Telephone                     14,550           776
   SM Investments                                        140,324           766
   Union Bank of Philippines                             460,500           333
                                                                      --------
                                                                         6,037
                                                                      --------
POLAND -- 1.3%
   Bank BPH                                               22,837           772
   Bank Handlowy w Warszawie                              39,168         1,473
   Bank Pekao                                             15,410         1,192
   Ciech                                                   9,100           287
   Cyfrowy Polsat *                                      218,722         1,378

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Grupa Lotos *                                          40,303      $    502
   KGHM Polska Miedz                                      65,016         3,057
   Polish Oil & Gas                                      882,000         1,381
   Polski Koncern Naftowy Orlen                          204,610         3,284
   Powszechna Kasa Oszczednosci Bank
      Polski                                              74,203         1,600
   Telekomunikacja Polska                                372,356         3,613
                                                                      --------
                                                                        18,539
                                                                      --------
RUSSIA -- 12.0%
   Evraz Group GDR                                        49,835         5,815
   LUKOIL ADR                                            270,236        26,537
   Mechel ADR                                            121,456         6,017
   MMC Norilsk Nickel ADR (B)                            390,140         9,871
   Mobile Telesystems ADR                                 89,600         6,864
   NovaTek OAO GDR                                        10,832           941
   Novolipetsk Steel GDR                                  26,400         1,492
   Novorossiysk Commercial Sea Port
      GDR                                                123,912         1,855
   OAO Gazprom ADR                                     1,169,239        67,816
   Pharmstandard GDR *                                    39,627         1,092
   Polyus Gold ADR (B)                                    13,520           375
   Rosneft Oil GDR (A)                                   566,295         6,576
   Sberbank GDR *                                         19,510         7,310
   Severstal GDR (A)(B)                                   76,186         1,981
   Surgutneftegaz ADR                                    233,186         2,565
   Tatneft GDR                                            24,350         3,652
   Uralkali GDR                                          115,225         8,377
   Vimpel-Communications ADR                             147,400         4,375
   VTB Bank GDR (A)(B)                                    68,000           473
                                                                      --------
                                                                       163,984
                                                                      --------
SINGAPORE -- 0.2%
   Goodpack (C)                                          270,000           306
   Total Access Communication (C)                      1,335,000         2,136
                                                                      --------
                                                                         2,442
                                                                      --------
SOUTH AFRICA -- 6.5%
   ABSA Group                                             61,305           642
   African Bank Investments (B)                          431,717         1,302
   African Rainbow Minerals                               33,000         1,180
   AngloGold Ashanti (B)                                  50,748         1,743
   AngloGold Ashanti ADR (B)                              78,049         2,649
   ArcelorMittal South Africa                             50,385         1,435
   Aspen Pharmacare Holdings                             315,800         1,283
   Assore                                                  4,200           429
   Aveng                                                  75,204           557
   Barloworld (B)                                         94,275           963
   Bidvest Group                                          51,394           646
   DataTec                                                86,758           287
   Exxaro Resources                                       67,000         1,236
   FirstRand (B)                                       1,467,872         2,494
   Gold Fields ADR                                       122,981         1,556
   Gold Fields                                            26,000           330
   Harmony Gold Mining ADR *(B)                          170,400         2,087
   Harmony Gold Mining *(B)                              230,068         2,792
   Impala Platinum Holdings                              226,812         8,953
   JD Group (B)                                          144,750           485
   Kumba Iron Ore                                         12,806           515
   Liberty Group (B)                                     103,074           818
   Liberty Holdings                                       16,574           462
   Metropolitan Holdings                                 544,592           760
   MTN Group (B)                                         342,531         5,448

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Murray & Roberts Holdings                             334,585     $    3,718
   Mvelaphanda Resources *                                22,000            183
   Nampak (B)                                            651,232          1,102
   Naspers, Cl N                                          54,700          1,195
   Nedbank Group (B)                                     244,287          2,869
   Omnia Holdings                                         17,350            168
   Palabora Mining                                         4,000             81
   Remgro                                                 74,899          1,798
   RMB Holdings (B)                                      177,727            477
   Sanlam (B)                                          2,082,457          4,416
   Sappi (B)                                             329,948          4,002
   Sasol                                                 353,729         20,831
   Shoprite Holdings                                     181,085            914
   Standard Bank Group                                   444,052          4,328
   Steinhoff International Holdings                      352,979            718
   Telkom                                                 33,230            601
                                                                     ----------
                                                                         88,453
                                                                     ----------
SOUTH KOREA -- 12.2%
   Amorepacific                                              332            206
   Daegu Bank                                             55,320            735
   Daelim Industrial                                       8,000            818
   Daewoo Shipbuilding & Marine Engineering              102,131          3,993
   Daishin Securities                                        640             14
   Daou Technology                                        20,210            129
   Dongbu Insurance                                        1,200             44
   Doosan *                                                5,500            920
   Hana Financial Group                                   23,453            902
   Handsome                                               13,738            154
   Hanwha Chemical                                        75,931            842
   Hyundai Department Store                                1,240            100
   Hyundai Development                                    71,600          3,628
   Hyundai Heavy Industries                               28,549          8,843
   Hyundai Mipo Dockyard                                  10,394          2,037
   Hyundai Mobis                                          38,837          3,145
   Hyundai Motor                                          22,461          1,525
   Kangwon Land                                           21,890            479
   KCC Engineering & Construction                          3,100            120
   Kookmin Bank                                           93,450          5,521
   Kookmin Bank ADR (B)                                   63,000          3,686
   Korea Development Financing                             1,890             73
   Korea Electric Power                                  193,576          5,690
   Korea Fine Chemical                                     1,620            132
   Korea Iron & Steel                                      4,920            399
   Korean Petrochemical Industries                         3,890            186
   Korean Reinsurance                                     56,830            655
   KT ADR                                                 60,270          1,285
   KT                                                     16,360            700
   KT&G                                                  114,599          9,860
   Kumho Tire                                            102,730            878
   Kyeryong Construction Industrial                        8,130            233
   LG                                                     53,309          3,460
   LG Chem                                                36,883          3,526
   LG Electronics                                         75,785          8,585
   LG Philips LCD                                        154,562          5,792
   Lotte Shopping                                         13,570          4,041
   LS Cable                                               10,460            916
   Nong Shim                                               5,558          1,188
   Nong Shim Holdings                                      3,019            208
   Ottogi                                                    630             91
   Pacific                                                 1,806            222

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   POSCO                                                   9,094     $    4,729
   POSCO ADR (B)                                           4,040            524
   Pusan Bank                                             89,525          1,198
   S1                                                     17,358          1,042
   Samho International                                    15,040            198
   Samsung C&T                                            27,785          1,503
   Samsung Card                                           15,300            676
   Samsung Electronics                                    61,785         36,916
   Samsung Fire & Marine Insurance                        30,509          6,373
   Samsung Heavy Industries                               43,999          1,569
   Samwhan                                                 8,150            158
   Samyang Genex                                           2,589            152
   SFA Engineering                                         5,170            329
   Shinhan Financial Group                               139,938          6,328
   Shinsegae                                              12,357          6,651
   Shinyoung Securities                                    1,649             71
   SK Energy                                              21,633          2,409
   SK Gas                                                  3,709            280
   SK Holdings                                            17,472          2,155
   SK Telecom ADR (B)                                    159,330          3,309
   SK Telecom                                              6,438          1,172
   S-Oil                                                  26,920          1,729
   STX Pan Ocean                                         331,200            657
   Young Poong                                                30             14
   Youngone                                               25,170            177
                                                                     ----------
                                                                        166,280
                                                                     ----------
TAIWAN -- 10.5%
   Ability Enterprise                                    592,000            655
   Acer                                                1,817,640          3,581
   Advanced Semiconductor Engineering                  4,673,692          4,204
   Asustek Computer                                    1,145,272          3,117
   AU Optronics                                        4,213,168          6,621
   Catcher Technology                                    364,940          1,040
   Cathay Financial Holding                            3,109,213          6,761
   Chi Mei Optoelectronics                             1,408,000          1,626
   China Bills Finance *                                 800,000            186
   China Development Financial Holding                 3,778,000          1,525
   China Motor                                           825,985            533
   China Petrochemical Development *                     792,000            352
   China Steel                                         1,433,000          2,212
   Chinatrust Financial Holding                        7,942,947          7,667
   Chunghwa Picture Tubes *                            3,769,000            987
   Chunghwa Telecom ADR                                   27,090            687
   Chunghwa Telecom                                    3,593,863          9,295
   Compal Electronics                                  5,310,204          5,738
   CTCI                                                  347,550            278
   Delta Electronics                                     554,077          1,543
   Evergreen Marine Taiwan                               664,000            527
   Far Eastern Department Stores *                       245,000            261
   Far Eastern Textile                                   387,372            505
   Farglory Land Development                             170,000            530
   First Financial Holding                               556,872            611
   Formosa Chemicals & Fibre                           1,081,000          2,130
   Formosa Plastics                                      556,000          1,341
   Fubon Financial Holding                               860,000            878
   Gigabyte Technology *                                 328,000            249
   Global Brands Manufacture *                           100,000             94
   Grand Pacific Petrochemical *                         322,000             96
   HannStar Display *                                  3,519,000          1,281
   High Tech Computer                                    192,997          4,324
   HON HAI Precision Industry                          1,462,281          7,202

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Inventec                                              914,000     $      539
   Lite-On Technology                                  1,616,527          1,627
   MediaTek                                              406,550          4,688
   Mega Financial Holding                              1,638,000          1,295
   Mitac International                                   154,000            104
   Nan Ya Plastics                                     2,576,000          5,474
   Nan Ya Printed Circuit Board                          166,203            832
   Nien Hsing Textile                                    674,000            364
   Powerchip Semiconductor                             2,288,626            651
   President Chain Store                                 243,000            809
   Qisda *                                               716,000            477
   Quanta Computer                                     2,879,335          4,459
   Siliconware Precision Industries                    2,191,621          3,231
   SinoPac Financial Holdings                          5,287,230          2,291
   Taiwan Cooperative Bank                               824,000            766
   Taiwan Fertilizer                                   1,051,000          3,947
   Taiwan Semiconductor Manufacturing ADR (B)            454,700          4,961
   Taiwan Semiconductor Manufacturing                  8,482,027         18,164
   Tatung *                                            2,119,000            855
   Teco Electric and Machinery                           605,000            339
   Tripod Technology                                     267,300            668
   Tung Ho Steel Enterprise                              442,000            794
   United Microelectronics                             4,823,266          2,558
   Universal Scientific Industrial                       500,000            262
   UPC Technology *                                      385,000            205
   Walsin Lihwa                                        1,630,000            588
   Walsin Technology                                     298,000            151
   Wan Hai Lines                                         650,000            501
   Wistron                                               581,885            832
   Yageo                                               2,729,440            844
   Yuanta Financial Holding                            3,385,000          2,370
                                                                     ----------
                                                                        144,283
                                                                     ----------
THAILAND -- 2.1%
   Advanced Info Service                                 355,100            951
   Bangkok Bank                                          768,194          2,749
   Bangkok Bank NVDR (B)                                 464,000          1,651
   BEC World                                             190,671            140
   Charoen Pokphand Foods                              9,398,600          1,057
   Electricity Generating                                166,834            422
   Kasikornbank                                          625,300          1,346
   Kiatnakin Bank                                         24,700             18
   Krung Thai Bank                                     5,504,700          1,391
   PTT                                                   529,556          4,783
   PTT Chemical                                           22,300             70
   PTT Exploration & Production                          255,819          1,477
   PTT NVDR (B)                                          173,000          1,563
   Ratchaburi Electricity Generating
      Holding                                             91,500            115
   Siam Cement                                           215,200          1,281
   Siam Commercial Bank                                3,369,516          7,811
   Thai Airways International                            944,080            596
   Thai Rayon                                             37,000             64
   Thai Union Frozen Products (B)                        957,900            478
   Thoresen Thai Agencies (B)                            166,340            204
                                                                     ----------
                                                                         28,167
                                                                     ----------
TURKEY -- 1.1%
   Akbank                                                153,739            533
   Akcansa Cimento                                        13,000             41
   Aygaz                                                  93,340            218

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                           ----------   -------------
   Bossa Ticaret Sanayi Isletme                           80,000     $       67
   Eregli Demir ve Celik Fabrikalari                      81,667            668
   Haci Omer Sabanci Holding                           1,039,994          3,555
   KOC Holding *                                         546,250          1,492
   Sinpas Gayrimenkul Yatirim
      Ortakligi *(D)                                      61,990            224
   Tofas Turk Otomobil Fabrikasi                         445,169          1,296
   Turk Sise ve Cam Fabrikalari                          954,595          1,015
   Turkcell Iletisim Hizmet ADR (B)                       27,900            406
   Turkcell Iletisim Hizmet                              421,036          2,411
   Turkiye Garanti Bankasi                               297,340            686
   Turkiye Is Bankasi, Cl C                              530,070          1,734
   Turkiye Vakiflar Bankasi Tao, Cl D                    628,957            818
                                                                     ----------
                                                                         15,164
                                                                     ----------
UNITED KINGDOM -- 1.0%
   Anglo American                                        112,041          7,857
   BHP Billiton                                           49,728          1,883
   Vedanta Resources                                      87,492          3,808
                                                                     ----------
                                                                         13,548
                                                                     ----------
UNITED STATES -- 0.1%
   Central European Distribution *                        12,400            920
                                                                     ----------
Total Common Stock
   (Cost $1,087,686) ($ Thousands)                                    1,239,260
                                                                     ----------
PREFERRED STOCK -- 6.8%
BRAZIL -- 6.8%
   Banco Bradesco                                         96,700          1,983
   Banco Itau Holding Financeira                         213,000          4,340
   Bradespar                                              52,757          1,433
   Brasil Telecom                                          3,261             35
   Brasil Telecom Participacoes                           99,418          1,475
   Braskem                                               163,300          1,312
   Centrais Eletricas Brasileiras                         33,644            554
   Centrais Eletricas de Santa Catarina                   13,400            398
   Cia de Gas de Sao Paulo                                26,000            737
   Cia de Tecidos do Norte de Minas -
      Coteminas *                                        180,932            904
   Cia de Transmissao de Energia Eletrica
      Paulista                                            45,000          1,484
   Cia Energetica de Minas Gerais                         62,567          1,544
   Cia Energetica do Ceara                                27,000            343
   Cia Paranaense de Energia                             101,035          2,056
   Cia Vale do Rio Doce                                  377,339         11,305
   Eletropaulo Metropolitana Eletricidade
      de Sao Paulo                                       132,756          3,138
   Gerdau                                                106,400          2,564
   Investimentos Itau                                  1,082,006          6,925
   Mangels Industrial *                                    5,600             56
   Marcopolo                                             153,675            609
   Metalurgica Gerdau, Cl A                               58,960          1,917
   NET Servicos de Comunicacao *                         359,700          4,528
   Petroleo Brasileiro                                   757,532         22,014
   Sadia                                                 151,110          1,078
   Tam                                                   214,285          4,112
   Telecomunicacoes de Sao Paulo                          90,557          2,579
   Telegraph Norte Leste Participacoes                   134,288          3,369
   Telemar Norte Leste                                    63,641          3,497
   Telemig Celular Participacoes                          30,404            893
   Universo Online                                        13,000             70

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2008

                                                      Shares/
                                                    Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
-----------                                       --------------   -------------
   Usinas Siderurgicas de Minas Gerais                    73,575      $ 3,648
   Votorantim Celulose e Papel                            41,200        1,111
                                                                      -------
                                                                       92,011
                                                                      -------
INDIA -- 0.0%
   Tata Steel *                                          161,152          413
                                                                      -------
Total Preferred Stock
   (Cost $58,602)($ Thousands)                                         92,424
                                                                      -------

                                                     Number Of
                                                     Warrants
                                                  --------------
EQUITY LINKED WARRANTS -- 0.4%
HONG KONG -- 0.0%
   China Overseas Land, Expires 08/29/08*                237,500             --
                                                                     ----------
RUSSIA -- 0.3%
   Sberbank, Expires 02/23/10 *                        1,195,000          3,776
                                                                     ----------
UNITED ARAB EMIRATES -- 0.1%
   Citigroup Global Markets Holdings,
      Expires 03/24/09*                                  548,332          1,620
                                                                     ----------
Total Equity Linked Warrants
   (Cost $4,800) ($ Thousands)                                            5,396
                                                                     ----------
DEBENTURE BOND -- 0.0%
BRAZIL -- 0.0%
   Cia Vale do Rio Doce*
      0.000%, 09/30/49 (E)                                     8             --
                                                                     ----------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                     ----------
AFFILIATED PARTNERSHIP -- 6.8%
UNITED STATES -- 6.8%
   SEI Liquidity Fund, L.P., 2.75% **+(F)             93,359,369         93,359
                                                                     ----------
Total Affiliated Partnership
   (Cost $93,359) ($ Thousands)                                          93,359
                                                                     ----------
CASH EQUIVALENT -- 0.9%
UNITED STATES -- 0.9%
   SEI Daily Income Prime Obligation
      Fund, Cl A, 2.53% **+                           12,926,806         12,927
                                                                     ----------
Total Cash Equivalent
   (Cost $12,927) ($ Thousands)                                          12,927
                                                                     ----------
Total Investments -- 105.5%
   (Cost $1,257,374)($ Thousands) ++                                 $1,443,366
                                                                     ==========

     Percentages are based on a Net Assets of $1,367,817($ Thousands)

*    Non-income producing security.

**   Affiliated security

(1)  In U.S. dollars unless otherwise noted.

+    Rate shown is the 7-day effective yield as of June 30, 2008

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $89,804 ($ Thousands).

(C) Securities considered illiquid. The total market value of such securities as of June 30, 2008 was $4,211 ($ Thousands) and represented 0.31% of Net Assets.

(D)  Real Estate Investments Trust

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2008 was $93,359 ($ Thousands)

++ At June 30, 2008 , the tax basis cost of the Fund's investments was 1,257,374 ($ Thousands), and the unrealized appreciation and depreciation were $273,534 ($ Thousands) and ($87,542) ($ Thousands) respectively.

ADR  -- American Depositary Receipt
ADS  -- American Depositary Share
Cl   -- Class
GDR  -- Global Depositary Receipt
L.P. -- Limited Partnership
NVDR -- Non-Voting Depositary Receipt
PDR  -- Philippine Depositary Receipt
Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
GLOBAL BONDS -- 62.9%
AUSTRALIA -- 1.4%
   Australia Government Bond
      5.750%, 04/15/12                                              2,805   $       2,610
      5.250%, 08/15/10                                                420             391
   FMG Finance
      9.750%, 09/01/13                                                350             591
   Macquarie Bank, Ser E MTN
      5.500%, 09/19/08 (A)                                 GBP        336             597
   New S Wales Treasury MTN
      7.000%, 12/01/10                                              4,950           4,715
   Queensland Treasury
      6.000%, 08/14/13                                                460             421
   Rio Tinto Finance USA
      5.875%, 07/15/13                                                795             799
   WT Finance Aust Pty
      3.625%, 06/27/12                                                150             206
                                                                            -------------
                                                                                   10,330
                                                                            -------------
AUSTRIA -- 0.2%
   Telekom Finanzmanagement MTN
      5.000%, 07/22/13                                                601             895
   Wienerberger
      6.500%, 02/09/09 (A)                                            300             403
                                                                            -------------
                                                                                    1,298
                                                                            -------------
BELGIUM -- 1.2%
   Belgium Government Bond
      4.000%, 03/28/22                                              2,100           2,966
   Kingdom of Belgium, Ser 31
      5.500%, 03/28/28                                              3,872           6,354
                                                                            -------------
                                                                                    9,320
                                                                            -------------
BERMUDA -- 0.1%
   SeaDrill
      7.590%, 07/23/08 (A)                                 NOK      2,000             393
                                                                            -------------
CANADA -- 2.1%
   Bell Canada MTN
      5.000%, 02/15/17                                                270             216
   Canadian Government Bond
      3.750%, 06/01/12                                              8,000           7,975
   Canadian Natural Resources
      5.150%, 02/01/13                                                175             175
   Canadian Pacific Railway
      6.500%, 05/15/18                                                130             129
   Canadian Treasury Bill
      2.429%, 08/21/08 (B)                                          3,890           3,820
   General Motors Nova Scotia Finance
      8.875%, 07/10/23                                                160             177
   Government of Canada
      5.000%, 06/01/37                                              2,000           2,277
   Toronto-Dominion Bank MTN
      5.375%, 05/14/15                                                300             455
   YPG Holdings MTN
      5.250%, 02/15/16                                                665             600
                                                                            -------------
                                                                                   15,824
                                                                            -------------
CAYMAN ISLANDS -- 1.2%
   BES Finance MTN
      5.580%, 07/02/09 (A)                                            869          1,148

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Dar Al-Arkan International
      4.959%, 07/16/08 (A)                                            825   $        768
   Mizuho Capital Investment
      5.020%, 06/30/09 (A)                                          1,850          2,518
   MUFG Capital Finance 2
      4.850%, 07/25/08 (A)                                          1,481          1,773
   Pacific Life Funding MTN
      5.500%, 05/14/09                                                691          1,080
   Resona Preferred Global Securities
      7.191%, 07/30/08 (A)(C)                                         443            409
   Vale Overseas
      6.875%, 11/21/36                                                301            280
   Yorkshire Power Finance
      7.250%, 08/04/28                                     GBP        408            835
                                                                            ------------
                                                                                   8,811
                                                                            ------------
CHILE -- 0.1%
   Nacional del Cobre de Chile - CODELCO
      6.150%, 10/24/36 (C)                                            640            609
                                                                            ------------
CZECH REPUBLIC -- 0.2%
   Czech Republic Bond
      6.550%, 10/05/11                                             25,000          1,734
                                                                            ------------
DENMARK -- 1.2%
   Danica Pension
      4.350%, 10/29/49                                              1,980          2,854
   Danske Bank, Ser E MTN
      5.875%, 03/26/09 (A)                                            540            818
   Kingdom of Denmark
      4.000%, 11/15/17                                     DKK     10,025          1,972
   Nykredit
      5.000%, 10/01/08 (A)                                 DKK     19,053          3,607
                                                                            ------------
                                                                                   9,251
                                                                            ------------
FRANCE -- 6.2%
   AXA, Ser E MTN
      5.777%, 07/06/09 (A)                                          1,100          1,511
   Caisse Nationale des Autoroutes
      4.500%, 03/28/18                                                813          1,229
   Caisse Nationale des Caisses d'Epargne et
     de Prevoyance MTN
      6.117%, 10/30/08 (A)                                            250            333
      4.750%, 02/01/09 (A)                                            200            247
   Caisse Refinancement de l'Habitat
      4.250%, 10/25/14                                                332            496
   CIE Financement Foncier
      4.625%, 07/15/08                                              1,400          2,119
   CMA CGM Registered
      5.500%, 05/16/12                                                170            224
   Compagnie De St Gobain, Ser E MTN
      4.994%, 07/11/08 (A)                                            350            524
   Credit Logement MTN
      5.558%, 09/15/08 (A)                                            300            426
      4.604%, 03/16/09 (A)                                            200            280

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Government of France
      5.750%, 10/25/32                                              8,830   $      15,293
      4.750%, 04/25/35                                              6,640          10,059
      4.000%, 10/25/38                                                840           1,119
      3.750%, 04/25/21                                              1,433           2,008
      3.750%, 04/25/17                                              2,205           3,219
   Government of France, Ser E
      3.500%, 04/25/15                                              2,300           3,361
   Lafarge
      6.150%, 07/15/11                                                800             805
   Natixis, Ser E
      5.087%, 07/28/08 (A)                                            300             427
   Renault, Ser E MTN
      4.625%, 05/28/10                                              1,000           1,537
   Societe Generale MTN
      6.999%, 12/19/08 (A)                                            300             422
      5.041%, 09/08/08 (A)                                            200             296
   Veolia Environnement
      5.250%, 06/03/13                                                585             584
                                                                            -------------
                                                                                   46,519
                                                                            -------------
GERMANY -- 3.6%
   Bayer MTN
      5.000%, 07/29/08 (A)                                            718             960
   Bayer, Ser E MTN
      5.625%, 05/23/18                                                150             270
      4.842%, 07/10/08 (A)                                            250             390
   Bayerische Landesbank, Ser E MTN
      4.500%, 02/07/09 (A)                                          1,000           1,323
   Bundesobligation
      4.000%, 04/13/12                                              1,250           1,922
   Bundesrepublik Deutschland
      5.250%, 01/04/11                                                195             313
      4.250%, 07/04/18                                                525             803
      4.250%, 07/04/39                                              4,875           6,922
      4.250%, 01/04/14                                                400             618
      3.750%, 01/04/17                                                250             370
   Commerzbank, Ser E MTN
      4.125%, 09/13/08 (A)                                            400             580
   Deutsche Boerse
      7.500%, 06/13/09 (A)                                            250             390
   Deutsche Bundesrepublik
      4.250%, 07/04/17                                                300             460
   Deutsche Bundesrepublik
      4.750%, 07/04/34                                              5,425           8,311
   Deutsche Bundesrepublik, Ser 05
      3.250%, 07/04/15                                                275             397
   Gazprom OAO
      9.625%, 03/01/13                                                470             519
   Henkel KGaA
      5.375%, 11/25/08 (A)                                            221             298
   KFW
      4.700%, 06/02/37                                              2,080           2,010
                                                                            -------------
                                                                                   26,856
                                                                            -------------
GREECE -- 0.7%
   Hellenic Republic Government Bond
      4.600%, 07/20/18                                              1,275           1,901
      4.500%, 09/20/37                                              2,700           3,616
                                                                            -------------
                                                                                    5,517
                                                                            -------------

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
HONG KONG -- 0.2%
   Hong Kong Government Bond
      1.770%, 05/17/10                                             14,700   $       1,863
                                                                            -------------
IRELAND -- 1.0%
   Anglo Irish Bank MTN
      5.408%, 09/25/08 (A)                                            450             652
      5.211%, 09/19/08 (A)                                            200             262
   Ardagh Glass Group PIK
      10.750%, 03/01/15                                               178             246
   GE Capital European Funding, Ser E MTN
      4.375%, 03/30/11                                                400             611
   GE Capital UK Funding, Ser E MTN
      5.125%, 03/03/15                                              1,875           3,397
   Hypo Real Estate International Trust I
      5.864%, 06/14/09 (A)                                          1,000             936
   TransCapit (Transneft) Registered
      5.381%, 06/27/12                                                600             882
   UT2 Funding
      5.321%, 06/30/16                                                540             640
                                                                            -------------
                                                                                    7,626
                                                                            -------------
ITALY -- 2.6%
   Banca Italease, Ser E MTN
      5.057%, 08/04/08 (A)                                            700           1,021
   Banca Popolare di Milano Scarl
      9.000%, 06/25/09 (A)                                            200             305
   Banco Popolare Scarl, Ser E MTN
      5.207%, 08/08/08 (A)                                          1,350           1,951
   Buoni Poliennali Del Tesoro
      5.750%, 02/01/33                                              4,170           6,873
   IFIL - Investments
      5.375%, 06/12/17                                                200             270
   Intesa Sanpaolo MTN
      6.375%, 11/12/08 (A)                                            300             569
   Italy Buoni Poliennali Del Tesoro
      2.350%, 09/15/19                                              2,150           3,306
   SanPaolo IMI, Ser E MTN
      6.375%, 04/06/10                                              2,150           3,393
   Unicredito Italiano, Ser E
      4.500%, 09/22/19                                              1,300           1,866
                                                                            -------------
                                                                                   19,554
                                                                            -------------
JAPAN -- 12.0%
   Aiful
      6.000%, 12/12/11 (C)                                            534             441
   Development Bank of Japan
      2.300%, 03/19/26                                            110,000           1,065
   East Japan Railway, Ser E MTN
      4.750%, 12/08/31                                     GBP      1,000           1,685
   Fukoku Mutual Life Insurance
      4.500%, 09/28/08 (A)                                 EUR        500             664
   Government of Japan 10 Year Bond, Ser 256
      1.400%, 12/20/13                                            221,000           2,106
   Government of Japan 15 Year Bond
      0.920%, 11/20/08 (A)                                        100,000             877
   Government of Japan 15 Year Bond, Ser 35
      0.500%, 07/20/08 (A)                                        240,500           2,062

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Government of Japan 15 Year Bond, Ser 39
      1.220%, 03/20/21                                            349,000   $       3,195
   Government of Japan 15 Year Bond, Ser 40
      1.270%, 11/20/08 (A)                                        406,600           3,866
   Government of Japan 20 Year Bond
      2.100%, 12/20/27                                             15,800             147
      2.100%, 12/20/27                                            211,000           1,962
      1.500%, 03/20/19                                            435,000           4,031
   Government of Japan 20 Year Bond, Ser 48
      2.500%, 12/21/20                                          1,203,000          12,155
   Government of Japan 20 Year Bond, Ser 82
      2.100%, 09/20/25                                            719,000           6,774
   Government of Japan 30 Year Bond, Ser 20
      2.500%, 09/20/35                                             64,000             616
   Government of Japan 30 Year Bond, Ser 22
      2.500%, 03/20/36                                            287,000           2,754
   Government of Japan 5 Year Bond
      0.800%, 03/20/13                                            574,700           5,338
   Government of Japan CPI Linked Bond
      1.400%, 03/10/18                                             92,927             896
      1.300%, 09/10/17                                            111,600           1,067
      1.200%, 12/10/17                                            441,694           4,182
   Government of Japan CPI Linked Bond, Ser 10
      1.100%, 12/10/16                                          1,930,000          18,270
   Government of Japan CPI Linked Bond, Ser 5
      0.800%, 09/10/15                                            498,988           4,671
   Japan Finance for Municipal Enterprises
      2.000%, 05/09/16                                            540,000           5,291
      1.350%, 11/26/13                                            275,000           2,610
   Resona Bank MTN
      4.125%, 09/27/08 (A)                                 EUR      1,000           1,301
   Sumitomo Mitsui Banking
      5.625%, 10/15/08 (A)(C)                                         228             205
      4.375%, 10/27/08 (A)                                 EUR        830           1,262
      4.375%, 10/15/08 (A)                                 EUR        460             562
                                                                            -------------
                                                                                   90,055
                                                                            -------------
JERSEY -- 0.2%
   EFG Hellas Funding
      4.565%, 11/02/08 (A)                                            250             291
   HBOS Capital Funding
      4.939%, 05/23/09 (A)                                          1,000           1,135
                                                                            -------------
                                                                                    1,426
                                                                            -------------
LUXEMBOURG -- 1.0%
   ArcelorMittal
      5.375%, 06/01/13 (C)                                            800             793
   Basell AF SCA Registered
      8.375%, 08/15/15                                                173             177
   Dexia Funding
      4.892%, 11/02/08 (A)                                            811             942
   Gaz Capital
      6.212%, 11/22/16 (C)                                            230             215

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Gaz Capital (Gazprom), Ser E MTN
      6.580%, 10/31/13                                                150   $         274
   Glencore Finance Europe MTN
      7.125%, 04/23/15                                                300             454
      6.500%, 02/27/19                                                400             695
   OAO Gazprom
      7.288%, 08/16/37                                                500             460
   Telecom Italia Finance, Ser E MTN
      7.500%, 04/20/11                                              2,050           3,329
   Tyco International Group
      6.000%, 11/15/13                                                331             319
                                                                            -------------
                                                                                    7,658
                                                                            -------------
MEXICO -- 0.1%
   Mexican Bonos, Ser MI10
      9.000%, 12/20/12                                             10,000             975
                                                                            -------------
NETHERLANDS -- 3.8%
   Adecco International Financial Services
      4.500%, 04/25/13                                              1,200           1,720
   Allianz Finance II
      6.125%, 05/31/09 (A)                                          1,000           1,552
   ASML Holding
      5.750%, 06/13/17                                                400             520
   Asset Repackaging Trust PIK MTN
      12.274%, 07/18/08 (A)                                           267             407
   Bank Nederlandse Gemeenten, Ser E MTN
      4.000%, 03/02/09                                              3,000           4,692
   BMW Finance, Ser E MTN
      5.000%, 08/06/18                                                383             568
   Boats Investments MTN
      11.000%, 03/31/17                                               250             347
   Eureko
      5.125%, 06/24/09 (A)                                            450             586
   Generali Finance
      5.479%, 02/08/09 (A)                                            450             615
   Government of Netherlands
      7.500%, 01/15/23                                              4,143           8,227
   Iberdrola International, Ser E MTN
      4.875%, 02/18/13                                                800           1,215
   ING Bank, Ser E MTN
      5.500%, 01/04/12                                                556             864
      4.176%, 06/08/09 (A)                                            382             474
   ING Verzekeringen
      6.250%, 06/21/09 (A)                                          1,000           1,538
   Linde Finance
      8.125%, 07/14/08 (A)                                            375             757
   Netherlands Government Bond
      4.500%, 07/15/17                                              1,500           2,312
   Rabobank Nederland, Ser E MTN
      4.125%, 04/04/12                                              1,250           1,891
   Siemens Financieringsmat
      6.125%, 09/14/08 (A)                                            275             488
                                                                            -------------
                                                                                   28,773
                                                                            -------------
NORWAY -- 1.6%
   DDI Holding
      10.000%, 03/15/12                                             2,000             385
   Eksportfinans MTN
      4.375%, 09/20/10                                              1,815           2,798

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   ------------
   Government of Norway
      6.000%, 05/16/11                                             22,700   $       4,499
   MPU Offshore Lift
      11.100%, 12/22/11 (A)                                         1,500             147
   Norway Treasury Bill
      5.434%, 09/17/08 (B)                                         12,000           2,328
   Petrojack
      12.760%, 08/29/08 (A)                                         2,000             399
      11.000%, 04/19/10                                             1,500             297
   Petrolia Drilling
      12.000%, 06/20/12                                             1,000             195
      10.750%, 02/14/11                                             1,500             322
   Sevan Drilling
      11.650%, 12/08/08 (A)                                         2,000             389
                                                                            -------------
                                                                                   11,759
                                                                            -------------
POLAND -- 0.3%
   Republic of Poland MTN
      5.625%, 06/20/18                                              1,275           2,006
      4.750%, 04/25/12                                                605             265
                                                                            -------------
                                                                                    2,271
                                                                            -------------
RUSSIA -- 0.5%
   RS Finance
      6.825%, 09/16/09                                                300             456
   RSHB Capital
      7.750%, 05/29/18 (C)                                          1,712           1,678
   Russian Federation Registered
      7.500%, 03/31/30 (D)                                          1,162           1,304
                                                                            -------------
                                                                                    3,438
                                                                            -------------
SINGAPORE -- 0.5%
   Singapore Government Bond
      4.625%, 07/01/10                                              1,798           1,409
      4.000%, 09/01/18                                              2,800           2,134
                                                                            -------------
                                                                                    3,543
                                                                            -------------
SOUTH AFRICA -- 0.6%
   Foodcorp Registered
      8.875%, 06/15/12                                                330             343
   Republic of South Africa
      13.000%, 08/31/10                                            25,000           3,263
   South Africa Government Bond
      8.000%, 12/21/18                                              4,275             454
      6.750%, 03/31/21                                              3,900             364
                                                                            -------------
                                                                                    4,424
                                                                            -------------
SPAIN -- 0.1%
   Mapfre
      5.921%, 07/24/08 (A)                                            350             466
   Santander Issuances S.A
      Unipersonal MTN
      5.204%, 07/25/08 (A)                                            250             377
                                                                            -------------
                                                                                      843
                                                                            -------------
SUPRA-NATIONAL -- 2.6%
   European Investment Bank
      6.000%, 08/14/13                                     AUD        700             631
      1.400%, 06/20/17                                     JPY  1,971,600          18,253
   International Finance
      11.000%, 07/01/09                                    ZAR      8,080           1,016
                                                                            -------------
                                                                                   19,900
                                                                            -------------

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
SWEDEN -- 1.4%
   Kingdom of Sweden, Ser 1043
      5.000%, 01/28/09                                             42,450   $       7,077
   Kingdom of Sweden, Ser 1046
      5.500%, 10/08/12                                              9,550           1,635
   Svenska Handelsbanken MTN
      4.984%, 07/21/08 (A)                                            500             749
   Svenska Handelsbanken, Ser E MTN
      4.194%, 12/16/08 (A)                                            467             603
   Swedbank, Ser E MTN
      5.750%, 09/17/08 (A)                                 GBP        420             704
                                                                            -------------
                                                                                   10,768
                                                                            -------------
SWITZERLAND -- 0.4%
   UBS MTN
      6.625%, 04/11/18                                                250             485
      5.875%, 12/20/17                                                800             778
      5.375%, 04/11/11                                                400             619
      5.010%, 08/18/08 (A)                                            500             737
                                                                            -------------
                                                                                    2,619
                                                                            -------------
UNITED ARAB EMIRATES -- 0.8%
   Emirate of Abu Dhabi
      5.500%, 08/02/12 (C)                                          3,000           3,088
   Nakheel Development
      3.173%, 12/14/09                                              1,285           1,336
   National Bank of Abu Dhabi MTN
      5.875%, 02/27/12                                                950           1,797
                                                                            -------------
                                                                                    6,221
                                                                            -------------
UNITED KINGDOM -- 7.3%
   Abbey National Treasury Services
      5.375%, 12/30/09                                                389             760
   Abbey National Treasury Services, Ser E MTN
      4.250%, 04/12/21                                     EUR      1,850           2,509
   AIB UK 1
      4.781%, 12/17/08 (A)                                 EUR        194             213
   Alliance & Leicester MTN
      4.750%, 03/01/11                                                322             588
   Alliance & Leicester, Ser E MTN
      4.250%, 12/30/08                                                540           1,048
   Anglian Water Services Financing, Ser A5 MTN
      6.293%, 07/30/30                                                500             942
   Anglian Water Services Financing, Ser E MTN
      5.250%, 10/30/15                                                280             510
      4.625%, 10/07/13                                              1,450           2,126
   Bank of Ireland Holdings, Ser 1 MTN
      7.400%, 03/07/09 (A)                                            550             820
   Bank of Scotland, Ser E MTN
      4.750%, 06/08/22                                              1,775           2,518
   Barclays Bank MTN
      6.750%, 01/16/09 (A)                                            350             683
      6.000%, 01/23/18                                                671           1,014
      4.875%, 12/15/08 (A)                                            281             337
   Barclays Bank, Ser E MTN
      5.750%, 09/14/26                                                274             482
   British Telecommunications
      5.750%, 12/07/28                                                111             180

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Brixton
      5.250%, 10/21/15 (E)                                            280   $         469
   Cattles
      7.125%, 07/05/17                                                100             148
   Chester Asset Receivables
      6.125%, 10/15/10                                     EUR      2,160           3,335
   Friends Provident
      7.747%, 11/21/08 (A)(D)                                         413             569
   Getin Finance, Ser E MTN
      6.857%, 08/08/08 (A)                                            200             306
   Hammerson
      5.250%, 12/15/16 (E)                                            280             448
   HBOS MTN
      6.050%, 11/23/08 (A)                                 EUR        405             567
   HBOS, Ser E MTN
      5.125%, 10/14/08 (A)                                 EUR        386             457
      4.875%, 03/12/09 (A)                                 EUR      1,000           1,241
   Ineos Group Holdings
      7.875%, 02/15/16                                                111             114
   Lehman Brothers UK Capital Funding II
      3.875%, 02/22/09 (A)                                            700             882
   Lloyds TSB Bank MTN
      6.350%, 02/25/09 (A)                                 EUR        391             584
   Lloyds TSB Bank, Ser E MTN
      6.625%, 03/30/15                                                214             420
   Marks & Spencer, Ser E MTN
      5.625%, 03/24/14                                                268             477
   MBNA Europe Funding, Ser E MTN
      4.500%, 01/23/09                                     EUR        558             874
   National Westminster Bank
      6.500%, 09/07/21                                                220             418
   Nationwide Building Society MTN
      3.375%, 08/17/08 (A)                                            280             396
      3.125%, 01/26/10                                                352             515
   Northern Rock MTN
      6.024%, 01/13/09 (A)(D)                                          50              82
      5.625%, 06/22/17 (C)                                          2,550           2,548
   Northumbrian Water Finance
      6.000%, 10/11/17                                                500             946
   Novae Group
      8.375%, 04/27/09 (A)                                            100             175
   Old Mutual, Ser E MTN
      4.500%, 01/18/09 (A)                                            450             624
   RBS Capital Trust A
      6.467%, 06/30/09 (A)                                            400             578
   Rexam MTN
      4.375%, 03/15/13                                                400             553
   Royal Bank of Scotland MTN
      5.555%, 10/03/08 (A)                                            150             199
   Southern Gas Networks MTN
      5.024%, 07/21/08 (A)                                            200             311
   Standard Chartered Bank, Ser E MTN
      3.625%, 02/03/09 (A)                                            400             561
   United Kingdom Gilt
      8.000%, 06/07/21                                                400           1,001
      5.250%, 06/07/12                                              1,775           3,536
      5.000%, 03/07/12                                              2,910           5,755
      4.500%, 12/07/42                                                965           1,870
   United Kingdom Treasury
      5.000%, 03/07/18                                                300             590
      4.250%, 12/07/46                                              1,100           2,065

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Vodafone Group, Ser E MTN
      5.900%, 11/26/32                                                276   $         489
      4.250%, 05/27/09                                     EUR      1,218           1,900
   W&DB Issuer, Ser B1
      5.641%, 07/15/08 (A)                                             60              94
   Westpac New Zealand
      7.750%, 03/08/10                                              5,000           3,789
   Zurich Finance, Ser E MTN
      6.700%, 10/02/08 (A)(D)                                         260             456
                                                                            -------------
                                                                                   55,072
                                                                            -------------
UNITED STATES -- 7.6%
   American International Group
      4.875%, 03/15/09 (A)                                            800             940
   AT&T
      5.600%, 05/15/18                                                915             893
   BA Covered Bond Issuer, Ser E MTN
      4.125%, 04/05/12                                     EUR      3,100           4,583
   Banca Popolare di Bergamo Capital Trust
      8.364%, 02/15/09 (A)                                 EUR        475             748
   Banca Popolare Lodi Trust
      6.742%, 06/30/09 (A)                                 EUR        955           1,331
   Bank of America
      5.750%, 12/01/17                                              1,425           1,338
      5.650%, 05/01/18                                                350             327
   Bear Stearns
      7.625%, 12/07/09                                                493             510
      6.950%, 08/10/12                                                363             377
      5.208%, 09/26/08 (A)                                            290             426
      3.250%, 03/25/09                                                721             711
   BNP Paribas Capital Trust III
      6.625%, 10/23/08 (A)                                          1,000           1,538
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                                235             222
   CBS
      7.700%, 07/30/10                                                440             460
   Chesapeake Energy
      6.250%, 01/15/17                                                400             570
   CIT Group MTN
      7.625%, 11/30/12                                                290             241
      5.125%, 09/30/14                                                 75              54
   CIT Group, Ser E MTN
      5.500%, 12/15/08                                     GBP        416             764
   Citicorp MTN
      6.375%, 11/15/08                                                111             112
   Citigroup
      6.800%, 06/25/38                                                160             319
      5.500%, 04/11/13                                                875             854
      5.000%, 09/15/14                                                  5               5
      4.750%, 02/10/09 (A)                                 EUR      1,000           1,371
   Comcast
      6.950%, 08/15/37                                              1,060           1,043
   Commerzbank Capital Funding Trust I
      5.012%, 04/12/09 (A)                                 EUR        350             432
   Countrywide Financial MTN
      5.800%, 06/07/12                                                507             480
   Countrywide Home Loan, Ser L MTN
      4.000%, 03/22/11                                                  9               8
   Credit Suisse USA
      3.875%, 01/15/09                                                646             645

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   DaimlerChrysler Holding, Ser E MTN
      4.375%, 03/16/10                                     EUR        250   $         385
   Deutsche Bank Capital Trust IV MTN
      5.330%, 09/19/08 (A)                                            400             559
   DIRECTV Holdings
      6.375%, 06/15/15                                                232             217
   Dubai Islamic Bank
      2.929%, 03/22/12                                              1,050             993
   Dynegy Holdings
      8.375%, 05/01/16                                                230             223
   Electronic Data Systems, Ser B
      6.000%, 08/01/08 (D)                                            474             487
   Fisher Scientific International
      6.125%, 07/01/15                                                 71              70
   General Electric Capital
      5.625%, 05/01/18                                              1,170           1,134
   Genworth Financial
      1.600%, 06/20/11                                     JPY     89,000             800
   Goldman Sachs Group MTN
      7.350%, 10/01/09                                                283             291
      5.155%, 08/04/08 (A)                                 EUR        450             670
      5.125%, 10/16/14                                                700           1,003
      4.750%, 01/28/14                                                571             838
      3.875%, 01/15/09                                                328             328
   Hertz
      8.875%, 01/01/14                                                221             202
   HSBC Finance, Ser E MTN
      6.125%, 01/22/10                                     GBP        334             653
   HVB Funding Trust VIII
      7.055%, 03/28/09 (A)                                          1,600           2,446
   JP Morgan Chase Capital XXV
      6.800%, 10/01/37                                                340             306
   JPMorgan Chase MTN
      4.625%, 01/31/11                                                200             306
      2.851%, 12/22/08 (A)                                          4,000           3,991
   JPMorgan Chase Bank
      4.625%, 05/29/09 (A)                                 EUR        650             939
   JPMorgan Chase, Ser E MTN
      4.375%, 11/12/08 (A)                                          1,000           1,369
   L-3 Communications
      6.375%, 10/15/15                                                100              93
   Lehman Brothers Holdings MTN
      4.250%, 09/26/08 (A)                                 EUR        450             581
   Merrill Lynch MTN
      4.125%, 01/15/09                                                645             638
   MGM Mirage
      6.750%, 09/01/12                                                595             534
   Morgan Stanley MTN
      6.000%, 04/28/15                                                930             889
   Morgan Stanley, Ser E
      5.450%, 01/09/17                                                800             727
      3.750%, 03/01/13                                     EUR      1,000           1,375
   Oracle
      5.750%, 04/15/18                                              1,002           1,001
   Owens Corning
      6.500%, 12/01/16                                              1,330           1,211
   Pfizer
      1.800%, 02/22/16                                     JPY    110,000           1,015
   Prudential Financial MTN
      5.150%, 01/15/13                                                355             346

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   ------------
   Qwest
      7.625%, 06/15/15                                                560   $         539
   Qwest Communications International
      7.500%, 02/15/14                                                335             318
   Reynolds American
      7.625%, 06/01/16                                                377             393
      7.300%, 07/15/15                                                195             199
      7.250%, 06/01/12                                                572             590
   Schering-Plough
      5.375%, 10/01/14                                     EUR        350             507
   SLM MTN
      5.288%, 09/15/08 (A)                                 EUR        170             215
      5.158%, 09/15/08 (A)                                 EUR        300             405
      5.050%, 11/14/14                                              1,392           1,182
   Sprint Capital
      8.750%, 03/15/32                                                203             193
   Union Bank of California MTN
      5.950%, 05/11/16                                                392             372
   Verizon Communications
      5.250%, 04/15/13                                                315             313
   Wachovia MTN
      5.500%, 05/01/13                                                815             781
   Wal-Mart Stores
      4.875%, 01/19/39                                     GBP        238             405
      3.375%, 10/01/08                                                615             616
   Washington Mutual
      4.200%, 01/15/10                                                 50              43
   Western Union
      5.930%, 10/01/16                                              1,538           1,508
   Windstream
      8.625%, 08/01/16                                                220             221
   Wyndham Worldwide
      6.000%, 12/01/16                                                372             328
                                                                            -------------
                                                                                   57,050
                                                                            -------------
Total Global Bonds
   (Cost $457,904) ($ Thousands)                                                  472,300
                                                                            -------------
MORTGAGE-BACKED SECURITIES -- 12.7%
BELGIUM -- 0.4%
   B-Arena, Ser 2006-1, Cl A
      4.894%, 07/22/08 (A)                                          2,000           3,093
                                                                            -------------
IRELAND -- 0.2%
   Immeo Residential Finance, Ser 2, Cl A
      4.766%, 12/15/16                                                486             700
   Talisman Finance, Ser 7, Cl H
      7.044%, 04/22/17                                                488             567
                                                                            -------------
                                                                                    1,267
                                                                            -------------
JAPAN -- 0.0%
   JLOC, Ser 37X, Cl B1
      1.312%, 01/15/15                                             16,846             157
                                                                            -------------
NETHERLANDS -- 1.0%
   Beluga Master Issuer, Ser 2006-1, Cl A2
      4.967%, 07/28/08 (A)                                          2,200           3,378
   Skyline, Ser 2007-1, Cl D
      5.604%, 07/22/08 (A)                                            200             288

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Storm, Ser 2006-1, Cl A2
      4.904%, 07/22/08 (A)                                          2,500   $       3,857
                                                                            -------------
                                                                                    7,523
                                                                            -------------
UNITED KINGDOM -- 1.9%
   Arkle Master Issuer
      5.130%, 08/18/08                                                150             208
   Arkle Master Issuer, Ser 2006-1X, Cl 2C
      5.210%, 08/18/08 (A)                                            350             546
   Arran Residential Mortgages Funding
      4.884%, 07/14/08 (A)                                            500             758
   Canary Wharf Finance, Ser II, Cl C2
      6.434%, 10/22/37                                                200             325
   Eddystone Finance
      6.465%, 07/21/08 (A)                                            100             160
      6.265%, 07/21/08 (A)                                            100             170
   Gracechurch Mortgage Finance, Ser 2007-1X, Cl 3A2
      4.458%, 11/20/56                                              2,000           3,021
   Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
      5.129%, 08/20/08 (A)                                            250             352
   Gracechurch Mortgage Financing, Ser 2007-1X, Cl 2D2
      5.259%, 08/20/08 (A)                                            400             580
   Granite Master Issuer, Ser 2006-2, Cl A5
      4.884%, 07/21/08 (A)                                          1,000           1,527
   Holmes Master Issuer
      5.167%, 07/15/08 (A)                                            150             201
   Leek Finance
      6.335%, 09/25/08                                                100             177
   London and Regional Debt Securitisation
      6.139%, 07/15/08 (A)                                            150             275
   Permanent Financing, Cl 3A
      2.856%, 09/10/08 (A)                                          1,920           1,903
   Permanent Financing, Ser 7, Cl 3B
      5.087%, 09/10/08 (A)                                          2,500           3,789
                                                                            -------------
                                                                                   13,992
                                                                            -------------
UNITED STATES -- 9.2%
   American Home Mortgage Assets
      2.673%, 07/25/08 (A)                                            378             261
   Banc of America Commercial Mortgage, Cl A2
      5.309%, 10/10/45                                                505             498
   Banc of America Commercial Mortgage, Cl A4
      5.492%, 10/10/17                                              1,200           1,114
   BCAP Trust, Ser 2007-AA1, Cl 1A1
      2.583%, 07/25/08 (A)                                          1,985           1,447
   Bear Stearns Adjustable Rate Mortgage Trust, Cl 2A1
      5.650%, 08/25/08 (A)                                            871             773
   Bear Stearns Adjustable Rate Mortgage Trust, Ser
     2004-6, Cl 3A
      5.422%, 08/25/08 (A)                                            522             494
   Bear Stearns Commercial Mortgage Securities, Ser
     2006-PW14, Cl A4
      5.201%, 12/11/38                                              2,775          2,588

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Citigroup Commercial Mortgage Trust, Cl A4
      6.299%, 08/01/08 (A)                                            405   $         396
      5.700%, 08/01/08 (A)                                          1,140           1,083
   Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
      5.113%, 08/25/08 (A)                                          2,505           2,413
   Citigroup, Ser CD4, Cl A2B
      5.205%, 12/11/49                                              1,250           1,216
   Commercial Mortgage Asset Trust, Cl A3
      6.640%, 09/17/10                                              1,144           1,156
   Countrywide Alternative Loan Trust, Ser 2006-43CB,
     Cl 1A7
      6.000%, 01/31/37                                              3,451           3,175
   Countrywide Alternative Loan Trust, Ser 2006-OC8,
     Cl 2A1A
      2.573%, 07/25/08 (A)                                          1,611           1,515
   Countrywide Home Loans, Ser 2003-56, Cl 5A1
      4.778%, 08/25/08 (A)                                            567             524
   Credit Suisse First Boston Mortgage Securities,
     Ser 2002-CKS4, Cl A2
      5.183%, 11/15/36                                              1,930           1,907
   Credit Suisse First Boston Mortgage Securities,
     Ser 2003-CKS4, Cl A1
      4.485%, 11/15/36                                              1,565           1,542
   Credit Suisse Mortgage Capital Certificates, Cl A3
      6.021%, 08/15/08 (A)                                          1,250           1,226
      5.311%, 12/15/39                                              1,215           1,141
   Deutsche ALT-A Securities Alternate Loan Trust
      2.683%, 07/25/08 (A)                                            516             371
   Deutsche ALT-A Securities, Ser 2007-BAR1, Cl A1
      2.563%, 07/25/08 (A)                                          1,368           1,309
   FNMA 15 Year TBA
      5.500%, 07/01/22                                              2,300           2,315
   FNMA 30 Year TBA
      5.500%, 07/01/37                                              9,200           9,068
   GNMA 15 Year TBA
      5.500%, 07/01/33 to 08/01/33                                  1,100           1,093
   GSR Mortgage Loan Trust, Cl 2A1
      2.673%, 07/25/08 (A)                                            522             376
   GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
      5.136%, 08/25/08 (A)                                            631             593
   GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 2A1
      5.511%, 08/25/08 (A)                                          2,892           2,754
   JP Morgan Chase Commercial Mortgage Securities, Cl A4
      5.440%, 06/12/47                                              1,380           1,284
      5.345%, 08/15/08 (A)                                          1,220           1,175
   JP Morgan Chase Commercial Mortgage, Ser 2006-CB17,
     Cl A4
      5.429%, 12/12/43                                                840             796
   JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
      5.310%, 08/25/08 (A)                                            651             622

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Keybank, Ser 2000-C1, Cl A2
      7.727%, 08/15/08 (A)                                          2,439   $       2,521
   LB Commercial Conduit Mortgage Trust, Cl A4
      6.136%, 07/15/08 (A)                                            185             179
   LB-UBS Commercial Mortgage Trust
      6.317%, 07/15/08 (A)                                            930             907
      5.156%, 02/15/31                                              1,530           1,440
   LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
      5.858%, 07/15/08 (A)                                            675             644
   LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A1A
      4.475%, 10/15/29                                              2,812           2,711
   Merrill Lynch, Cl A4
      5.414%, 08/12/08 (A)                                          1,165           1,105
   MLCC Mortgage Investors, Cl 2A1
      6.073%, 08/25/08 (A)                                          1,676           1,621
   Morgan Stanley Capital I, Cl A4
      5.809%, 12/12/49                                              1,300           1,234
   Morgan Stanley Capital I, Cl A3
      5.569%, 12/15/44                                              1,925           1,790
   Morgan Stanley Capital I, Ser 2006- IQ12, Cl A4
      5.332%, 12/15/43                                              2,560           2,408
   Salomon Brothers Mortgage Securities, Ser 2000-C1,
     Cl A2
      7.520%, 08/18/08 (A)                                          2,354           2,418
   Wachovia Bank Commercial Mortgage Trust, Cl A4
      5.928%, 08/15/08 (A)                                            395             385
      5.308%, 11/15/48                                                305             286
   Wachovia Bank Commercial Mortgage Trust
      5.765%, 08/15/08 (A)                                          1,150           1,113
   Washington Mutual Alternative Mortgage Pass-Through
     Certificates, Cl 4A1
      4.298%, 08/25/08 (A)                                            517             376
   Washington Mutual Mortgage Pass Through Certificates,
     Ser 2006-AR10, Cl 3A2
      6.090%, 08/25/08 (A)                                            445             404
   Washington Mutual Mortgage Pass Through Certificates,
     Ser 2006-AR18, Cl 3A2
      5.543%, 08/25/08 (A)                                          1,120           1,003
   Washington Mutual Mortgage Pass Through Certificates,
     Ser 2007-HY1, Cl 3A2
      5.881%, 08/25/08 (A)                                            423             382
                                                                            -------------
                                                                                   69,152
                                                                            -------------
Total Mortgage-Backed Securities
   (Cost $95,539) ($ Thousands)                                                    95,184
                                                                            -------------
ASSET-BACKED SECURITIES -- 6.4%
FRANCE -- 0.4%
   AUTO ABS
      5.079%, 07/25/08 (A)                                            500             688

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Auto Compartiment, Ser 2007-1, Cl A
      4.965%, 08/25/08 (A)                                          1,000   $       1,542
   FCC Sparc, Ser 2005-1, Cl B
      5.318%, 07/15/11                                                400             606
   FCC Sparc, Ser 2007-1, Cl D
      6.817%, 07/15/08 (A)                                            100             157
                                                                            -------------
                                                                                    2,993
                                                                            -------------
GERMANY -- 0.1%
   COMIT
      5.255%, 09/29/08 (A)                                             87             129
   Prime Bricks, Ser 2007-1, Cl C
      5.348%, 07/30/08 (A)                                            100             143
   Prime Bricks, Ser 2007-1, Cl B
      5.148%, 07/30/08 (A)                                            350             511
                                                                            -------------
                                                                                      783
                                                                            -------------
IRELAND -- 0.0%
   Mermaid Secured Finance, Ser 2007-1, Cl D
      5.148%, 07/30/08 (A)                                            100             146
   Mermaid Secured Finance, Ser 2007-1, Cl C
      5.348%, 07/30/08 (A)                                            100             143
                                                                            -------------
                                                                                      289
                                                                            -------------
JERSEY -- 0.0%
   Whinstone Capital Management, Ser 1X, Cl B1
      6.778%, 07/25/08 (A)                                            140             224
                                                                            -------------
LUXEMBOURG -- 0.4%
   Geldilux, Ser 2005-TS, Cl 1A
      4.882%, 07/10/08 (A)                                          2,000           3,148
                                                                            -------------
NETHERLANDS -- 1.0%
   Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
      5.138%, 09/25/08 (A)                                          1,000           1,502
   Lambda Finance, Ser 2005-1X, Cl A2
      5.096%, 08/15/08 (A)                                          1,500           2,300
   Shield, Ser 1, Cl A
      4.954%, 07/21/08 (A)                                          2,500           3,869
                                                                            -------------
                                                                                    7,671
                                                                            -------------
SPAIN -- 0.4%
   FTA Santander Auto, Ser 1, Cl A
      4.914%, 08/25/08 (A)                                          1,307           2,036
   Santander Consumer Finance, Ser 2007-1, Cl A
      4.800%, 09/20/22                                                500             744
                                                                            -------------
                                                                                    2,780
                                                                            -------------
UNITED KINGDOM -- 0.5%
   Metrix Funding, Ser 1X, Cl A2
      5.065%, 08/11/08 (A)                                          2,500           3,758
                                                                            -------------
UNITED STATES -- 3.5%
   Chase Issuance Trust, Cl A
      5.120%, 10/15/14                                              1,400           1,415
   Chase Manhattan Auto Owner Trust, Ser 2005-B, Cl A4
      4.880%, 06/15/12                                              3,230           3,254

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

                                                             Face Amount    Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Citibank Credit Card Issuance Trust, Ser A4, Cl A4
      5.375%, 04/11/11                                              1,900   $       2,881
   Countrywide Asset-Backed Certificates, Ser 2007-2,
     Cl 2A1
      2.532%, 03/14/37 (A)                                          2,177           2,138
   Ford Credit Auto Owner Trust, Ser 2006-C, Cl A3
      5.160%, 11/15/10                                              2,215           2,245
   Home Equity Asset Trust
      2.593%, 07/25/08 (A)                                            782             756
   MBNA Credit Card Master Note Trust, Cl A1
      4.900%, 07/15/11                                              1,030           1,040
   Peco Energy Transition Trust, Ser A, Cl A1
      6.520%, 12/31/10                                              2,600           2,724
   SLM Student Loan Trust
      4.597%, 07/25/08                                                900             927
      4.197%, 07/25/08                                                900             902
      3.997%, 07/25/08                                                800             801
   SLM Student Loan Trust, Ser 2004-2, Cl A5
      5.009%, 07/25/08 (A)                                          1,000           1,443
   Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
      2.603%, 07/25/08 (A)                                          1,563           1,539
   Structured Asset Investment Loan Trust, Ser
     2006-BNC3, Cl A2
      2.523%, 07/25/08 (A)                                          1,088           1,071
   USAA Auto Owner Trust, Ser 2006-4, Cl A3
      5.010%, 06/15/11                                              3,105           3,138
   Wells Fargo Home Equity Trust, Ser 2006-2, Cl A1
      2.553%, 07/25/08 (A)                                            330             328
                                                                            -------------
                                                                                   26,602
                                                                            -------------
Total Asset-Backed Securities
   (Cost $44,713) ($ Thousands)                                                    48,248
                                                                            -------------
CORPORATE OBLIGATIONS -- 2.6%
UNITED STATES -- 2.6%
   AT&T
      6.500%, 09/01/37                                                650             629
   AutoNation
      4.791%, 07/15/08 (A)(C)                                          44              37
   Baxter International
      5.375%, 06/01/18                                                745             736
   Capital One Bank
      4.250%, 12/01/08                                                521             520
   Centex
      7.500%, 01/15/12                                                366             338
   Comcast Cable Communications
      6.200%, 11/15/08                                                251             252
   Computer Sciences
      5.500%, 03/15/13 (C)                                            605             597
   Countrywide Financial
      6.250%, 05/15/16                                                132             117
   CSC Holdings
      8.125%, 07/15/09                                                 65              65

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Embarq
      7.082%, 06/01/16                                              1,783   $       1,693
   Fisher Scientific International
      6.750%, 08/15/14                                                107             110
   Freeport-McMoRan Copper & Gold
      8.250%, 04/01/15                                                225             237
   Historic TW
      9.125%, 01/15/13                                                720             791
   ILFC E-Capital Trust I
      5.900%, 12/21/08 (A)(C)                                         150             121
   International Paper
      7.950%, 06/15/18                                                260             259
   JPMorgan Chase
      6.000%, 01/15/18                                              1,370           1,335
   Kraft Foods
      6.125%, 08/23/18                                                735             712
   Lehman Brothers Holdings
      6.500%, 07/19/17                                                197             183
   Liberty Mutual Group
      7.800%, 03/15/37 (C)                                            315             251
   Limited Brands
      5.250%, 11/01/14                                                935             791
   Masco
      6.125%, 10/03/16                                                500             453
   McKesson
      5.250%, 03/01/13                                                615             605
   Merrill Lynch
      6.050%, 05/16/16                                                375             346
   MGM Mirage
      8.375%, 02/01/11                                                211             204
   Mirant Americas Generation
      8.500%, 10/01/21                                                399             372
   Motorola
      7.500%, 05/15/25                                                 85              79
      6.500%, 09/01/25                                                531             396
   NB Capital Trust IV
      8.250%, 04/15/27                                                614             616
   Nextel Communications
      6.875%, 10/31/13                                              1,012             855
   Nisource Finance
      6.800%, 01/15/19                                                710             696
   NRG Energy
      7.375%, 02/01/16                                                225             212
   PPG Industries
      6.650%, 03/15/18                                                562             573
   Reliant Energy
      7.875%, 06/15/17                                                225             220
   Reliant Energy
      7.625%, 06/15/14                                                175             171
   Sara Lee
      6.250%, 09/15/11                                                448             459
   Starwood Hotels & Resorts Worldwide
      7.375%, 11/15/15                                              1,194           1,180
   Union Carbide
      7.750%, 10/01/96                                                910             827
   United States Steel
      6.050%, 06/01/17                                                615             574
   Wachovia Capital Trust III
      5.800%, 09/15/08 (A)                                            385             262
   Western Financial Bank
      9.625%, 05/15/12                                                432             450

     SEI Institutional International Trust/ Quarterly Report/ June 30, 2008

                                                             Face Amount    Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Williams
      7.875%, 09/01/21                                                207   $         219
   Xerox
      7.625%, 06/15/13                                                210             218
                                                                            -------------
Total Corporate Obligations
   (Cost $20,913) ($ Thousands)                                                    19,761
                                                                            -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.6%
   FNMA
      2.154%, 07/28/08 (B)                                         12,100          12,080
                                                                            -------------
Total U.S. Government Agency Obligation
   (Cost $12,080) ($ Thousands)                                                    12,080
                                                                            -------------
LOAN PARTICIPATIONS -- 1.1%
UNITED STATES -- 1.1%
   Aramark Term Loan
      8.129%, 01/26/14                                     GBP        297             544
   Beverly Enterprises Term Loan
      5.613%, 07/24/11                                                340             321
   Boston Generating Term Loan
      7.726%, 12/22/13                                                744             595
   Cablevision Ser B Term Loan, Ser B
      4.225%, 03/14/13                                                490             465
   Education Management Term Loan
      4.562%, 05/26/13                                                723             667
   First Data Term Loan
      5.551%, 09/24/14                                                398             366
   Ford Motor Company Term Loan
      5.480%, 11/29/13                                                739             596
   Lear Term Loan
      4.948%, 04/25/12                                                818             750
   London Arena & Waterfront Term Loan
      5.289%, 01/31/12                                              1,173           1,120
   Momentive Performance Term Loan
      5.125%, 12/04/13                                                977             896
   Peach Holding Term Loan
      6.790%, 11/21/13                                                578             504
   Targus Group Term Loan
      7.320%, 11/22/12                                                451             363
   Texas Competitive Electric Holdings
      6.234%, 10/31/14                                                398             368
   TP Generation Holdings Term Loan
      7.051%, 12/15/14                                                500             481
   United Subcontractors Term Loan
      9.566%, 12/27/12                                                685             403
                                                                            -------------
Total Loan Participations
   (Cost $9,590) ($ Thousands)                                                      8,439
                                                                            -------------
TIME DEPOSITS -- 8.9%
UNITED STATES -- 8.9%
   Lloyds TSB
      2.350%, 07/10/08                                             17,190          17,190
   Royal Bank of Canada
      2.390%, 08/12/08                                             17,211          17,211

                                                             Face Amount     Market Value
Description                                                (Thousands)(1)   ($ Thousands)
-----------                                                --------------   -------------
   Royal Bank of Scotland
      2.450%, 07/31/08                                             15,131   $      15,131
   UBS AG, London
      2.500%, 08/05/08                                             17,218          17,218
                                                                            -------------
Total Time Deposits
   (Cost $66,750) ($ Thousands)                                                    66,750
                                                                            -------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Notes
      3.125%, 04/30/13                                                765             759
      3.500%, 05/31/13                                                350             353
      3.875%, 05/15/18                                              2,796           2,773
                                                                            -------------
Total U.S. Treasury Obligations
   (Cost $3,849) ($ Thousands)                                                      3,885
                                                                            -------------
Total Investments -- 96.7%
   (Cost $711,338)($ Thousands) ++                                          $     726,647
                                                                            =============

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                               TOTAL RETURN SWAPS

                                                                                                                   NET UNREALIZED
                         REFERENCE                                                 TERMINATION   NOTIONAL AMOUNT    DEPRECIATION
COUNTERPARTY         ENTITY/OBLIGATION            FUND PAYS        FUND RECEIVES       DATE        (THOUSANDS)      ($ THOUSANDS)
------------   ----------------------------   -----------------   --------------   -----------   ---------------   --------------
Lehman         Lehman Bros Global Aggregate   3-Month USD Libor   Positive Price
Brothers       Ex USD RBI Ser 1               Plus 11 bp          Return             03/01/09         85,740           $(1,719)
                                                                                                                       ========

                              CREDIT DEFAULT SWAPS

                                                                                                       NET UNREALIZED
                                                             (PAYS)/                                    APPRECIATION
                                                BUY/SELL    RECEIVES   TERMINATION   NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY    REFERENCE ENTITY/OBLIGATION    PROTECTION     RATE         DATE        (THOUSANDS)      ($THOUSANDS)
------------    ----------------------------   ----------   --------   -----------   ---------------   --------------
Merrill Lynch   Ciba Specialty Chemical
                Holdings, 6.500% 04/24/13         Buy        (2.31)%     09/20/13      EUR 1,200           $ 20
Merrill Lynch   Clariant Finance, 4.375%,
                04/05/13                          Buy        (2.43)      09/20/13      EUR 1,200             12
Merrill Lynch   Solvay S.A., 4.625% 06/27/18      Buy        (0.53)      09/20/13      EUR 1,200             11
Citibank        Kaupthing Bank Hf, Floating
                Rate, 12/01/09                    Sell        4.00       12/20/08      EUR  (400)           (19)
                                                                                                           ----
                                                                                                           $ 24
                                                                                                           ====

                               INTEREST RATE SWAPS

                                                                                                   NET UNREALIZED
                                                                                                    APPRECIATION
                                                                                 NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY              FUND PAYS         FUND RECEIVES     TERMINATION DATE     (THOUSANDS)      ($THOUSANDS)
------------          -----------------   -----------------   ----------------   ---------------   --------------
JPMorgan Chase Bank         4.27%         3-Month CAD LIBOR       03/22/12        CAD    15,000        $(184)
JPMorgan Chase Bank         4.20%          6-Month EURIBOR        03/30/12        EUR     3,000          456
Deutsche Bank         6-Month GBP LIBOR         5.50%             03/22/12        GBP     6,000         (279)
JPMorgan Chase Bank   6-Month JPY LIBOR         2.22%             03/26/27        JPY   750,000          (72)
JPMorgan Chase Bank   6-Month JPY LIBOR         1.29%             03/26/12        JPY 2,600,000          (57)
Deutsche Bank         3-Month NZD LIBOR         7.66%             03/26/12        NZD     3,000            8
Deutsche Bank           6-Month EURIBOR         4.38%             01/07/13        EUR     5,400         (286)
Deutsche Bank               3.91%          6-Month EURIBOR        03/13/10        EUR     6,500          247
Deutsche Bank           6-Month EURIBOR         4.17%             03/28/13        EUR     7,000         (458)
Deutsche Bank         6-Month GBP LIBOR         4.90%             03/11/10        GBP     4,900         (221)
Merrill Lynch         6-Month JPY LIBOR         2.01%             06/02/18        JPY   750,000          112
Merrill Lynch         6-Month JPY LIBOR         1.45%             06/19/11        JPY 1,000,000           42
                                                                                                       -----
                                                                                                       $(692)
                                                                                                       =====

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2008, is as follows:

                                                                UNREALIZED APPRECIATION
                    CURRENCY TO DELIVER   CURRENCY TO RECEIVE        (DEPRECIATION)
SETTLEMENT DATE         (THOUSANDS)           (THOUSANDS)            ($ THOUSANDS)
---------------     -------------------   -------------------   -----------------------
7/3/08-7/23/08         USD     30,707          JPY 3,232,136              $ (203)
7/3/08-8/7/08          JPY 14,634,369          USD   140,613               2,409
7/7/08                 USD      1,764          CZK    26,764                  --
7/7/08                 USD      1,004          MXP    10,354                  --
7/7/08-7/23/08         PLN      8,362          USD     3,860                 (67)
7/7/08-7/23/08         USD      3,636          PLN     7,811                  33
7/7/08-7/23/08         USD      1,929          SEK    11,607                  --
7/7/08-8/7/08          CZK     53,528          USD     3,425                (102)
7/7/08-8/7/08          MXP     20,258          USD     1,953                  (7)
7/7/08-8/12/08         NOK     31,322          USD     6,108                 (27)
7/7/08-8/12/08         USD      2,993          NOK    15,252                  (1)

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                                UNREALIZED APPRECIATION
                    CURRENCY TO DELIVER   CURRENCY TO RECEIVE        (DEPRECIATION)
SETTLEMENT DATE         (THOUSANDS)           (THOUSANDS)            ($ THOUSANDS)
---------------     -------------------   -------------------   -----------------------
7/7/08-8/13/08          CAD    31,561          USD    31,219            $   115
7/7/08-8/13/08          USD    16,160          CAD    16,519                121
7/7/08-9/8/08           SEK    24,029          USD     3,984                 (5)
7/7/08-11/13/08         AUD    18,104          USD    16,638               (650)
7/7/08-11/13/08         EUR   280,548          USD   438,905             (2,525)
7/7/08-12/10/08         GBP    47,923          USD    93,812             (1,216)
7/7/08-12/10/08         USD    10,690          AUD    11,438                183
7/7/08-12/10/08         USD   183,075          EUR   116,757                694
7/7/08-12/10/08         USD    47,586          GBP    24,263                433
7/8/08-9/10/08          NZD    12,749          USD     9,797                165
7/8/08-9/10/08          USD     5,337          NZD     6,911               (131)
7/10/08                 EUR     3,376          SEK    31,630                (60)
7/10/08                 SEK    14,670          EUR     1,574                 41
7/10/08                 USD     2,578          CHF     2,637                 12
7/10/08-7/23/08         CHF     5,650          USD     5,431               (117)
7/10/08-8/12/08         CHF    15,683          EUR     9,719               (107)
7/10/08-8/12/08         EUR     8,301          CHF    13,305                 (2)
7/10/08-9/10/08         AUD     9,727          JPY   886,000               (921)
7/10/08-9/10/08         GBP     9,882          JPY 2,010,000               (587)
7/10/08-9/10/08         JPY 1,265,000          AUD    13,473                912
7/10/08-11/12/08        EUR    16,433          JPY 2,576,655             (1,415)
7/10/08-12/10/08        CHF     9,900          NZD    12,331               (472)
7/10/08-12/10/08        JPY 3,411,000          EUR    21,610              1,587
7/10/08-12/10/08        JPY 3,128,000          GBP    15,285                647
7/10/08-12/10/08        NZD    12,520          CHF     9,900                329
7/17/08-8/12/08         CHF     3,900          GBP     1,861               (137)
7/17/08-8/12/08         GBP     1,877          CHF     3,917                122
7/23/08                 DKK    26,883          USD     5,659                (14)
7/23/08                 HUF   221,940          USD     1,446                (37)
7/23/08                 USD     1,354          ZAR    10,905                 31
7/23/08-7/25/08         USD     2,791          HUF   443,359                171
7/23/08-8/19/08         ZAR    52,301          USD     6,578                (58)
7/25/08                 EUR     1,650          HUF   410,138                143
7/25/08                 HUF   631,557          EUR     2,480               (316)
7/30/08                 AUD     1,415          NZD     1,739                (36)
7/30/08                 NZD     3,673          AUD     3,085                167
8/1/08                  SGD     3,682          USD     2,700                (15)
8/6/08                  EUR       905          NOK     7,256                 (4)
8/6/08                  NOK     6,630          EUR       840                 24
10/10/08-12/10/08       JPY   411,000          NOK    20,477                 67
10/10/08-12/10/08       NOK    10,326          JPY   206,000                (43)
11/12/08-12/10/08       SGD     2,600          GBP       984                  9
                                                                        -------
                                                                        $  (860)
                                                                        =======

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                           NUMBER OF                       UNREALIZED APPRECIATION
                           CONTRACTS                            (DEPRECIATION)
TYPE OF CONTRACT          LONG (SHORT)   EXPIRATION DATE        ($ THOUSANDS)
----------------          ------------   ---------------   -----------------------
Australian 10-Year Bond         58           Sep-2008               $  91
Canadian 10-Year Bond           22           Sep-2008                 (15)
Euro-Bobl                      168           Sep-2008                (435)
Euro-Bund                      171           Sep-2008                (301)
Euro-Schatz                    212           Sep-2008                (237)
FED Fund 30-Day                 (8)          Jul-2008                  --
Japanese 10-Year Bond            5           Sep-2008                  64
Long Gilt 10-Year Bond          43           Sep-2008                (144)
U.S. 10-Year Note             (405)          Sep-2008                (498)
U.S. 2-Year Note              (163)          Oct-2008                  15

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2008

                           NUMBER OF                       UNREALIZED APPRECIATION
                           CONTRACTS                            (DEPRECIATION)
TYPE OF CONTRACT          LONG (SHORT)   EXPIRATION DATE        ($ THOUSANDS)
----------------          ------------   ---------------   -----------------------
U.S. 5-Year Note              (198)          Sep-2008              $   (88)
U.S. Long Treasury Bond       (113)          Sep-2008                 (177)
                                                                   -------
                                                                   $(1,725)
                                                                   =======

     Percentages are based on Net Assets of $751,587 ($ Thousands).

(1)  In local currency unless otherwise indicated.

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(E)  Real Estate Investments Trust

++ At June 30, 2008, the tax basis cost of the Fund's investments was $711,338 ($ Thousands), and the unrealized appreciation and depreciation were $28,496 ($ Thousands) and ($13,187) ($ Thousands) respectively.

ABS -- Asset-Backed Security
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CPI -- Consumer Price Index
CZK -- Czech Koruna
DKK -- Danish Krone
EUR -- Euro
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
HUF -- Hungarian Forint
JPY -- Japanese Yen
LIBOR -- London inter-bank offer rate
MTN -- Medium Term Note
MXP -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PIK -- Payment-in-Kind
PLN -- Polish Zloty
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South Aftrican Rand

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2008

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
GLOBAL BONDS -- 85.3%
ANGOLA -- 0.2%
   Republic of Angola
         7.132%, 04/30/16                                  1,300   $       1,753
                                                                   -------------
ARGENTINA -- 6.1%
   Alto Parana Calara 6
         6.375%, 06/09/17 (A)                                440             435
   Cia Transporte Energia
         8.875%, 12/15/16 (A)                                470             323
   Earls Eight MTN
         9.000%, 10/03/09 (A)(B)                             420             289
   Province of Buenos Aires
         9.625%, 04/18/28 (A)                              1,605           1,083
   Province of Buenos Aires
      Registered
         9.625%, 04/18/28                                    695             456
         9.375%, 09/14/18                                    470             320
         3.000%, 11/15/09 (B)                              1,200             396
   Province of Medoza Registered
         5.500%, 09/04/18                                    416             283
   Provincia Del Neuquen
         8.656%, 10/18/14 (A)                                241             236
   Republic of Argentina
         12.000%, 09/19/16 (C)                  EUR        1,000             226
         11.750%, 05/20/11 (C)                  EUR        2,500             584
         9.750%, 09/19/27 (C)                              2,150             602
         9.250%, 07/20/04 (C)                              1,375             583
         9.143%, 12/15/08 (D)                              3,655             318
         9.000%, 05/26/09 (C)                              2,650           1,077
         9.000%, 05/24/05 (C)                              1,400             609
         8.500%, 07/01/04 (C)                                775             334
         8.280%, 12/31/33 (E)                             22,089          16,876
         8.125%, 04/21/08 (C)                   EUR        4,200           1,787
         8.000%, 02/25/02 (C)                   EUR          864             393
         8.000%, 02/26/08 (C)                              1,000             455
         7.625%, 03/31/05 (C)                              1,120             420
         7.625%, 08/11/07 (C)                   ITL    2,325,000             528
         7.000%, 10/03/15                                  4,700           3,283
         7.000%, 03/18/04 (C)                   EUR    1,475,000             342
         7.000%, 10/03/15                                    850             594
         7.000%, 09/12/13                                  1,265             983
         6.000%, 07/01/11 (C)                   EUR        1,125             487
         4.650%, 07/13/49 (C)                   ITL      990,000             221
         3.092%, 08/04/08 (D)                             19,155          10,305
         2.500%, 03/31/09 (B)                             35,550          12,087
         1.318%, 12/15/08 (D)                             10,205           1,010
   Republic of Argentina, Ser E MTN
         10.000%, 01/03/07 (C)                  EUR    3,000,000             726
         8.750%, 02/04/03 (C)                   EUR        1,375             520
         8.500%, 07/30/10 (C)                              2,000             812
         7.625%, 08/11/07 (C)                   ITL    2,255,000             511
   Transportadora Gas Norte
         9.000%, 12/31/09 (A)(B)                             260             179
         9.000%, 12/31/09 (B)                                130             101
         7.500%, 12/31/10 (A)(B)                              34              26
         7.500%, 12/31/10 (B)                                 95              74
         7.500%, 12/31/10 (B)                                114              89
                                                                   -------------
                                                                          60,963
                                                                   -------------

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
BELIZE -- 0.0%
   Government of Belize Registered
         4.250%, 02/20/29                                    400   $         288
                                                                   -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina
         0.000%, 12/11/17 (F)                   EUR        2,300           1,297
                                                                   -------------
BRAZIL -- 12.3%
   Banco Safra MTN
         10.875%, 04/03/17 (A)                  BRL        2,800           1,505
   Banco Votorantim Nassau MTN
         10.625%, 04/10/14 (A)                             2,750           1,556
   Braskem Finance
         7.250%, 06/05/18 (A)                                410             406
   Cesp-Comp Ener Sao Paulo MTN
         9.750%, 01/15/15 (A)                   BRL        1,375             958
   Federal Republic of Brazil
         12.500%, 01/05/22                      BRL        1,400             856
         12.500%, 01/05/16                                 2,625           1,642
         11.000%, 08/17/40                                30,912          40,881
         10.250%, 01/10/28                      BRL        1,400             744
         10.125%, 05/15/27                                 2,705           3,848
         8.875%, 04/15/24                                  4,200           5,345
         8.750%, 02/04/25                                  2,705           3,385
         8.500%, 09/24/12                                  4,105           6,985
         8.250%, 01/20/34                                  1,810           2,225
         7.125%, 01/20/37                                  9,895          10,919
         6.000%, 01/17/17                                    450             459
   Federal Republic of Brazil,
      Ser 2005-
         8.000%, 01/15/18                                  1,900           2,110
   GTL Trade Finance
         7.250%, 10/20/17 (A)                              3,530           3,546
   National Development
         6.369%, 06/16/18 (A)                              3,790           3,771
   Nota Do Tesouro Nacional
         10.000%, 01/01/17                      BRL       39,396          19,518
         10.000%, 01/01/14                      BRL       14,450           7,516
   Petrobras International Finance
         5.875%, 03/01/18                                  4,890           4,704
   Vale Overseas
         6.875%, 11/21/36                                    220             204
         6.250%, 01/23/17                                     85              82
                                                                   -------------
                                                                         123,165
                                                                   -------------
CHILE -- 0.2%
   Codelco
         5.500%, 10/15/13                                  1,875           1,898
                                                                   -------------
CHINA -- 0.0%
   Citic Resources Finance
         6.750%, 05/15/14 (A)                                300             280
                                                                   -------------
COLOMBIA -- 4.8%
   BanColombia
         6.875%, 05/25/17                                    425             420
   Bogota Distrio Capital
         9.750%, 07/26/28 (A)                   COP    2,881,000           1,115

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
   EEB International
         8.750%, 10/31/14 (A)                                340   $         360
   Republic of Colombia
         11.750%, 02/25/20                                12,330          17,879
         10.375%, 01/28/33                                 1,700           2,473
         9.850%, 06/28/27                       COP   19,643,700           8,037
         8.125%, 05/21/24                                  1,800           2,074
   Republic of Colombia, Ser 2004-
         8.250%, 12/22/14                                  4,560           5,187
   Republic of Columbia
         7.375%, 09/18/37                                  4,900           5,243
         7.375%, 01/27/17                                  3,810           4,130
         6.362%, 09/17/08 (D)                              1,125           1,193
                                                                   -------------
                                                                          48,111
                                                                   -------------
DOMINICAN REPUBLIC -- 0.3%
   Republic of Dominican Republic
         9.040%, 01/23/18                                    618             613
         8.625%, 04/20/27                                  1,025           1,051
         8.625%, 04/20/27                                    100             102
   Standard Bank
         15.000%, 03/12/12 (A)                               481             379
   Standard Bank, Ser E MTN
         0.000%, 07/20/09 (D)                                658             637
                                                                   -------------
                                                                           2,782
                                                                   -------------
ECUADOR -- 0.6%
   Republic of Ecuador Registered
         10.000%, 08/15/30                                 4,495           4,353
         9.375%, 12/15/15                                  1,635           1,684
                                                                   -------------
                                                                           6,037
                                                                   -------------
EL SALVADOR -- 1.8%
   Republic of El Salvador
         8.250%, 04/10/32                                  3,485           3,834
         7.750%, 01/24/23                                  3,790           4,074
         7.650%, 06/15/35                                  9,641           9,978
                                                                   -------------
                                                                          17,886
                                                                   -------------
GABON -- 0.4%
   Republic of Gabon
         8.200%, 12/12/17 (A)                              3,730           3,879
                                                                   -------------
GEORGIA -- 0.1%
   Republic of Georgia
         7.500%, 04/15/13                                  1,400           1,392
                                                                   -------------
GHANA -- 0.1%
   Republic of Ghana
         8.500%, 10/04/17 (A)                                820             843
                                                                   -------------
INDIA -- 0.4%
   ICICI Bank MTN
         6.625%, 10/03/12 (A)                                330             326
   Vedanta Resources
         9.500%, 07/18/18 (A)                              3,885           3,865
                                                                   -------------
                                                                           4,191
                                                                   -------------
INDONESIA -- 4.8%
   Excelcomindo Finance
         7.000%, 11/01/25                                    290             308

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
   Garuda Indonesia
         0.000%, 12/31/07 (C)(G)                           1,183   $         734
   Government of Indonesia
         12.500%, 03/15/13                             8,300,000             881
         0.000%, 02/20/10                             41,169,000           3,669
         0.000%, 02/20/10                             41,033,000           3,657
   Indosat Finance
         7.125%, 06/22/12                                  1,050           1,060
   Majapahit Holding
         7.875%, 06/29/37 (A)                                555             472
         7.750%, 10/17/16                                    280             263
         7.750%, 10/17/16 (A)                                260             248
         7.250%, 06/28/17 (A)                                770             689
   Republic of Indonesia
         8.500%, 10/12/35                                  6,590           6,909
         7.750%, 01/17/38                                  3,725           3,532
         7.750%, 01/17/38                                  9,885           9,431
         7.750%, 01/17/38 (A)                              2,930           2,778
         7.500%, 01/15/16                                  3,040           3,104
         7.500%, 01/15/16 (A)                              1,760           1,773
         7.250%, 04/20/15                                    495             503
         7.250%, 04/20/15 (A)                                155             158
         6.875%, 03/09/17                                    670             641
         6.875%, 01/17/18 (A)                              4,805           4,517
         6.750%, 03/10/14                                  1,100           1,102
         6.750%, 03/10/14 (A)                                700             702
         6.625%, 02/17/37                                    350             299
         6.625%, 02/17/37 (A)                                800             668
                                                                   -------------
                                                                          48,098
                                                                   -------------
IRAQ -- 1.2%
   Republic of Iraq
         5.800%, 01/15/28                                 17,175          12,366
                                                                   -------------
JAMAICA -- 0.1%
   Digicel Group
         8.875%, 01/15/15 (A)                                550             519
                                                                   -------------
KAZAKHSTAN -- 1.5%
   HSBK Europe
         9.250%, 10/16/13 (A)                              1,135           1,140
   Kazkommerts International MTN
         7.500%, 11/29/16 (A)                                450             353
   Kazkommerts International Registered
      MTN
         7.500%, 11/29/16                                    900             702
   KazMunaiGaz Finance Sub
         9.125%, 07/02/18 (A)                              8,175           8,124
         8.375%, 07/02/13 (A)                              4,400           4,386
                                                                   -------------
                                                                          14,705
                                                                   -------------
LEBANON -- 0.6%
   Lebanese Republic MTN
         8.250%, 04/12/21                                    950             912
   Lebanese Republic Registered MTN
         4.000%, 12/31/17                                  6,250           5,147
                                                                   -------------
                                                                           6,059
                                                                   -------------
LUXEMBOURG -- 0.1%
   Alfa Diversified Payment Rights
      Finance MTN
         4.676%, 09/15/08 (A)(D)                             420             399

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2008

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
   Gaz Capital MTN
         6.510%, 03/07/22                                    215   $         191
                                                                   -------------
                                                                             590
                                                                   -------------
MALAYSIA -- 1.5%
   Government of Malaysia
         3.833%, 09/28/11                                 25,460           7,705
         3.461%, 07/31/13                                  5,175           1,521
   Petronas Capital Registered
         7.875%, 05/22/22                                  4,340           5,274
         7.875%, 05/22/22                                    550             668
                                                                   -------------
                                                                          15,168
                                                                   -------------
MEXICO -- 5.2%
   Grupo Televisa
         6.000%, 05/15/18 (A)                                600             584
   Mexican Bonos
         7.250%, 12/15/16                       MXP       82,860           7,116
   Pemex Project Funding Master Trust
         6.625%, 06/15/35                                    450             444
         5.750%, 03/01/18 (A)                              1,000             988
         5.750%, 03/01/18                                  1,305           1,289
   United Mexican States
         8.300%, 08/15/31                                  4,370           5,528
         8.125%, 12/30/19                                  1,250           1,512
         7.500%, 04/08/33                                  5,215           6,010
         6.050%, 01/11/40                                    940             904
         5.625%, 01/15/17 (E)                             14,876          15,032
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                 11,848          12,571
   United Mexican States, Ser E MTN
         11.000%, 05/08/17                      EUR        5,000               5
                                                                   -------------
                                                                          51,983
                                                                   -------------
NETHERLANDS -- 0.1%
   HSBK Europe
         7.250%, 05/03/17 (A)                                500             435
   TGI International
         9.500%, 10/03/17 (A)                                660             705
                                                                   -------------
                                                                           1,140
                                                                   -------------
NIGERIA -- 0.4%
   HSBC Bank MTN
         10.500%, 07/28/08                               255,000           2,144
   UBS
         6.296%, 11/03/08 (A)(D)                           1,320           1,509
         0.000%, 09/04/17 (A)(D)                             750             782
                                                                   -------------
                                                                           4,435
                                                                   -------------
OMAN -- 0.1%
   Blue City Investments
         13.750%, 11/07/13                                   750             742
                                                                   -------------
PAKISTAN -- 0.3%
   Republic of Pakistan
         7.125%, 03/31/16                                    700             539
         6.875%, 06/01/17                                  1,390           1,029
         6.875%, 06/01/17                                  1,900           1,406
                                                                   -------------
                                                                           2,974
                                                                   -------------

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
PANAMA -- 2.7%
   Republic of Panama
         9.375%, 04/01/29                                  6,727   $       8,796
         9.375%, 01/16/23                                    560             724
         8.875%, 09/30/27                                  4,700           5,898
         8.125%, 04/28/34                                  1,020           1,209
         7.250%, 03/15/15                                  7,090           7,622
         6.700%, 01/26/36                                  2,885           2,928
                                                                   -------------
                                                                          27,177
                                                                   -------------
PERU -- 2.6%
   Banco de Credito del Peru
         7.170%, 10/15/08 (A)(D)(G)                        1,950             624
   Interoceanica IV Finance
         0.000%, 11/30/25 (A)(F)                             984             449
         0.000%, 11/30/18 (A)(F)                             450             288
   Peru Enhanced Pass-Through Finance
         6.185%, 06/02/25 (A)(F)                             320             116
         4.076%, 05/31/18 (F)                                250             169
         3.949%, 05/31/18 (A)(F)                           1,472             975
   Republic of Peru
         8.750%, 11/21/33                                    360             463
         8.375%, 05/03/16                                  5,925           6,867
         7.350%, 07/21/25                                 10,250          11,429
         6.900%, 08/12/37 (A)                              2,800             942
         6.550%, 03/14/37                                    485             493
   Republic of Peru, Ser 2003-
         9.875%, 02/06/15                                  2,745           3,358
                                                                   -------------
                                                                          26,173
                                                                   -------------
PHILIPPINES -- 5.9%
   National Power
         9.625%, 05/15/28                                  1,400           1,596
         6.875%, 11/02/16 (A)                                965             928
   Republic of Philippines
         10.625%, 03/16/25                                 9,485          12,449
         9.875%, 01/15/19                                    500             608
         9.500%, 02/02/30                                  3,230           3,945
         9.375%, 01/18/17                                  5,325           6,164
         9.000%, 02/15/13                                    600             658
         8.875%, 03/17/15                                    800             887
         8.250%, 01/15/14                                    905             968
         8.000%, 01/15/16                                  8,070           8,635
         7.750%, 01/14/31 (E)                              8,428           8,733
         7.500%, 09/25/24                                 12,954          13,245
                                                                   -------------
                                                                          58,816
                                                                   -------------
RUSSIA -- 11.9%
   ABH Financial MTN
         8.200%, 06/25/12 (A)                                372             359
   Alfa Invest MTN
         9.250%, 06/24/13 (A)                              1,200           1,200
   Dali Capital for JSC Vneshtorgbank
         7.000%, 04/13/09                                  5,600             238
   DST
         10.750%, 05/22/09                                 1,300           1,300
   Gaz Capital for Gazprom Registered
         9.625%, 03/01/13                                  1,500           1,656
         8.625%, 04/28/34                                  2,940           3,182
   Kazan Orgsintez
         9.250%, 10/30/11                                    505             503

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
   Kuznetski Capital for Bank of Moscow
         8.961%, 11/25/10 (B)                              1,200   $       1,178
   Lukoil International Finance
         6.656%, 06/07/22 (A)                                245             223
   Orient Express Finance for Vostochny
      Express Bank
         9.875%, 07/03/09                       RUB       15,000             624
   RSHB Capital
         7.750%, 05/29/18 (A)                              1,860           1,823
         7.175%, 05/16/13                                    400             399
         7.125%, 01/14/14 (A)                              1,630           1,607
         6.299%, 05/15/17 (A)                              2,375           2,191
   Russian Federation Registered
         12.750%, 06/24/28                                 4,355           7,763
         11.000%, 07/24/18                                 5,650           7,924
         7.500%, 03/31/30 (B)                             55,288          62,027
         7.500%, 03/31/30 (B)                              9,850          11,050
   Teorema Holding
         11.000%, 10/27/09                                 3,400           3,400
   TransCapital (Transneft)
         6.103%, 06/27/12 (A)                                700             702
   UBS (Vimpelcom)
         8.250%, 05/23/16                                    335             328
         8.250%, 05/23/16                                    235             230
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (A)(E)                           1,950           1,918
         8.375%, 04/30/13 (A)                              1,350           1,331
   VTB Capital
         7.815%, 08/04/08 (B)(D)                           1,735           1,723
         6.875%, 05/29/18 (A)(E)                           3,375           3,291
         6.609%, 10/31/12 (A)                                900             874
                                                                   -------------
                                                                         119,044
                                                                   -------------
SINGAPORE -- 0.1%
   DBS Bank MTN
         5.000%, 11/15/08 (A)(D)                             195             179
   United Overseas Bank
         5.375%, 09/03/08 (A)(D)                           1,000             940
                                                                   -------------
                                                                           1,119
                                                                   -------------
SOUTH AFRICA -- 1.3%
   Republic of South Africa
         8.500%, 06/23/17                                    860             972
         6.500%, 06/02/14                                  7,905           8,132
         5.875%, 05/30/22                                  3,640           3,394
                                                                   -------------
                                                                          12,498
                                                                   -------------
SOUTH KOREA -- 0.1%
   Shinhan Bank
         6.819%, 09/20/08 (D)                                630             535
   Woori Bank
         6.208%, 05/02/37                                    610             479
                                                                   -------------
                                                                           1,014
                                                                   -------------
SRI LANKA -- 0.0%
   Republic of Sri Lanka MTN
         8.250%, 10/24/12 (A)                                190             170
                                                                   -------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank MTN
         10.000%, 01/28/11                      TRY        3,770           2,675
                                                                   -------------

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
THAILAND -- 0.2%
   Bangkok Bank
         9.025%, 03/15/29                                    390   $         418
   True Move
         10.750%, 12/16/13 (A)                             1,250           1,089
                                                                   -------------
                                                                           1,507
                                                                   -------------
TRINIDAD & TOBAGO -- 0.1%
   Petroleum of Trinidad & Tobago
         6.000%, 05/08/22                                    665             635
                                                                   -------------
TUNISIA -- 0.2%
   Banque Centrale de Tunisie
         8.250%, 09/19/27                                  1,095           1,259
         7.375%, 04/25/12                                    465             492
                                                                   -------------
                                                                           1,751
                                                                   -------------
TURKEY -- 4.0%
   Republic of Turkey
         11.875%, 01/15/30                                 3,930           5,522
         10.000%, 02/15/12                      TRY          360             282
         9.500%, 01/15/14                                    500             548
         8.000%, 02/14/34                                  4,300           4,107
         7.375%, 02/05/25                                  3,000           2,793
         7.250%, 03/05/38                                  5,530           4,728
         7.250%, 03/15/15                                    550             542
         7.000%, 09/26/16                                  2,390           2,288
         6.875%, 03/17/36                                 13,805          11,406
         6.750%, 04/03/18                                  8,250           7,672
         0.000%, 01/19/11                                    600             417
                                                                   -------------
                                                                          40,305
                                                                   -------------
UKRAINE -- 2.0%
   Credit Suisse First Boston
      International
      (Export/Import - Ukraine)
         8.000%, 11/06/15                                    750             689
         6.800%, 10/04/12                                    600             553
   Government of Ukraine Registered
         7.650%, 06/11/13 (E)                              4,940           4,804
         6.875%, 03/04/11 (A)                              4,475           4,414
         6.580%, 11/21/16                                    850             750
         6.580%, 11/21/16 (A)                              6,735           5,977
         6.385%, 06/26/12                                  1,100           1,056
   Naftogaz Ukrainy
         8.125%, 09/30/09                                    700             683
   Springvale Holdings
         11.283%, 09/08/08 (D)                             1,000           1,000
                                                                   -------------
                                                                          19,926
                                                                   -------------
UNITED ARAB EMIRATES -- 1.0%
   HSBC Bank Middle East MTN
         2.679%, 10/30/08 (D)                             16,000           4,347
   Jafz Sukuk
         3.291%, 11/27/08 (D)                   AED       22,000           6,020
                                                                   -------------
                                                                          10,367
                                                                   -------------
UNITED KINGDOM -- 0.2%
   Barclays Bank MTN
         0.000%, 03/17/13 (A)(D)                             600             663
         0.000%, 12/17/12 (A)(D)                             600             612

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2008

                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
   UK Private Bank
         8.000%, 02/06/12 (A)                              1,000   $         850
                                                                   -------------
                                                                           2,125
                                                                   -------------
UNITED STATES -- 0.3%
   Citigroup Funding
         6.000%, 05/18/15 (A)                                800             969
         0.000%, 01/03/17 (D)                              1,500           1,603
                                                                   -------------
                                                                           2,572
                                                                   -------------
URUGUAY -- 3.2%
   Republic of Uruguay
         9.250%, 05/17/17                                  4,325           5,255
         8.000%, 11/18/22                                 21,585          23,042
         7.875%, 01/15/33                                  3,050           3,202
         7.625%, 03/21/36                                    600             615
                                                                   -------------
                                                                          32,114
                                                                   -------------
VENEZUELA -- 5.6%
   Government of Venezuela
         13.625%, 08/15/18                                 1,200           1,482
         10.750%, 09/19/13                                 5,980           6,219
         9.375%, 01/13/34                                  7,470           6,786
         9.250%, 09/15/27                                  5,470           5,134
         9.250%, 05/07/28                                  5,420           4,873
         9.000%, 05/07/23                                  3,935           3,418
         8.500%, 10/08/14                                  3,021           2,847
         7.650%, 04/21/25                                 10,625           8,394
         6.000%, 12/09/20                                  4,830           3,470
         5.750%, 02/26/16                                  6,500           5,106
   Government of Venezuela Registered
         7.000%, 12/01/18                                  1,850           1,489
         5.375%, 08/07/10                                  3,225           3,028
   Petroleos De Venezuela
         5.375%, 04/12/27                                  5,355           3,173
         5.250%, 04/12/17                                    900             626
                                                                   -------------
                                                                          56,045
                                                                   -------------
VIETNAM -- 0.3%
   Republic of Vietnam
         6.875%, 01/15/16                                  3,565           3,426
                                                                   -------------
YEMEN -- 0.1%
   Pemberley SPV Finance 2008 Yemen
      MTN
         11.500%, 02/19/14 (A)                             1,250           1,256
                                                                   -------------
Total Global Bonds
   (Cost $856,619) ($ Thousands)                                         854,259
                                                                   -------------
LOAN PARTICIPATIONS -- 3.8%
GERMANY -- 0.1%
   Rike
         9.000%, 08/17/11                                  1,200           1,200
                                                                   -------------
INDONESIA -- 0.4%
   Indonesia Standby Loan 94
      (Counterparty: Deutsche Bank)
         3.563%, 09/29/08 (C)(G)                           4,173           4,090

                                                   Face Amount
                                                 (Thousands)(1)/    Market Value
Description                                     Shares/Contracts   ($ Thousands)
-----------                                     ----------------   -------------
MEXICO -- 0.9%
   Altos Hornos, Promissory Note # 5
         0.000%, 04/29/99 (C)(G)                           2,500   $       1,400
   Altos Hornos, Promissory Note # 6
         0.000%, 04/29/99 (C)(G)                           2,500           1,400
   Altos Hornos Promissory Note
      (Counterparty: Deutche Bank)
         0.000%, 12/31/49 (C)(G)                           4,500           2,520
   Altos Hornos Tranche A
      (Counterparty: Banc of America)
         0.000%, 04/11/04 (C)(G)                           6,540           3,695
                                                                   -------------
                                                                           9,015
                                                                   -------------
NIGERIA -- 0.4%
   Oando
         13.900%, 03/02/10                               229,710           1,932
         13.900%, 02/23/10                               229,710           1,933
                                                                   -------------
                                                                           3,865
                                                                   -------------
RUSSIA -- 0.3%
   Snegri
         10.500%, 04/21/10                                 2,550           2,550
                                                                   -------------
SINGAPORE -- 1.2%
   Connect International PIK
         0.000%, 01/01/09 (C)(G)                           8,102           8,185
   Neptune
         0.000%, 12/05/08 (C)                              3,678           3,678
                                                                   -------------
                                                                          11,863
                                                                   -------------
TURKEY -- 0.6%
   Cukurova, Ser A
         10.980%, 11/24/08                                 1,460           1,430
   Cukurova, Ser B
         10.973%, 05/01/12                                 4,600           4,278
                                                                   -------------
                                                                           5,708
                                                                   -------------
Total Loan Participations
   (Cost $32,686) ($ Thousands)                                           38,291
                                                                   -------------
COMMON STOCK -- 0.5%
BRAZIL -- 0.5%
   GVT Holding *                                         199,627           4,889
                                                                   -------------
Total Common Stock
   (Cost $981) ($ Thousands)                                               4,889
                                                                   -------------
PURCHASED OPTIONS -- 0.1%
BRAZIL -- 0.1%
   December 2008 BRL Call,
      Expires 12/20/08
      Strike Price: BRL 1.705 *                        9,650,000             276
   December 2008 BRL Call,
      Expires 12/20/08
      Strike Price: BRL 1.710 *                        9,680,000             288
   January 2009 BRL Call,
      Expires 01/17/09
      Strike Price: BRL 1.705 *                        7,843,000             217

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                                                   Contracts/
                                                   Face Amount      Market Value
Description                                      (Thousands)(1)    ($ Thousands)
-----------                                     ----------------   -------------
   November 2008 BRL Call,
      Expires 11/22/08
      Strike Price: BRL 1.670 *                        9,452,200   $         204
   November 2008 BRL Call,
      Expires 11/22/08
      Strike Price: BRL 1.700 *                        6,800,000             191
                                                                   -------------
Total Purchased Options
   (Cost $682) ($ Thousands)                                               1,176
                                                                   -------------

                                                    Number Of
                                                    Warrants
                                                ----------------
WARRANTS -- 0.1%
RUSSIA -- 0.1%
   Teorema Holding A,
      Expires 10/27/11 *                                     226             154
   Teorema Holding B,
      Expires 10/27/11 *                                     452             307
                                                                   -------------
Total Warrants (Cost $77) ($ Thousands)                                      461
                                                                   -------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL
FOR SWAP CONTRACTS -- 4.7%(H)
BRAZIL -- 2.0%
   Deposit with Deutsche Bank as
      Collateral for Swap Contracts
      Outstanding                                            877             877
   Deposits with Deutsche Bank as
      Collateral for Swap Contracts
      Outstanding                               BRL        9,375           5,894
   Deposits with Goldman Sachs as
      Collateral for Swap Contracts
      Outstanding                               BRL        4,564           2,869
   Deposits with JP Morgan Chase as
      Collageral for Swap Contracts
      Outstanding                                          2,798           2,798
   Deposits with JP Morgan Chase as
      Collateral for Swap Contracts
      Outstanding                                          8,061           8,062
                                                                   -------------
                                                                          20,500
                                                                   -------------
INDONESIA -- 0.1%
   Deposits with Deutsche Bank as
      Collateral for Swap Contracts
      Outstanding                               IDR    6,689,757             726
                                                                   -------------
ISRAEL -- 0.5%
   Deposits with HSBC as
      Collateral for Swap Contracts
      Outstanding                               ILS        7,824           2,335
   Deposits with UBS as
      Collateral for Swap Contracts
      Outstanding                               ILS        7,190           2,146
                                                                   -------------
                                                                           4,481
                                                                   -------------
NIGERIA -- 0.4%
   Deposits with Citibank as Collateral for
      Swap Contracts Outstanding                             648             648
   Deposits with Merrill Lynch as
      Collateral for Swap Contracts
      Outstanding                               NGN      288,900           2,452

                                                   Face Amount
                                                 (Thousands)(1)/    Market Value
Description                                     Shares/Contracts   ($ Thousands)
-----------                                     ----------------   -------------
   Deposits with Standard Bank as
      Collateral for Swap Contracts
      Outstanding                                            790   $         790
   Deposits with UBS as
      Collateral for Swap Contracts
      Outstanding                               NGN       45,165             383
                                                                   -------------
                                                                           4,273
                                                                   -------------
RUSSIA -- 1.0%
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                                9,550           9,550
                                                                   -------------
UKRAINE -- 0.8%
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contracts Outstanding                                5,750           5,750
   Deposits with Merrill Lynch as
      Collateral for Swap Contracts
      Outstanding                                          2,273           2,273
                                                                   -------------
                                                                           8,023
                                                                   -------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $46,438) ($ Thousands)                                           47,553
                                                                   -------------
AFFILIATED PARTNERSHIP -- 2.2%
UNITED STATES -- 2.1%
   SEI Liquidity Fund, L.P.,
      2.75% **+(I)                                    21,958,023          21,958
                                                                   -------------
Total Affiliated Partnership
   (Cost $21,958) ($ Thousands)                                           21,958
                                                                   -------------
Total Investments -- 96.7%
   (Cost $959,441)($ Thousands) ++                                 $     968,587
                                                                   =============
WRITTEN OPTIONS -- 0.0%
BRAZIL -- 0.0%
   December 2008 BRL Call,
      Expires 12/20/08, Strike Price BRL
      1.610 *                                         (9,110,000)  $        (112)
   December 2008 BRL Call,
      Expires 12/20/08, Strike Price BRL
      1.570 *                                         (8,886,200)            (69)
   January 2009 BRL Call,
      Expires 12/20/08, Strike Price BRL
      1.605 *                                         (9,090,000)           (105)
   January 2009 BRL Call,
      Expires 01/17/09, Strike Price BRL
      1.605 *                                         (7,383,000)            (88)
   November 2008 BRL Call,
      Expires 11/22/08, Strike Price BRL
      1.550 *                                         (6,200,000)            (33)
                                                                   -------------
Total Written Options
   (Premiums Received $(266)) ($ Thousands)                        $        (407)
                                                                   -------------

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2008

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                               Total Return Swaps



                                                                                                        FUND
COUNTERPARTY    REFERENCE ENTITY/OBLIGATION                                  FUND PAYS                RECEIVES
-------------   -----------------------------------------------   -------------------------------  -------------
Standard Bank   Federal Government Of Nigeria 17.00%, 12/16/08    Cash Deposit Of Notional Amount   Price Return
Merrill Lynch   Solar Gardens Ltd Term Loan Credit Facility       Cash Deposit Of Notional Amount   Price Return
UBS Warburg     Federal Government Of Nigeria 9.350%, 08/31/20    Cash Deposit Of Notional Amount   Price Return
Goldman Sachs   Federative Republic Of Brazil 10.000%, 01/01/17   Cash Deposit Of Notional Amount   Price Return
JPMorgan
Chase Bank      Federative Republic Of Brazil 6.000%, 05/15/11    Cash Deposit Of Notional Amount   Price Return
Deutsche Bank   Federative Republic Of Brazil 6.000%, 05/15/17    Cash Deposit Of Notional Amount   Price Return
JPMorgan
Chase Bank      Federative Republic Of Brazil 6.000%, 08/15/10    Cash Deposit Of Notional Amount   Price Return
Deutsche Bank   Federative Republic Of Brazil 6.000%, 08/15/10    Cash Deposit Of Notional Amount   Price Return
Deutsche Bank   Federative Republic Of Brazil 6.000%, 08/15/10    Cash Deposit Of Notional Amount   Price Return
Deutsche Bank   Indonesia Government 12.000%, 09/15/11            Cash Deposit Of Notional Amount   Price Return
HSBC            Israel Government 5.000%, 03/31/13                Cash Deposit Of Notional Amount   Price Return
UBS Warburg     Israel Government 5.000%, 03/31/13                Cash Deposit Of Notional Amount   Price Return
Standard Bank   Federal Government Of Nigeria 12.500%, 02/24/09   Cash Deposit Of Notional Amount   Price Return
Citibank        Federal Government Of Nigeria 12.500%, 03/31/09   Cash Deposit Of Notional Amount   Price Return
Merrill Lynch   Osjc Zaporozh Term Loan Credit Facility 9.784%,   Cash Deposit Of Notional Amount   Price Return
                12/31/10




                                                NET UNREALIZED
                                                 APPRECIATION
                TERMINATION   NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY        DATE       (THOUSANDS)(1)    ($THOUSANDS)
-------------   -----------   ---------------   --------------
Standard Bank     12/16/08    NGN      45,003       $   20
Merrill Lynch     12/30/09    NGN     288,900           72
UBS Warburg       08/31/17    NGN      49,550           20
Goldman Sachs     01/01/17    BRL       4,500         (393)
JPMorgan
Chase Bank        05/15/11    BRL       4,214          548
Deutsche Bank     08/15/10    BRL       4,383          (50)
JPMorgan
Chase Bank        08/15/10    BRL      12,000        1,980
Deutsche Bank     08/15/10    BRL       1,400          249
Deutsche Bank     08/15/10    BRL       1,400           43
Deutsche Bank     09/15/11    IDR   5,900,000          (68)
HSBC              03/31/13    ILS       7,800           (3)
UBS Warburg       03/31/13    ILS       7,169           (3)
Standard Bank     02/25/09    NGN      55,618           25
Citibank          04/03/09    NGN      82,011           90
Merrill Lynch     12/31/10              2,273           91
                                                    ------
                                                    $2,621
                                                    ======

                              CREDIT DEFAULT SWAPS

                                                                                                                  NET UNREALIZED
                                                                           (PAYS)/                                 APPRECIATION
                                                               BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION              PROTECTION    RATE        DATE      (THOUSANDS)(1)   ($ THOUSANDS)
------------         ---------------------------              ----------  --------  -----------  ---------------  --------------
JPMorgan Chase Bank  Federative Republic of Brazil 12.2500%,
                     06/6/30                                  Sell          3.69%     10/20/15       (4,500)           $ 661
Credit Suisse        JSC Gazprom 8.625% 04/28/34              Sell          1.60      01/20/16       (8,550)            (367)
Credit Suisse        JSC Gazprom 8.625% 04/28/34              Sell          1.37      08/20/16       (1,000)             (57)
Credit Suisse        Naftogaz Ukrainy, 8.125% 09/30/09        Sell          5.75      12/20/08       (1,400)             (18)
Credit Suisse        Naftogaz Ukrainy, 8.125% 09/30/09        Sell          5.75      12/20/09       (3,600)            (123)
Credit Suisse        Naftogaz Ukrainy, 8.125%, 09/30/09       Sell          5.20      12/20/11         (750)             (52)
                                                                                                                       -----
                                                                                                                       $  44
                                                                                                                       =====

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

                               INTEREST RATE SWAPS

                                                                                                  NET
                                                                                              UNREALIZED
                                                                               NOTIONAL      APPRECIATION
                                                  FUND    TERMINATION            AMOUNT     (DEPRECIATION)
COUNTERPARTY     FUND PAYS                      RECEIVES      DATE          (THOUSANDS)(1)   ($ THOUSANDS)
------------     -----------------------------  --------  -----------       --------------  --------------
Lehman Brothers  Brazil Interbank Deposit Rate   10.65%     01/02/12          BRL  7,300       $  (429)
Lehman Brothers  Brazil Interbank Deposit Rate   11.09%     01/02/12          BRL 14,300          (742)
Lehman Brothers  Brazil Interbank Deposit Rate   12.34%     01/02/12          BRL 16,026          (820)
Lehman Brothers  Brazil Interbank Deposit Rate   12.57%     01/02/12          BRL 15,687          (728)
Lehman Brothers  Brazil Interbank Deposit Rate   12.38%     01/02/12          BRL 13,089          (659)
Deutsche Bank    Brazil Interbank Deposit Rate   13.75%     01/02/12          BRL  6,043          (145)
Deutsche Bank    Brazil Interbank Deposit Rate   10.63%     01/02/12          BRL  5,531          (516)
Credit Suisse    6-Month USD LIBOR                4.89%     01/20/16               8,550           212
                                                                                               -------
                                                                                               $(3,827)
                                                                                               =======

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2008, is as follows:

                                                        UNREALIZED
                      CURRENCY          CURRENCY       APPRECIATION
SETTLEMENT           TO DELIVER        TO RECEIVE     (DEPRECIATION)
DATE                (THOUSANDS)       (THOUSANDS)      ($ THOUSANDS)
----------        ---------------   ---------------   --------------
7/2/08-8/4/08     BRL      83,974   USD      51,216      $(1,448)
7/2/08-8/4/08     USD      41,476   BRL      67,304          780
7/7/08-9/5/08     USD      10,370   CZK     166,361          586
7/10/08-9/9/08    USD      12,952   RUB     310,323          276
7/11/08           USD       2,400   ZAR      19,074           31
7/11/08           ZAR       9,324   USD       1,226           38
7/14/08           KRW   1,977,780   USD       1,920           30
7/14/08           USD       2,027   KRW   1,977,780         (136)
7/15/08           MXP      49,964   USD       4,800          (39)
7/15/08           USD       9,798   MXP     104,005          275
7/16/08           EUR      14,611   USD      21,440       (1,561)
7/16/08           USD       5,290   EUR       3,407           74
7/18/08           USD         729   PHP      30,828          (43)
7/22/08           INR     131,307   USD       3,101           61
7/22/08           USD       3,282   INR     131,307         (242)
7/22/08-8/29/08   USD      12,234   SGD      16,606           10
7/23/08           USD       7,363   PLN      16,073          180
8/19/08           ILS       3,908   USD       1,200           35
8/19/08-8/20/08   USD       6,430   ILS      22,862          383
                                                         -------
                                                         $  (923)
                                                         =======

       SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2008

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                            NUMBER OF                        UNREALIZED
                            CONTRACTS                       APPRECIATION
TYPE OF CONTRACT          LONG (SHORT)   EXPIRATION DATE   ($ THOUSANDS)
----------------          ------------   ---------------   -------------
U.S. 5-Year Note               26            Sep-2008           $ 23
U.S. Long Treasury Bond        74            Sep-2008            213
                                                                ----
                                                                $236
                                                                ====

     Percentages are based on a Net Assets of $1,001,996($ Thousands).

*    Non-income producing security.

**   Affiliated security

+    Rate shown is the 7-day effective yield as of June 30, 2008.

(1)  In U.S. dollars unless otherwise noted.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(C)  Security in default on interest payments.

(D) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(E) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $19,925 ($ Thousands).

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2008 was $22,647 and represented 2.26% of Net Assets.

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2008 was $21,958 ($ Thousands)

++ At June 30, 2008, the tax basis cost of the Fund's investments was 959,441 ($ Thousands), and the unrealized appreciation and depreciation were $46,782 ($ Thousands) and ($37,636) ($ Thousands) respectively.

AED  -- United Arab Emirates Dirham
BRL  -- Brazilian Real
COP  -- Chilean Peso
CZK  -- Czech Koruna
EUR  -- Euro
IDR  -- Indonesian Rupiah
ILS  -- Israeli New Shekels
INR  -- Indian Rupee
ITL  -- Italian Lira
KRW  -- Korean Won
L.P. -- Limited Partnership
MTN  -- Medium Term Note
MXP  -- Mexican Peso
NGN  -- Nigerian Naira
PIK  -- Payment-in-Kind
PHP  -- Phillipine Peso
PLN  -- Polish Zloty
RUB  -- Russian Ruble
Ser  -- Series
SGD  -- Singapore Dollar
TRY  -- New Turkish Lira
USD  -- U.S. Dollar
ZAR  -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

    SEI Institutional International Trust / Quarterly Report / June 30, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional International Trust


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 29, 2008


By (Signature and Title)*              /s/ Stephen F. Panner
                                       -----------------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: August 29, 2008



* Print the name and title of each signing officer under his or her signature.